Loan Level Exception Report
Run Date - 5/17/2018 5:40:16 PM

AMC Loan ID	Customer Loan ID	Loan Id	Seller Loan ID	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Subject to Predatory - Unable to Test	Review Date	Overall Grade	Credit Grade	Property Grade	Compliance Grade	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Cured Exceptions	Compensating Factors	Valuation Comments	General Comments	Primary Guideline
201027610	PA	Primary	Refinance Cash-out - Home Improvement	Yes	11/15/2016	2	2	[2] Miscellaneous Compliance - Initial TIL not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
CLEARED COMMENT (2016-12-05): Documentation provided to clear issue.

[1] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
CLEARED COMMENT (2016-12-05): Repeat exception.

[1] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.
CLEARED COMMENT (2016-12-05): Documentation provided to clear issue.

[1] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		CLEARED COMMENT (2016-12-05): Documentation provided to clear issue.
201027647	MI	Primary	Refinance Rate/Term	11/19/2016	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2005 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Not Charged for Actual Amounts of Third Party Fees): Michigan Consumer Mortgage Protection Act:  Borrower charged for products or services not provided or not charged actual amount for third party fee.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201027658	MA	Primary	Refinance Cash-out - Other	Tested	11/21/2016	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - Initial GFE not disclosed to the borrower within 3 days.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/23/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $441,510.91 is underdisclosed from calculated Finance Charge of $442,000.43 in the amount of $489.52.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
201027746	FL	Primary	Purchase	11/19/2016	2	2	[2] Miscellaneous Compliance - Initial TIL not provided

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
201027828	TN	Primary	Refinance Rate/Term	Yes	11/17/2016	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Miscellaneous Compliance - Initial TIL not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
CLEARED COMMENT (2016-12-05): XX5/16 XX5/16 Found 1 page appraisal in review of docs dated XX4/16

[1] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
CLEARED COMMENT (2016-12-05): XX5/16 Found initial 1003 in review of docs dated XX4/16

[1] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
EXCEPTION INFO: XX5/16 Found initial 1003 in review of docs dated XXX
																		CLEARED COMMENT (2016-12-05): XXXX16 Found
201027893	CA	Primary	Refinance Cash-out - Other	Yes	11/19/2016	2	2	[3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of $2,737.11 does not match Calculated P&I of $2,874.92	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - Initial GFE not disclosed to the borrower within 3 days.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/17/2005 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
EXCEPTION INFO: Testing was conducted monthly back through the brokers/correspondents application date.

[2] Miscellaneous Compliance - Initial TIL not provided

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201027904	MA	Primary	Refinance Rate/Term	Yes	11/19/2016	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - Initial TIL not provided

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201027971	TX	Investment	Refinance Rate/Term	11/21/2016	2	2	[2] Miscellaneous Compliance - Initial GFE not disclosed to the borrower within 3 days.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/2007 which is 1 month(s) prior to consummation. A 2 month lookback was used to determine this application date.	[1] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
CLEARED COMMENT (2016-12-05): Documentation provided to clear issue.

[1] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
CLEARED COMMENT (2016-12-05): Documentation provided to clear issue.

[1] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.
																		CLEARED COMMENT (2016-12-05): Documentation provided to clear issue.
201027997	NJ	Primary	Purchase	11/15/2016	2	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/2001 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $279,252.69 is underdisclosed from calculated Finance Charge of $280,057.76 in the amount of $805.07.

[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	[1] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XXX
Inspection Date:
OVERRIDDEN COMMENT (2016-11-28): Not required - client has current property inspections on all properties
RE-OPEN COMMENT (2016-12-05): doc in file
CLEARED COMMENT (2016-12-05): Prop inspection in file completed on XXX

[1] Application / Processing - Missing Document: Missing Final 1003
OVERRIDDEN COMMENT (2016-11-28): n/a per client
RE-OPEN COMMENT (2016-12-05): doc in file
CLEARED COMMENT (2016-12-05): Doc in file dated XXX

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		CLEARED COMMENT (2016-12-05): Final TIL in file dated XXX
201028008	OH	Primary	Refinance Cash-out - Other	11/15/2016	1	1	[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: Documentation provided clearing issue

[1] Application / Processing - Missing Document: Missing Final 1003
CLEARED COMMENT (2016-12-05): doc in file dated XXX

[1] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-12-05): RTC in file

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		CLEARED COMMENT (2016-12-05): TIL in file dated XXX
201028013	NJ	Primary	Purchase	11/15/2016	2	2	[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone.

[2] Miscellaneous Compliance - Initial GFE not disclosed to the borrower within 3 days.

																	[2] Miscellaneous Compliance - Initial TIL not provided	[1] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided CLEARED COMMENT (2016-12-01): Cleared - able to back into the MI premiums for compliance testing.
201028052	OH	Primary	Refinance Rate/Term	11/16/2016	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/22/2003 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	[1] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
CLEARED COMMENT (2016-12-05): Document uploaded XX4

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		CLEARED COMMENT (2016-12-05): TIL uploaded XXX
201028147	CO	Primary	Refinance Cash-out - Other	11/19/2016	2	2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $181,365.17 is underdisclosed from calculated Finance Charge of $181,404.77 in the amount of $39.60.
																	EXCEPTION INFO: The under disclosure for $39.60 was caused by the Itemization of Amount Financed not disclosing the Tax Cert for $30.00 and disclosed the flood certification as $6.00 instead of $16.00 as shown on the final HUD-1.
201028215					NV		Second Home	Purchase			11/21/2016	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
201028259	NV	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/19/2016	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - Initial GFE not disclosed to the borrower within 3 days.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/11/2005 which is the consummation date.

[2] Miscellaneous Compliance - Initial TIL not disclosed to the borrower within 3 days.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Miscellaneous Compliance - Initial TIL not provided CLEARED COMMENT (2016-12-05): Initial TIL provided page XXX
201028293	CT	Primary	Refinance Rate/Term	11/15/2016	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $262,684.17 is underdisclosed from calculated Finance Charge of $262,736.19 in the amount of $52.02.
																	EXCEPTION INFO: TIL itemization did not disclosed the recording service fee of 53.00 as prepaid finance charges.
201028379	PA	Primary	Refinance Cash-out - Debt Consolidation	11/19/2016	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
201028479	WI	Primary	Refinance Rate/Term	11/23/2016	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.43867% or Final Disclosure APR of 5.42200% is in excess of allowable threshold of APOR 3.38% + 1.5%, or 4.88000%.  Compliant Higher Priced Mortgage Loan.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $126,083.57 is underdisclosed from calculated Finance Charge of $126,360.08 in the amount of $276.51.
EXCEPTION INFO: TIL Itemization includes the premium price credit of $246.97 in prepaid finance charges.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
201028626	NJ	Primary	Refinance Rate/Term	11/23/2016	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/28/2010 which is 1 month(s) prior to consummation.  A 5 month lookback was used to determine this application date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
201028822	MO	Primary	Refinance Cash-out - Other	Yes	11/19/2016	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2003 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
EXCEPTION INFO: Missing documentation to determine the occupancy and purpose therefore compliance review defaulted to owner occupied/cash out refinance.”

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
																		CLEARED COMMENT (2016-12-15): Documentation provided clearing exception
201028857	KY	Investment	Purchase	11/23/2016	1	1	[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
CLEARED COMMENT (2016-12-05): XXX- Appraisal provided.

[1] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
CLEARED COMMENT (2016-12-05): XXX- FACTA provided.

[1] Miscellaneous Compliance - Initial TIL not provided
CLEARED COMMENT (2016-12-05): XXXX2016- Subject property is an investment property.

[1] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
																		CLEARED COMMENT (2016-XXX-05): XXX- Final HUD provided.
201028900	MI	Primary	Refinance Rate/Term	11/19/2016	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - Initial GFE not disclosed to the borrower within 3 days.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/2006 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

																	[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
201040984					CA		Primary	Refinance Cash-out - Debt Consolidation			11/14/2016	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
201041074	AZ	Primary	Refinance Cash-out - Other	11/30/2016	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
201041075	VA	Primary	Refinance Cash-out - Debt Consolidation	XX1/2016 9:43:27 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
201041084					FL		Primary	Refinance Cash-out - Other			XX1/2016 9:43:27 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
201041129	IL	Primary	Refinance Rate/Term	XX1/2016 9:43:27 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
201041130	NJ	Primary	Refinance Cash-out - Debt Consolidation	XX1/2016 9:43:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201041148	OH	Primary	Refinance Cash-out - Debt Consolidation	11/14/2016	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

																	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower’s reasonable tangible net benefit.
201041214	PA	Primary	Refinance Cash-out - Other	XX1/2016 9:43:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
201041242					CA		Investment	Refinance Cash-out - Debt Consolidation			XX1/2016 9:43:27 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
201041282	FL	Primary	Refinance Cash-out - Other	11/15/2016	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
201041284	SC	Primary	Refinance Cash-out - Debt Consolidation	XX1/2016 9:43:27 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
201041286					GA		Investment	Purchase			XX1/2016 9:43:27 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
201041319	OH	Primary	Refinance Rate/Term	XX1/2016 9:43:27 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

																	[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.	[1] Closing / Title - Missing Document: Note - Subject Lien not provided CLEARED COMMENT (2016-12-09): Copy of note provided clearing exception
201041339					MD		Primary	Refinance Cash-out - Debt Consolidation			11/30/2016	2			2		[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
201041346					AZ		Investment	Refinance Rate/Term			11/30/2016	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
201041361					FL		Primary	Refinance Rate/Term			XX1/2016 9:43:27 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
201041364	AL	Primary	Purchase	XX1/2016 9:43:27 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
201041424					TX		Primary	Purchase			XX1/2016 9:43:27 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
201041428	TX	Primary	Refinance Rate/Term	XX1/2016 9:43:27 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
201041433					LA		Primary	Refinance Cash-out - Other			XX1/2016 7:13:50 AM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
201041435					IL		Primary	Refinance Cash-out - Home Improvement			XX1/2016 7:13:50 AM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
201041521	VA	Primary	Refinance Cash-out - Other	XX1/2016 9:42:22 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Closing / Title - Note is not on a FNMA/FHLMC form and may not contain standard legal language.	[1] Closing / Title - Final Title Policy is missing. No evidence of title was found in file. CLEARED COMMENT (2018-05-09): Post closing title confirmed 1st lien position and vesting
201041526	AR	Primary	Refinance Cash-out - Other	XX2/2016 8:57:44 AM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202596815					CA		Primary	Purchase			11/30/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2005.
202596819	WA	Primary	Refinance Rate/Term	11/30/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX27/2005.
202596822					GA		Primary	Purchase			11/30/2017	1			1
202596823					NY		Primary	Purchase			XX8/2017 4:13:02 PM	1			1
202596828					CA		Primary	Refinance Cash-out - Debt Consolidation			11/30/2017	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
202596829					CA		Primary	Refinance Cash-out - Other			11/30/2017	1			1
202596834					FL		Second Home	Refinance Cash-out - Other			11/30/2017	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
202596835					CA		Primary	Refinance Cash-out - Debt Consolidation			11/30/2017	1			1
202596836					GA		Primary	Refinance Rate/Term			XX8/2017 4:13:02 PM	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2005 [3] Closing / Title - Title: Evidence of title is missing
202596838	MI	Primary	Refinance Rate/Term	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX19/2004.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
202596839	MI	Primary	Refinance Rate/Term	11/30/2017	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $154,360.06 is underdisclosed from calculated Finance Charge of $154,415.08 in the amount of $55.02.
																	EXCEPTION INFO: TIL itemization did not disclose a payoff processing fee of $55 as a prepaid finance charge.
202596840					FL		Primary	Purchase			11/30/2017	1			1
202596846					CA		Primary	Purchase			11/30/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2005.
202596847					MI		Primary	Purchase			11/30/2017	1			1
202596854					FL		Primary	Refinance Rate/Term			11/30/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2005.
202596855					MI		Primary	Refinance Cash-out - Other			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
202596863	NY	Primary	Refinance Cash-out - Other	XX8/2017 4:13:02 PM	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX22/2005.
202596866	NY	Primary	Refinance Cash-out - Other	11/30/2017	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $368,785.36 is underdisclosed from calculated Finance Charge of $369,235.25 in the amount of $449.89.
																	EXCEPTION INFO: TIL itemization did not include a $150 document review fee, a $50 escrow service fee, a $25 flood cert fee, a $50 title courier fee, or a $150 payoff service fee as a prepaid finance charge.
202596867	CA	Primary	Purchase	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX22/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $161,112.14 is underdisclosed from calculated Finance Charge of $161,261.15 in the amount of $149.01.
																	EXCEPTION INFO: TIL Itemization did not disclose $50.00 Loan Tie In Fee and $15.45 Courier Fee as prepaid finance charges. Additionally, TIL Itemization reflects $65.19 for Interim Interest. Final HUD reflects $173.84.
202596869					IL		Primary	Refinance Rate/Term			11/30/2017	1			1
202596874	NY	Primary	Purchase	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $602,064.16 is underdisclosed from calculated Finance Charge of $604,666.01 in the amount of $2,601.85.
																	EXCEPTION INFO: Final HUD does not reflect final inspection fee of $250, appraisal recert fee of $125 or tax fee of $50 as prepaid finance charges.
202596884	CA	Primary	Refinance Cash-out - Debt Consolidation	11/30/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $140,865.92 is underdisclosed from calculated Finance Charge of $144,055.75 in the amount of $3,189.83.
																	EXCEPTION INFO: Per final payment stream on the TIL, it appears originator used an index that was not available during the look back period.
202596893	CA	Primary	Refinance Cash-out - Debt Consolidation	11/30/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/XX2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202596895					CA		Primary	Refinance Cash-out - Debt Consolidation			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX22/2004.
202596903	CA	Primary	Refinance Cash-out - Other	11/30/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest.
202596906	AZ	Primary	Refinance Cash-out - Other	XX8/2017 4:13:02 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX18/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
202596909	CA	Primary	Purchase	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202596944					GA		Primary	Purchase			11/30/2017	1			1
202596947	VA	Primary	Refinance Rate/Term	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX19/2006.

																	[2] State Compliance - Virginia Tangible Net Benefit Test: Virginia Mortgage Lender and Broker Act: Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information.
202596949					FL		Primary	Refinance Cash-out - Debt Consolidation			XX9/2017 10:58:17 AM	1			1	[3] Credit Documentation - Missing Document: Credit Report not provided
202596950					GA		Primary	Purchase			11/30/2017	1			1
202596951					GA		Primary	Purchase			11/30/2017	1			1
202596954					FL		Primary	Purchase			XX8/2017 4:13:02 PM	1			1
202596955					FL		Primary	Purchase			XX9/2017 10:58:17 AM	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
202596957					FL		Primary	Refinance Cash-out - Debt Consolidation			XX9/2017 10:58:17 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202596959	FL	Primary	Purchase	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX23/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202596960					FL		Primary	Refinance Cash-out - Other			XX9/2017 10:58:17 AM	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
202596961	DC	Investment	Refinance Cash-out - Debt Consolidation	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2006.
202596966					GA		Primary	Purchase			11/30/2017	1			1
202596968	MD	Primary	Refinance Cash-out - Debt Consolidation	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202596970					NY		Primary	Refinance Cash-out - Debt Consolidation			XX8/2017 4:13:02 PM	1			1
202596973					CA		Primary	Refinance Rate/Term			XX8/2017 4:13:02 PM	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
202596974					CA		Primary	Refinance Cash-out - Other			XX9/2017 10:58:17 AM	1			1
202596979					CA		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX21/2007.
202596980					MD		Primary	Refinance Cash-out - Other			XX9/2017 10:58:17 AM	1			1
202596982					CA		Primary	Refinance Cash-out - Other			XX9/2017 10:58:17 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX20/2007.
202596983	MD	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX27/2006.
202596988					CA		Primary	Refinance Cash-out - Other			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202596999					GA		Primary	Purchase			XX8/2017 4:13:02 PM	1			1
202597000	GA	Primary	Refinance Cash-out - Debt Consolidation	11/30/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $376,614.73 is underdisclosed from calculated Finance Charge of $376,723.08 in the amount of $108.35.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.
202597003					FL		Primary	Purchase			XX9/2017 10:58:17 AM	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
202597011					GA		Second Home	Purchase			XX15/2017 9:08:21 AM	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
202597012					GA		Primary	Purchase			XX8/2017 4:13:02 PM	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
202597014					FL		Primary	Purchase			XX15/2017 9:08:21 AM	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
202597017					FL		Primary	Refinance Cash-out - Home Improvement			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
202597021					FL		Primary	Purchase			11/30/2017	1			1
202597023					GA		Primary	Purchase			11/30/2017	1			1
202597024	FL	Primary	Refinance Cash-out - Other	XX9/2017 10:58:17 AM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
202597034	FL	Primary	Refinance Cash-out - Debt Consolidation	XX9/2017 10:58:17 AM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $430,390.39 is underdisclosed from calculated Finance Charge of $430,488.56 in the amount of $98.17.
																	EXCEPTION INFO: Unable to determine cause of under-disclosure due to missing Itemization of Prepaid Finance Charges.
202597039	FL	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX23/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202597040	CA	Primary	Purchase	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX2006.
202597041					FL		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202597042					FL		Primary	Refinance Cash-out - Other			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/25/2006.
202597047					GA		Primary	Purchase			XX8/2017 4:13:02 PM	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
202597056					GA		Primary	Purchase			XX15/2017 9:08:21 AM	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
202597058	GA	Primary	Purchase	XX8/2017 4:13:02 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $396,749.66 is underdisclosed from calculated Finance Charge of $396,886.59 in the amount of $136.93.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202597062	NC	Primary	Purchase	XX9/2017 10:58:17 AM	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202597066	CA	Primary	Purchase	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2006.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202597069					OR		Primary	Refinance Cash-out - Other			XX21/2017 1:14:59 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202597073	CA	Primary	Refinance Cash-out - Other	XX9/2017 10:58:17 AM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX28/2007	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX22/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $671,361.65 is underdisclosed from calculated Finance Charge of $671,403.93 in the amount of $42.28.
EXCEPTION INFO: Itemization did not include $720 broker fee, $9 flood fee, $36 Courier fee in the prepaid finance charges;  However, itemization does include the following fees that were not on the HUD: $250 Doc Prep, $50 Misc., $160 email/electronic delivery.  Prepaid interest was over disclosed by $262.68.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202597074	WA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:59:19 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202597075					CA		Primary	Refinance Rate/Term			XX8/2017 4:13:02 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202597076	CA	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX13/2007
																GENERAL COMMENT (2018-02-02): Appraisal received only has pictures, missing all other pages. Exception remains.	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202597078	CA	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - The Note has not been signed by the borrower(s).	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX19/2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202597079	TX	Primary	Refinance Rate/Term	XX21/2017 1:14:59 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $506,528.34 is underdisclosed from calculated Finance Charge of $507,445.55 in the amount of $917.21.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX2007, prior to three (3) business days from transaction date of XX31/2007.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202597080	UT	Primary	Purchase	XX8/2017 4:13:02 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202597081	CA	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2006.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202597083	CA	Primary	Refinance Cash-out - Debt Consolidation	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/15/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX15/2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202597087	CA	Primary	Refinance Cash-out - Debt Consolidation	XX9/2017 10:58:17 AM	2	2	[3] Closing / Title - The Note has not been signed by the borrower(s).	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202597088	CA	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - The Note has not been signed by the borrower(s).	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX15/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202597090					CA		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202597091	CA	Investment	Refinance Cash-out - Other	XX8/2017 4:13:02 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
202597093					CA		Primary	Purchase			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202597100					IL		Primary	Refinance Cash-out - Other			XX1/2017 7:34:01 AM	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202597108	IL	Primary	Refinance Rate/Term	XX8/2017 4:13:02 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/20/2006.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	[1] Appraisal Documentation - Missing Document: Appraisal not provided CLEARED COMMENT (2018-02-12): Received complete origination appraisal. Exception cleared.
202597112	MN	Primary	Refinance Rate/Term	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202597115					IL		Primary	Purchase			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202597117	IL	Primary	Refinance Cash-out - Home Improvement	XX8/2017 4:13:02 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2007 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX31/2006.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $320,192.31 is underdisclosed from calculated Finance Charge of $320,272.35 in the amount of $80.04.
																	EXCEPTION INFO: Missing itemization of amount financed; unable to determine under disclosure
202597119	FL	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2007
																GENERAL COMMENT (2018-02-02): Appraisal received only has pictures, missing all other pages. Exception remains.
202597120					IL		Primary	Purchase			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202597123	IL	Primary	Purchase	XX15/2017 9:08:21 AM	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2007
																GENERAL COMMENT (2018-02-05): received Photo, Sketch and Map pages only of appraisal. Exception remains
202597127	IL	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX19/2008.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202597135					AZ		Primary	Refinance Cash-out - Debt Consolidation			XX9/2017 10:58:17 AM	1			1
202597139	OH	Primary	Refinance Cash-out - Other	XX9/2017 10:58:17 AM	2	2	[2] Miscellaneous Compliance - Initial TIL not provided

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

																	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower’s reasonable tangible net benefit.
202597142	OH	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX28/2007
GENERAL COMMENT (2018-02-05): Received cover page, Subject photo addendum, Map addendum only of origination appraisal. Exception remains.	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower’s reasonable tangible net benefit.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $148,078.20 is underdisclosed from calculated Finance Charge of $148,118.23 in the amount of $40.03.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202597143	CO	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>
GENERAL COMMENT (2018-02-05): Received cover page, subject property photo addendum, Sketch and Map only of origination appraisal. Exception remains.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202597144	OH	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2007.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202597150	NJ	Primary	Purchase	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX27/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202597151					NJ		Primary	Refinance Rate/Term			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202597163	DE	Primary	Purchase	XX8/2017 4:13:02 PM	2	2	[3] Closing / Title - Missing Document: Rider - PUD not provided	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202597167					TN		Primary	Refinance Cash-out - Debt Consolidation			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202597168	GA	Primary	Refinance Rate/Term	XX8/2017 4:13:02 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2007	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202597171	NY	Primary	Refinance Cash-out - Debt Consolidation	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $410,722.81 is underdisclosed from calculated Finance Charge of $411,495.36 in the amount of $772.55.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed
202597173					NY		Primary	Refinance Cash-out - Other			11/30/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202597182					PA		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	1			1
202597184	VA	Primary	Refinance Cash-out - Debt Consolidation	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
202597185					PA		Primary	Purchase			11/30/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202597192	CA	Primary	Refinance Cash-out - Debt Consolidation	Tested	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202597193	FL	Primary	Refinance Cash-out - Other	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
202597203	AZ	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202597205					AZ		Primary	Purchase			11/30/2017	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202597208	AZ	Primary	Refinance Rate/Term	Tested	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202597209	AZ	Primary	Refinance Rate/Term	Tested	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $281,808.32 is underdisclosed from calculated Finance Charge of $283,931.80 in the amount of $2,123.48.
EXCEPTION INFO: Per the prepaid finance charges worksheet  the origination fee was underdisclosed by $18.83, the MI Application fee was underdisclosed by $63.88 and the wire fee of $10 and Document signing fee $150.00 was not disclosed. In addition a payment stream variation related to the MI renewal rate and when it drops.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202597214	AZ	Primary	Refinance Cash-out - Other	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202597215	AZ	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX29/2007	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202597217	OR	Primary	Purchase	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2008.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $437,711.78 is underdisclosed from calculated Finance Charge of $437,878.51 in the amount of $166.73.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202597220	CA	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2007	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202597226	MD	Primary	Refinance Cash-out - Debt Consolidation	Tested	11/30/2017	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
202597228					CA		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:14:59 PM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202597232	AZ	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202597234					CA		Primary	Refinance Cash-out - Other			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202597239					CA		Primary	Purchase			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202597242	CA	Primary	Refinance Rate/Term	Tested	11/30/2017	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620015	UT	Investment	Purchase	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2005.
202620018					AZ		Primary	Refinance Rate/Term			11/30/2017	2			2		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX20/2005, prior to three (3) business days from transaction date of XX18/2005.
202620020					AZ		Primary	Refinance Cash-out - Other			11/30/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX21/2005.
202620025					NV		Investment	Purchase			11/30/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.
202620029	AZ	Second Home	Purchase	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX20/2005.
202620034	MD	Primary	Refinance Cash-out - Debt Consolidation	11/30/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $442,508.55 is underdisclosed from calculated Finance Charge of $442,762.35 in the amount of $253.80.
																	EXCEPTION INFO: Final TIL Finance Charge under disclosed in the amount of $253.80. Unable to determine under disclosure as Itemization of Amount Financed not provided.
202620035					FL		Second Home	Purchase			11/30/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX16/2005.
202620036	CA	Primary	Refinance Cash-out - Other	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX24/2005.
202620037					FL		Primary	Refinance Cash-out - Other			11/30/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX23/2005.
202620040					AZ		Primary	Refinance Cash-out - Other			11/30/2017	1			1
202620041					CA		Primary	Refinance Cash-out - Other			11/30/2017	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
202620042	NY	Primary	Purchase	11/30/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $530,005.36 is underdisclosed from calculated Finance Charge of $530,747.27 in the amount of $741.91.
																	EXCEPTION INFO: TIL Itemization did not disclose the $790 Attorney Fee as a prepaid finance charge.
202620043					MD		Primary	Refinance Cash-out - Debt Consolidation			11/30/2017	1			1
202620047	CA	Second Home	Refinance Cash-out - Debt Consolidation	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX17/2005.
202620049	VA	Primary	Purchase	11/30/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX17/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202620051					CA		Investment	Refinance Cash-out - Other			11/30/2017	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
202620052					FL		Primary	Refinance Cash-out - Other			11/30/2017	1			1
202620058					NM		Investment	Purchase			11/30/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX28/2005.
202620063					DE		Primary	Purchase			11/30/2017	1			1
202620064					CA		Investment	Refinance Cash-out - Debt Consolidation			11/30/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.
202620068	VA	Primary	Refinance Cash-out - Debt Consolidation	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX14/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202620069					IL		Primary	Refinance Cash-out - Debt Consolidation			11/30/2017	1			1
202620074	CA	Primary	Refinance Rate/Term	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202620075	NJ	Primary	Refinance Cash-out - Other	11/30/2017	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202620078					CA		Primary	Refinance Cash-out - Other			11/30/2017	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
202620081					FL		Primary	Purchase			11/30/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.
202620090	NV	Primary	Purchase	11/30/2017	3	3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than final TIL signature date.

[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than notary/security instrument date.

[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than note date.

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX28/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $497,791.07 is underdisclosed from calculated Finance Charge of $498,033.47 in the amount of $242.40.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202620091					CA		Primary	Refinance Cash-out - Other			11/30/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2006.
202620094					AZ		Primary	Purchase			11/30/2017	1			1
202620095					CA		Primary	Purchase			11/30/2017	1			1
202620096					CA		Primary	Refinance Cash-out - Debt Consolidation			11/30/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2005.
202620097					CA		Primary	Refinance Cash-out - Debt Consolidation			11/30/2017	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202620098					NJ		Primary	Purchase			XX8/2017 4:13:02 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/16/2005.
202620100	NV	Primary	Refinance Cash-out - Other	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2006.
202620101	CA	Primary	Refinance Cash-out - Other	11/30/2017	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX2005.
202620102					FL		Primary	Purchase			XX8/2017 4:13:02 PM	1			1
202620107					MD		Primary	Purchase			XX9/2017 10:58:17 AM	1			1
202620108					MD		Primary	Refinance Cash-out - Other			XX9/2017 10:58:17 AM	1			1
202620111					NV		Primary	Purchase			XX9/2017 10:58:17 AM	1			1
202620115					AZ		Primary	Refinance Rate/Term			XX8/2017 4:13:02 PM	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX23/2006.
202620117					NY		Primary	Purchase			XX21/2017 1:14:59 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202620122					CA		Primary	Purchase			XX8/2017 4:13:02 PM	1			1
202620124					CA		Primary	Purchase			XX8/2017 4:13:02 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/31/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX31/2006.
202620127					FL		Primary	Refinance Cash-out - Debt Consolidation			XX9/2017 10:58:17 AM	1			1
202620129					CA		Primary	Refinance Cash-out - Debt Consolidation			XX9/2017 10:58:17 AM	1			1
202620131					IL		Primary	Refinance Cash-out - Other			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX22/2007.
202620132	AZ	Primary	Refinance Cash-out - Other	XX9/2017 10:58:17 AM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2007.
202620133					AZ		Primary	Purchase			XX15/2017 9:08:21 AM	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
202620134					CA		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
202620138	CA	Primary	Refinance Cash-out - Other	XX8/2017 4:13:02 PM	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX23/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202620142	IL	Primary	Refinance Cash-out - Other	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.

																	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
202620153	GA	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of less than ten (10) days.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																	EXCEPTION INFO: Late charge not allowed per state (GA) - max late charge for GA is 5% - note states 6%
202620172					CA		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
202620174					CA		Primary	Refinance Rate/Term			XX8/2017 4:13:02 PM	1			1
202620175					AZ		Primary	Refinance Cash-out - Other			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX25/2007.
202620183	FL	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX24/2007.
202620184					NV		Primary	Purchase			XX8/2017 4:13:02 PM	1			1
202620186					CA		Primary	Refinance Cash-out - Debt Consolidation			XX8/2017 4:13:02 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX21/2007.
202620187					CA		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX14/2007.
202620188					CA		Primary	Purchase			XX9/2017 10:58:17 AM	1			1
202620208	NY	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX27/2005.
202620225					FL		Primary	Refinance Cash-out - Home Improvement			11/30/2017	2			2		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $444,426.77 is underdisclosed from calculated Finance Charge of $444,491.01 in the amount of $64.24.
202620229					FL		Primary	Refinance Cash-out - Debt Consolidation			XX9/2017 10:58:17 AM	1			1
202620253	HI	Primary	Refinance Cash-out - Other	XX21/2017 1:14:59 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2010.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE and HUD 10% Fees without a cure due to missing information.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block 1/HUD 801 Fees without a cure due to missing information.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block 2/HUD 802 Fees without a cure due to missing information.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block 8/HUD 1203 Transfer Tax Fees without a cure due to missing information.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block A/HUD 803 Fees without a cure due to missing information.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Unable to test GFE Estimate Available Through Date due to missing information.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: Unable to determine if the Good Faith Estimate column on page 3 of the Final HUD-1 is accurate as compared to the most recently disclosed Good Faith Estimate due to missing information.

[2] Federal Compliance - RESPA (2010) -  Incorrect GFE Form Used: RESPA (2010) - Good Faith Estimate not on the proper 2010 GFE form.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA -  Initial GFE Missing: Unable to determine if the Good Faith Estimate was provided due to missing information.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: Unable to determine if the Final GFE indicates the loan contains an escrow payment due to missing information.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: Unable to determine if the Final GFE reflects the actual interest rate due to missing information.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: Unable to determine if the Final GFE reflects the actual Loan Amount due to missing information.

[2] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: Unable to determine if the Final GFE reflects the actual Loan Term due to missing information.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: Unable to determine if the Final GFE reflects the actual payment due to missing information.

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: Unable to determine if the HUD-1 column on page 3 of the Final HUD-1 is accurate as compared to the charges on page 2 of the disclosure due to missing information.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 indicates the loan contains an escrow payment due to missing information.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual interest rate due to missing information.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Amount due to missing information.

[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Term due to missing information.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual payment due to missing information.

[2] Federal Compliance - RESPA - Incorrect HUD-1 Form Used: Unable to determine if the Final HUD-1 Settlement Statement is on the proper 2010 form due to missing information.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XXXX2010
202620256	IL	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202620268					NY		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2005.
202620270	NY	Primary	Purchase	XX8/2017 4:13:02 PM	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
202620271	FL	Investment	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX31/2007.
202620281	CA	Primary	Refinance Rate/Term	XX9/2017 10:58:17 AM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX15/2006.
202620283					IL		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX14/2007.
202620285					FL		Primary	Refinance Rate/Term			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2007.
202620290	CA	Investment	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX28/2007.
202620292	CA	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
202620315	OR	Primary	Purchase	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2006.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620316	CA	Primary	Refinance Cash-out - Other	XX8/2017 4:13:02 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620319					CA		Primary	Refinance Rate/Term			XX9/2017 10:58:17 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620325					IL		Primary	Refinance Cash-out - Debt Consolidation			11/30/2017	1			1
202620329	WI	Primary	Refinance Cash-out - Other	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620336	MN	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $349,908.63 is underdisclosed from calculated Finance Charge of $350,012.62 in the amount of $103.99.
EXCEPTION INFO: TIL itemization did not disclose a recording service fee of $95 as prepaid finance charge.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620339					IL		Primary	Refinance Rate/Term			XX8/2017 4:13:02 PM	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620345	IL	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX16/2008.

[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XXXX2008
202620346					OH		Primary	Construction-Permanent			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202620348					FL		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	1			1
202620368					GA		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] General - Incomplete Document: 1003 Initial - Lender’s is incomplete EXCEPTION INFO: Initial application is missing page 3 of 3.
202620371					NY		Primary	Purchase			11/30/2017	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620373	MA	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Max late charge for MA is 3% - note states 5%.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX13/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202620374					ID		Investment	Refinance Cash-out - Debt Consolidation			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
202620378	NY	Primary	Purchase	XX8/2017 4:13:02 PM	2	2	[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $447,468.24 is underdisclosed from calculated Finance Charge of $448,068.25 in the amount of $600.01.
																	EXCEPTION INFO: Finance charges under disclosed by $593.51 which exceeds the $35 tolerance for refinance transactions. Closing Instructions did not disclose an attorney fee of $600 as prepaid finance charge.
202620380	NY	Primary	Refinance Cash-out - Other	XX8/2017 4:13:02 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $474,245.61 is underdisclosed from calculated Finance Charge of $475,083.61 in the amount of $838.00.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing TIL itemization of prepaid finance charges.
202620385	NJ	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - RESPA (2010) - Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $323,869.81 is underdisclosed from calculated Finance Charge of $324,195.77 in the amount of $325.96.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount due to fees financed.
202620388	MA	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $136,837.24 is underdisclosed from calculated Finance Charge of $136,897.09 in the amount of $59.85.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
202620401	AZ	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620407	CA	Primary	Refinance Cash-out - Debt Consolidation	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620409	MN	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202620412					AZ		Primary	Refinance Cash-out - Debt Consolidation			11/30/2017	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620413	MI	Primary	Refinance Rate/Term	11/30/2017	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

																	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
202620415					MI		Primary	Refinance Cash-out - Debt Consolidation			XX9/2017 10:58:17 AM	1			1
202620420	CA	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX22/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620428	NY	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $450,018.19 is underdisclosed from calculated Finance Charge of $450,528.27 in the amount of $510.08.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202620429	NJ	Primary	Refinance Rate/Term	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202620431	NY	Primary	Refinance Cash-out - Other	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $286,203.06 is underdisclosed from calculated Finance Charge of $286,353.07 in the amount of $150.01.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed
202620432					NY		Primary	Purchase			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202620433	NY	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $458,495.29 is underdisclosed from calculated Finance Charge of $460,985.29 in the amount of $2,490.00.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.
202620439	IL	Primary	Refinance Cash-out - Debt Consolidation	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $208,919.71 is underdisclosed from calculated Finance Charge of $209,392.12 in the amount of $472.41.
																	EXCEPTION INFO: Unable to determine source of underdisclosure due to missing itemization of amount financed.
202620442	FL	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
202620446	NY	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $313,533.23 is underdisclosed from calculated Finance Charge of $314,427.48 in the amount of $894.25.
																	EXCEPTION INFO: TIL Itemization/APR Fact Sheet did not disclose $800.00 Closing Attorney Fee and $90.00 Assignment Recording Fee as prepaid finance charges.
202620451	NJ	Primary	Refinance Rate/Term	Tested	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202620452					CA		Investment	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>
202620457	NJ	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2011	[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
202620461					PA		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX20/2011	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
202620480					NJ		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX15/2011	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
202620482					DE		Primary	Refinance Cash-out - Other			XX9/2017 10:58:17 AM	2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202620484	FL	Primary	Refinance Cash-out - Debt Consolidation	XX9/2017 10:58:17 AM	2	2	[2] Application / Processing - Missing Document: Missing Lender’s Initial 1003

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202620489	CA	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX16/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620491	NY	Primary	Refinance Rate/Term	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $410,762.32 is underdisclosed from calculated Finance Charge of $411,032.33 in the amount of $270.01.
																	EXCEPTION INFO: Unable to determine cause of under disclosure; itemization is missing.
202620492	MN	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a “special mortgage” without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202620496	LA	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202620499	WA	Primary	Refinance Cash-out - Debt Consolidation	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202620500	CA	Primary	Refinance Cash-out - Debt Consolidation	Tested	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620501	FL	Primary	Refinance Rate/Term	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $270,855.67 is underdisclosed from calculated Finance Charge of $271,188.17 in the amount of $332.50.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing TIL itemization of prepaid finance charges.
202620507	CT	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
202620510					AZ		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX2008, prior to three (3) business days from transaction date of XXXX2008.
202620512					AZ		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX31/2010	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202620513	AZ	Primary	Refinance Cash-out - Debt Consolidation	11/30/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/11/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620517	AZ	Primary	Refinance Cash-out - Other	Tested	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $214,236.77 is underdisclosed from calculated Finance Charge of $214,327.44 in the amount of $90.67.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620521	NY	Primary	Refinance Cash-out - Debt Consolidation	XX8/2017 4:13:02 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $60,926.95 is underdisclosed from calculated Finance Charge of $61,601.95 in the amount of $675.00.
																	EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. Appears to be fee related
202620522	NY	Primary	Refinance Cash-out - Debt Consolidation	Tested	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $441,194.26 is underdisclosed from calculated Finance Charge of $442,249.27 in the amount of $1,055.01.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XXXX2007
202620523	AZ	Primary	Refinance Cash-out - Other	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620524	NJ	Primary	Refinance Rate/Term	Tested	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
202620527	CA	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620528	AZ	Primary	Purchase	XX9/2017 10:58:17 AM	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620538	AZ	Primary	Refinance Cash-out - Other	Tested	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620539	AZ	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620551	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:14:59 PM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $474,618.69 is underdisclosed from calculated Finance Charge of $477,519.37 in the amount of $2,900.68.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202620564	FL	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:14:59 PM	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Any applicable Federal, State or Local compliance testing is unreliable.
GENERAL COMMENT (2017-12-21): Original Lender Missing does not impact high cost testing

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $194,182.30 is underdisclosed from calculated Finance Charge of $194,555.81 in the amount of $373.51.
																	EXCEPTION INFO: TIL itemization did not disclose a loan discount fee of $437.50 as prepaid finance charge.
202620569					FL		Primary	Refinance Cash-out - Other			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202620574	FL	Primary	Refinance Cash-out - Debt Consolidation	11/30/2017	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202620575					FL		Primary	Refinance Cash-out - Other			XX8/2017 4:13:02 PM	1			1
202620582					FL		Primary	Purchase			XX9/2017 10:58:17 AM	2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202620584	FL	Primary	Purchase	11/30/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX30/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
202620588	FL	Primary	Purchase	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $401,057.66 is underdisclosed from calculated Finance Charge of $401,891.78 in the amount of $834.12.
																	EXCEPTION INFO: Under disclosure due MI disclosed dropping off after 180 months and MI calculated drop off at 197 months.
202620590	FL	Primary	Refinance Cash-out - Home Improvement	XX15/2017 9:08:21 AM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $264,518.65 is underdisclosed from calculated Finance Charge of $265,863.66 in the amount of $1,345.01.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
202620597	NY	Primary	Purchase	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $543,667.34 is underdisclosed from calculated Finance Charge of $544,692.34 in the amount of $1,025.00.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202620599	NY	Primary	Refinance Rate/Term	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $389,761.17 is underdisclosed from calculated Finance Charge of $390,426.17 in the amount of $665.00.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.
202620603	FL	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $527,840.92 is underdisclosed from calculated Finance Charge of $528,199.06 in the amount of $358.14.
																	EXCEPTION INFO: Itemization did not disclose a warehouse fee of $35, storage fee of $35.00, and copy charges of $25.00 as prepaid finance charges. Lenders Final TIL represents 180 monthly payments of MI. Whereas audited finance charge reflects 184 monthly payments of MI and a fall-off after approximately 78% LTV.
202620615	IL	Primary	Refinance Rate/Term	Tested	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202620623	VA	Primary	Purchase	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
202620630	NY	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/30/2006	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $526,393.11 is underdisclosed from calculated Finance Charge of $527,393.12 in the amount of $1,000.01.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202620634	NY	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $242,888.97 is underdisclosed from calculated Finance Charge of $244,634.48 in the amount of $1,745.51.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XXXX2008
202620636					NY		Primary	Purchase			11/30/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202620637	NY	Primary	Purchase	11/30/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $388,193.40 is underdisclosed from calculated Finance Charge of $388,793.41 in the amount of $600.01.
																	EXCEPTION INFO: Per Itemization of Amount Financed, lender did not disclose $600 Attorney Fee as a prepaid finance charge.
202620640	NY	Primary	Refinance Cash-out - Other	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $481,344.30 is underdisclosed from calculated Finance Charge of $496,407.32 in the amount of $15,063.02.
																	EXCEPTION INFO: Closing instructions indicate the Index used was 5.000. The closest Index available in our look-back period is 5.2400%.
202620643	NY	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:14:59 PM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $180,534.37 is underdisclosed from calculated Finance Charge of $180,834.37 in the amount of $300.00.
																	EXCEPTION INFO: Unable to determine the fee under disclosure due to missing the itemization of amount financed.
202620649	NY	Primary	Purchase	11/30/2017	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $317,666.11 is underdisclosed from calculated Finance Charge of $318,551.11 in the amount of $885.00.
																	EXCEPTION INFO: Unable to determine under disclosure exception due to missing itemization of amount financed.
202620652	NY	Primary	Refinance Rate/Term	XX8/2017 4:13:02 PM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $713,823.10 is underdisclosed from calculated Finance Charge of $714,948.10 in the amount of $1,125.00.
EXCEPTION INFO: Unable to verify source of under-disclosure due to missing Itemization of Amount Financed.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 11/XX2006
202620655	NY	Primary	Refinance Rate/Term	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202620656					NY		Primary	Purchase			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202620659	NJ	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $308,644.58 is underdisclosed from calculated Finance Charge of $308,709.74 in the amount of $65.16.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
202620661					FL		Primary	Refinance Cash-out - Debt Consolidation			11/30/2017	1			1
202620684					MI		Primary	Purchase			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202620687	MI	Primary	Purchase	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX15/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
202620690	OH	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX24/2007
202620702					IL		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202620707	WA	Primary	Purchase	XX9/2017 10:58:17 AM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620710					NJ		Primary	Purchase			XX8/2017 4:13:02 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202620713					CO		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	2			2		[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
202620714	CO	Primary	Refinance Rate/Term	XX21/2017 1:14:59 PM	2	2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

[2] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $254,699.57 is underdisclosed from calculated Finance Charge of $255,254.55 in the amount of $554.98.
																	EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.
202620716					AZ		Primary	Purchase			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620723					CT		Investment	Refinance Rate/Term			XX15/2017 9:08:21 AM	1			1
202620731	NY	Primary	Refinance Cash-out - Debt Consolidation	11/30/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $267,841.36 is underdisclosed from calculated Finance Charge of $268,368.29 in the amount of $526.93.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
202620732					NJ		Primary	Refinance Cash-out - Debt Consolidation			11/30/2017	2			2		[2] State Compliance - New Jersey First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. EXCEPTION INFO: Verified within state limits prior to 11/27/2003.
202620741					TX		Primary	Refinance Rate/Term			XX8/2017 4:13:02 PM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202620743					TX		Primary	Purchase			XX15/2017 9:08:21 AM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202620744	TX	Second Home	Purchase	XX15/2017 9:08:21 AM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX27/2007	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
202620750					FL		Second Home	Purchase			XX1/2017 7:34:01 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620751	FL	Primary	Refinance Cash-out - Other	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620752	MD	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $315,870.75 is underdisclosed from calculated Finance Charge of $316,155.75 in the amount of $285.00.
																	EXCEPTION INFO: TIL Itemization did not disclose Title Services i/a/o $230.00 as prepaid finance charges.
202620755					AZ		Primary	Refinance Cash-out - Debt Consolidation			11/30/2017	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620758	MA	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (MA) - max late charge for MA is 3% - Late Charge on Note states 5%.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $217,292.20 is underdisclosed from calculated Finance Charge of $217,373.54 in the amount of $81.34.
																	EXCEPTION INFO: TIL Itemization did not disclose $75.75 Subordination Recording Fee as a prepaid finance charge.
202620759					CA		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
202620771					FL		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
202620776					FL		Primary	Refinance Cash-out - Other			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620778					FL		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620781	FL	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $391,523.96 is underdisclosed from calculated Finance Charge of $391,596.86 in the amount of $72.90.
																	EXCEPTION INFO: TIL Itemization did not disclose the shipping fee of $65 as prepaid finance charges.
202620783					FL		Primary	Refinance Cash-out - Home Improvement			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2008.
202620787					MT		Primary	Refinance Rate/Term			11/30/2017	1			1
202620788					TX		Primary	Purchase		Tested	11/30/2017	2			2		[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
202620790	IL	Primary	Purchase	11/30/2017	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $201,138.81 is underdisclosed from calculated Finance Charge of $201,598.94 in the amount of $460.13.
EXCEPTION INFO: TIL itemization did not include a settlement fee of $450.00 and State of Illinois policy fee of $3.00 as a prepaid finance charge.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620791	NC	Primary	Purchase	11/30/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202620792					PA		Primary	Refinance Rate/Term			11/30/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.
202620796	DC	Primary	Refinance Cash-out - Debt Consolidation	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $379,415.35 is underdisclosed from calculated Finance Charge of $379,505.78 in the amount of $90.43.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620797					MD		Primary	Purchase			XX21/2017 1:14:59 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX27/2007.
202620798	GA	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $289,288.62 is underdisclosed from calculated Finance Charge of $289,650.32 in the amount of $361.70.
EXCEPTION INFO: Unable to determine reason for under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620800	MD	Primary	Refinance Cash-out - Debt Consolidation	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $443,253.87 is underdisclosed from calculated Finance Charge of $443,524.36 in the amount of $270.49.
EXCEPTION INFO: Unable to determine reason for under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620801	GA	Primary	Refinance Rate/Term	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $251,777.13 is underdisclosed from calculated Finance Charge of $251,833.54 in the amount of $56.41.
EXCEPTION INFO: Unable to determine source of under-disclosure due to missing Itemization of Amount Financed.

[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620804	GA	Primary	Purchase	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620809	MD	Primary	Purchase	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2007.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.61300% is underdisclosed from calculated APR of 7.91551% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $294,466.84 is underdisclosed from calculated Finance Charge of $300,016.47 in the amount of $5,549.63.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620810					MD		Primary	Refinance Rate/Term			XX9/2017 10:58:17 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620821					MD		Primary	Purchase			XX8/2017 4:13:02 PM	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
202620822	FL	Primary	Refinance Cash-out - Debt Consolidation	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX21/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $294,466.14 is underdisclosed from calculated Finance Charge of $294,526.26 in the amount of $60.12.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620823	MD	Primary	Purchase	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620827	AZ	Primary	Refinance Cash-out - Other	Tested	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620830	GA	Primary	Purchase	XX8/2017 4:13:02 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $235,808.62 is underdisclosed from calculated Finance Charge of $237,520.74 in the amount of $1,712.12.
EXCEPTION INFO: Unable to determine under disclosure due to missing the Itemization of Amount Financed

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620832	SC	Primary	Refinance Cash-out - Other	XX8/2017 4:13:02 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $247,408.63 is underdisclosed from calculated Finance Charge of $247,531.42 in the amount of $122.79.
EXCEPTION INFO: Unable to determine source of under-disclosure due to missing Itemization of Amount Financed.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620840	MD	Primary	Purchase	XX8/2017 4:13:02 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX30/2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620841					GA		Primary	Purchase			XX8/2017 4:13:02 PM	1			1
202620846	GA	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202620848	FL	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620849					SC		Primary	Purchase			XX8/2017 4:13:02 PM	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620856	VA	Primary	Refinance Rate/Term	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX27/2007.
202620857					NC		Primary	Purchase			XX8/2017 4:13:02 PM	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
202620859					MD		Primary	Refinance Cash-out - Debt Consolidation			XX9/2017 10:58:17 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620866					NJ		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX24/2008.
202620870					NC		Primary	Purchase			11/30/2017	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620877					IL		Primary	Purchase			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202620888					FL		Primary	Refinance Cash-out - Other			11/30/2017	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620889	AR	Primary	Refinance Cash-out - Debt Consolidation	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $66,969.12 is underdisclosed from calculated Finance Charge of $67,585.74 in the amount of $616.62.
EXCEPTION INFO: The under-disclosure is caused by a payment discrepancy of $691.62.  Per the itemization of amount financed this under-disclosure is caused by the lender using the MI factors of .45/.17.  The MI certificate states factors of .62/.20

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620893					CA		Primary	Purchase			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202620898	CA	Primary	Purchase	XX21/2017 1:14:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202620899					CA		Primary	Purchase			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620901	CA	Primary	Purchase	11/30/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
202620903	CA	Primary	Purchase	11/30/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620906	CA	Primary	Refinance Cash-out - Other	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620908					CA		Primary	Purchase			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620909					CA		Primary	Refinance Cash-out - Other			XX9/2017 10:58:17 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620910	CA	Primary	Refinance Cash-out - Other	XX8/2017 4:13:02 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX20/2006.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620912	CA	Primary	Refinance Rate/Term	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
202620914	HI	Primary	Refinance Cash-out - Other	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX2006.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620915					CA		Primary	Refinance Cash-out - Other			XX9/2017 10:58:17 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620916	NV	Primary	Refinance Cash-out - Other	XX8/2017 4:13:02 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX20/2006 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620921	CA	Primary	Refinance Cash-out - Debt Consolidation	XX8/2017 4:13:02 PM	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX2008 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/19/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202620926					CA		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202620930					HI		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2008.
202620932					CA		Primary	Refinance Cash-out - Home Improvement			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX15/2008.
202620933	FL	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202620936	CA	Primary	Refinance Rate/Term	Tested	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $369,434.24 is underdisclosed from calculated Finance Charge of $369,482.25 in the amount of $48.01.
EXCEPTION INFO: Itemization did not disclose the subordination fee of $48 as prepaid finance charges.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202620942	IL	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2010	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202620946	IL	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $217,712.37 is underdisclosed from calculated Finance Charge of $218,815.07 in the amount of $1,102.70.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202620949	IL	Primary	Refinance Rate/Term	Tested	11/30/2017	2	2	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
202620951					IL		Primary	Purchase			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202620956	IL	Primary	Refinance Rate/Term	Yes	XX9/2017 10:58:17 AM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Lender’s Initial 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX25/2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202620957	IL	Primary	Refinance Cash-out - Debt Consolidation	11/30/2017	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $353,869.57 is underdisclosed from calculated Finance Charge of $353,996.30 in the amount of $126.73.
																	EXCEPTION INFO: Unable to determine under disclosure; missing itemization of amount financed
202620960					IL		Primary	Purchase			XX15/2017 9:08:21 AM	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
202620961					IL		Primary	Refinance Cash-out - Debt Consolidation			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202620964	IL	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX26/2010	[2] Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202620979	IL	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $528,105.94 is underdisclosed from calculated Finance Charge of $528,269.79 in the amount of $163.85.
																	EXCEPTION INFO: Unable to determine reason for under disclosure due to missing itemization of amount financed.
202620982	IL	Primary	Refinance Rate/Term	Tested	XX8/2017 4:13:02 PM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $342,944.84 is underdisclosed from calculated Finance Charge of $344,162.77 in the amount of $1,217.93.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202620984	MI	Primary	Refinance Rate/Term	XX8/2017 4:13:02 PM	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $506,106.63 is underdisclosed from calculated Finance Charge of $506,154.13 in the amount of $47.50.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.
202620985					IL		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	1			1
202620986	IL	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202620987	IL	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX11/2010	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $322,978.49 is underdisclosed from calculated Finance Charge of $323,029.52 in the amount of $51.03.
																	EXCEPTION INFO: Lender did not include $51.00 subordination recording fee as prepaid finance charge.
202620991	IL	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $434,870.20 is underdisclosed from calculated Finance Charge of $435,029.21 in the amount of $159.01.
																	EXCEPTION INFO: Unable to determine the reason for the under disclosure of $159.01 due to the fact the itemization of amount financed was not provided in the file.
202621003					IL		Investment	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2012.
202621005	IL	Primary	Refinance Cash-out - Other	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $524,257.20 is underdisclosed from calculated Finance Charge of $524,312.21 in the amount of $55.01.
																	EXCEPTION INFO: Unable to determine cause of underdisclosure due to missing itemization of amount financed
202621013	IL	Primary	Refinance Rate/Term	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $364,701.12 is underdisclosed from calculated Finance Charge of $364,751.12 in the amount of $50.00.
																	EXCEPTION INFO: Unable to determine the fee under disclosure due to missing the itemization of amount financed
202621019	IL	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2010	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $305,025.58 is underdisclosed from calculated Finance Charge of $305,257.95 in the amount of $232.37.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
202621022					IL		Primary	Purchase			11/30/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202621027	MI	Primary	Purchase	11/30/2017	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202621028	MI	Primary	Refinance Cash-out - Other	XX9/2017 10:58:17 AM	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202621030					IN		Primary	Purchase			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202621033					OH		Primary	Purchase			XX9/2017 10:58:17 AM	1			1
202621035					FL		Primary	Purchase			XX9/2017 10:58:17 AM	1			1
202621037	LA	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $118,388.93 is underdisclosed from calculated Finance Charge of $118,478.88 in the amount of $89.95.
EXCEPTION INFO: Unable to determine the fee under disclosure due to missing the itemization of amount financed.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
202621046					IL		Primary	Purchase			XX9/2017 10:58:17 AM	1			1	[3] Credit Documentation - Missing Document: Credit Report not provided
202621058					GA		Primary	Purchase			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621063					MI		Primary	Purchase			11/30/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX21/2005.
202621071	FL	Primary	Refinance Rate/Term	11/30/2017	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX25/2003.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621074					FL		Primary	Refinance Cash-out - Other			11/30/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2003.
202621075	FL	Primary	Purchase	No	11/30/2017	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX18/2003.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202621077	FL	Primary	Purchase	11/30/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
202621079					FL		Primary	Purchase			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX24/2004.
202621080					FL		Primary	Purchase			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621081					FL		Primary	Purchase			XX15/2017 9:08:21 AM	1			1
202621098	FL	Primary	Purchase	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX19/2005.
202621105	NY	Primary	Refinance Cash-out - Debt Consolidation	11/30/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX14/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $257,897.61 is underdisclosed from calculated Finance Charge of $258,272.60 in the amount of $374.99.
EXCEPTION INFO: Til itemization did not disclose the $50 wire fee and the $350 title pick up fee (mtg pick up fee).

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
202621109	MI	Primary	Purchase	11/30/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX27/2002.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202621113	NY	Primary	Purchase	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2003.
202621117	NY	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX21/2008.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $617,292.74 is underdisclosed from calculated Finance Charge of $618,362.97 in the amount of $1,070.23.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621120	NY	Primary	Purchase	XX8/2017 4:13:02 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
202621121					NY		Investment	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	1			1
202621126	NY	Primary	Refinance Rate/Term	XX21/2017 1:14:59 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX25/2011	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $380,154.75 is underdisclosed from calculated Finance Charge of $380,424.82 in the amount of $270.07.
EXCEPTION INFO: unable to determine reason for under disclosure, verified all fees to itemization of amount financed.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
202621131	NY	Primary	Refinance Cash-out - Other	XX8/2017 4:13:02 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $657,719.14 is underdisclosed from calculated Finance Charge of $658,779.15 in the amount of $1,060.01.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed
202621132	CA	Primary	Refinance Rate/Term	Tested	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621145	FL	Primary	Refinance Cash-out - Debt Consolidation	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/14/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621160					NJ		Second Home	Purchase			11/30/2017	1			1
202621161					FL		Primary	Refinance Cash-out - Debt Consolidation			11/30/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621162					FL		Primary	Purchase			XX9/2017 10:58:17 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621167	CT	Primary	Refinance Rate/Term	11/30/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202621180	FL	Primary	Purchase	XX21/2017 1:14:59 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $353,153.50 is underdisclosed from calculated Finance Charge of $353,718.40 in the amount of $564.90.
EXCEPTION INFO: TIL itemization did not disclose an application fee of $450, and a recording service fee of $37 as prepaid finance charges

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XXXX2006
202621182	FL	Primary	Refinance Cash-out - Other	11/30/2017	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621184	FL	Primary	Purchase	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $574,975.45 is underdisclosed from calculated Finance Charge of $575,318.73 in the amount of $343.28.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202621187					FL		Primary	Purchase			XX21/2017 1:14:59 PM	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621189					FL		Primary	Refinance Cash-out - Debt Consolidation			11/30/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2006.
202621192					VA		Primary	Purchase			11/30/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621193					FL		Primary	Refinance Rate/Term			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621198	OH	Primary	Refinance Rate/Term	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX26/2006.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621201	FL	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX18/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $315,965.66 is underdisclosed from calculated Finance Charge of $316,003.88 in the amount of $38.22.
																	EXCEPTION INFO: Lender did not include $20 warehouse fee or $18.50 subordination recording fee as prepaid finance charges.
202621207	FL	Primary	Refinance Cash-out - Debt Consolidation	XX9/2017 10:58:17 AM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621209	FL	Primary	Refinance Cash-out - Other	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX15/2006.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621211					FL		Primary	Refinance Rate/Term			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621218					FL		Primary	Refinance Cash-out - Other			XX9/2017 10:58:17 AM	1			1
202621220	FL	Primary	Refinance Cash-out - Other	XX21/2017 1:14:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621222	FL	Primary	Refinance Cash-out - Debt Consolidation	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $279,020.92 is underdisclosed from calculated Finance Charge of $279,102.32 in the amount of $81.40.
EXCEPTION INFO: TIL itemization did not disclose a Warehouse fee $75.00 as prepaid finance charges.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621225	FL	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX22/2006.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621226	FL	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621228					FL		Primary	Refinance Cash-out - Debt Consolidation			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621230	FL	Primary	Purchase	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2006.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621231	FL	Primary	Purchase	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX17/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $349,907.82 is underdisclosed from calculated Finance Charge of $350,409.12 in the amount of $501.30.
EXCEPTION INFO: Unable to determine the fee under disclosure due to missing the itemization of amount financed.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621232					FL		Primary	Purchase			XX9/2017 10:58:17 AM	1			1
202621233	FL	Primary	Purchase	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/15/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $260,619.50 is underdisclosed from calculated Finance Charge of $265,216.36 in the amount of $4,596.86.
EXCEPTION INFO: Unable to determine the fee under disclosure due to missing the itemization of amount financed.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621257	FL	Primary	Refinance Cash-out - Debt Consolidation	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX16/2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621258					FL		Primary	Refinance Rate/Term			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX16/2007.
202621263	FL	Primary	Refinance Cash-out - Other	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621268	FL	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX15/2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621271	FL	Primary	Refinance Cash-out - Debt Consolidation	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX24/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621273	FL	Primary	Refinance Cash-out - Debt Consolidation	XX8/2017 4:13:02 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX17/2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621275	FL	Second Home	Purchase	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX19/2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621280					FL		Primary	Refinance Cash-out - Other			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202621281					FL		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621284					FL		Primary	Refinance Cash-out - Other			XX15/2017 9:08:21 AM	1			1
202621285	FL	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621291					FL		Investment	Refinance Rate/Term			XX9/2017 10:58:17 AM	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
202621302	FL	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $219,726.79 is underdisclosed from calculated Finance Charge of $220,079.89 in the amount of $353.10.
																	EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.
202621304					FL		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2008.
202621309					CA		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX14/2008.
202621312	FL	Primary	Refinance Cash-out - Other	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $251,207.45 is underdisclosed from calculated Finance Charge of $251,257.56 in the amount of $50.11.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621317					FL		Primary	Purchase			XX9/2017 10:58:17 AM	1			1
202621319	FL	Primary	Refinance Cash-out - Other	11/30/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $288,930.38 is underdisclosed from calculated Finance Charge of $289,014.92 in the amount of $84.54.
EXCEPTION INFO: Finance charge is underdisclosed $84.54. Per itemization the Lien Letter fee by Title was not disclosed in the amount of $85

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621322	FL	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX16/2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621326					FL		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621329	FL	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX29/2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621334	FL	Primary	Refinance Rate/Term	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX18/2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621341	FL	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621343	FL	Primary	Refinance Cash-out - Debt Consolidation	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621345	FL	Primary	Refinance Cash-out - Debt Consolidation	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621348	FL	Primary	Refinance Cash-out - Other	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX22/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202621356					FL		Primary	Refinance Rate/Term			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621358	FL	Primary	Refinance Cash-out - Other	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621361	FL	Primary	Refinance Rate/Term	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621363					CT		Primary	Refinance Cash-out - Debt Consolidation			XX9/2017 10:58:17 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX2007.
202621369					FL		Primary	Refinance Cash-out - Other			XX9/2017 10:58:17 AM	1			1
202621371					FL		Primary	Refinance Cash-out - Debt Consolidation			XX9/2017 10:58:17 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621378	FL	Primary	Purchase	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621379	FL	Primary	Refinance Cash-out - Other	XX9/2017 10:58:17 AM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX18/2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621380					FL		Primary	Purchase			XX9/2017 10:58:17 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2007.
202621382					FL		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2008.
202621383	FL	Primary	Refinance Cash-out - Debt Consolidation	XX9/2017 10:58:17 AM	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $110,170.92 is underdisclosed from calculated Finance Charge of $110,577.83 in the amount of $406.91.
EXCEPTION INFO: TIL Itemization does not reflect Underwriting fee of $400 as prepaid finance charge.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621387	FL	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2008.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621393					FL		Primary	Purchase			XX9/2017 10:58:17 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621396	FL	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX17/2008.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621403	FL	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621404	FL	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621405	FL	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2008.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621406					FL		Primary	Purchase			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621408	FL	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2008.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621411	GA	Primary	Purchase	XX8/2017 4:13:02 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202621413					NJ		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX18/2007.
202621418					IL		Primary	Refinance Cash-out - Other			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX20/2007.
202621420	OH	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/28/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX28/2007.

																	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
202621421					NJ		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202621423					NY		Primary	Refinance Cash-out - Other			XX15/2017 9:08:21 AM	1			1
202621425					IL		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
202621426					CA		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202621430					IL		Primary	Purchase			XX9/2017 10:58:17 AM	1			1
202621440	MN	Primary	Refinance Rate/Term	XX21/2017 1:14:59 PM	2	2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.

																	[2] State Compliance - Minnesota Tangible Net Benefit Test: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Unable to determine if mortgage loan provides a tangible net benefit to the borrower due to missing prior loan information.
202621441	IL	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $257,572.98 is underdisclosed from calculated Finance Charge of $257,875.22 in the amount of $302.24.
																	EXCEPTION INFO: TIL itemization did not disclose a settlement fee of $215 and email fee of $35, courier fees totaling $52, partially offset by an itemized courier fee of $85 and recording certificate of release fee of $48 as prepaid finance charges.
202621442					CT		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	1			1
202621445	NJ	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $232,647.90 is underdisclosed from calculated Finance Charge of $233,072.57 in the amount of $424.67.
																	EXCEPTION INFO: TIL Itemization did not disclose the full attorney fee of $1200 or the title courier fees of $100 as prepaid finance charges.
202621448					CT		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:14:59 PM	1			1
202621450					IL		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2008.
202621453					IL		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Miscellaneous Compliance - Initial TIL not provided
202621465					MD		Primary	Refinance Rate/Term			XX9/2017 10:58:17 AM	1			1
202621466					MD		Primary	Refinance Rate/Term			XX8/2017 4:13:02 PM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202621472	MD	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $475,298.23 is underdisclosed from calculated Finance Charge of $476,459.09 in the amount of $1,160.86.
																	EXCEPTION INFO: The Lender’s TIL reflects MI dropping off after 180 months, however, the audited TIL indicates MI should drop off after 209 months.
202621477	IL	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX15/2011	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $157,196.47 is underdisclosed from calculated Finance Charge of $157,687.06 in the amount of $490.59.
EXCEPTION INFO: Itemization did not disclose the CPL fee of $75, recording service fee of $15.50, settlement fee of $350 and tax service fee of $45 as prepaid finance charges.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202621482	NJ	Primary	Purchase	11/30/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $318,575.60 is underdisclosed from calculated Finance Charge of $318,814.01 in the amount of $238.41.
																	EXCEPTION INFO: TIL Itemization did not disclose the application fee of $295 or the flood cert fee of $19 as prepaid finance charges.
202621489	VT	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2006.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621490	CT	Primary	Refinance Cash-out - Other	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX17/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $646,698.35 is underdisclosed from calculated Finance Charge of $646,801.33 in the amount of $102.98.
EXCEPTION INFO: Finance charge under disclosed by $102.98 due to Lender not including $50 courier fee from line 1205 and $50 courier fee from line 1302 in the itemization of amount financed.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621492	NY	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX28/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $572,663.85 is underdisclosed from calculated Finance Charge of $576,357.40 in the amount of $3,693.55.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621496	MA	Primary	Refinance Rate/Term	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Massachusetts Home Loan - Borrower’s Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower’s interest.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2006.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621498	NJ	Primary	Refinance Rate/Term	XX21/2017 1:14:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX21/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XXXX2006
202621500					NJ		Primary	Purchase			XX8/2017 4:13:02 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621503	NY	Primary	Refinance Cash-out - Other	XX21/2017 1:14:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX24/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $343,447.46 is underdisclosed from calculated Finance Charge of $344,097.47 in the amount of $650.01.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 11/XX2006
202621504					NY		Investment	Refinance Cash-out - Other			XX9/2017 10:58:17 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/14/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/14/2006.
202621505					NJ		Primary	Refinance Rate/Term			XX9/2017 10:58:17 AM	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
202621508	RI	Primary	Refinance Rate/Term	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $319,743.89 is underdisclosed from calculated Finance Charge of $319,944.07 in the amount of $200.18.
EXCEPTION INFO: TIL Itemization did not disclose the recording service fee of $45, a service fee of $70 or the courier fee of $85 as prepaid finance charges.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621509	NY	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $410,707.89 is underdisclosed from calculated Finance Charge of $411,316.57 in the amount of $608.68.
EXCEPTION INFO: Unable to determine cause of under-disclosure due to missing Itemization of Prepaid Finance Charges.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX11/2006
202621512					CT		Primary	Refinance Rate/Term			XX9/2017 10:58:17 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX20/2007.
202621516	PA	Primary	Refinance Cash-out - Other	XX8/2017 4:13:02 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $624,843.65 is underdisclosed from calculated Finance Charge of $626,509.89 in the amount of $1,666.24.
																	EXCEPTION INFO: TIL itemization did not disclose a closing protection letter fee of $35, escrow waiver fee of $1,037.50, extension fee of $518.75, and courier fee of $75 as prepaid finance charges.
202621518					NY		Primary	Refinance Cash-out - Debt Consolidation			XX8/2017 4:13:02 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202621526					NJ		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
202621528	MA	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $467,650.05 is underdisclosed from calculated Finance Charge of $467,713.58 in the amount of $63.53.
EXCEPTION INFO: TIL Itemization did not disclose the $56 courier fee as a prepaid finance charge.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621529	MA	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Massachusetts Home Loan - Borrower’s Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower’s interest.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $233,433.08 is underdisclosed from calculated Finance Charge of $233,563.99 in the amount of $130.91.
EXCEPTION INFO: TIL itemization did not disclose a recording subordination of homestead fee of $75 and a courier fee of $56 as prepaid finance charges.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XXXX2007
202621532	NY	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX17/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $643,117.70 is underdisclosed from calculated Finance Charge of $643,544.57 in the amount of $426.87.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202621537					PA		Primary	Purchase			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX28/2006.
202621539					NY		Primary	Purchase			XX15/2017 9:08:21 AM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2007 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202621543					NY		Primary	Purchase			XX8/2017 4:13:02 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX16/2007.
202621546	NY	Primary	Refinance Cash-out - Other	XX8/2017 4:13:02 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $304,008.95 is underdisclosed from calculated Finance Charge of $304,810.23 in the amount of $801.28.
EXCEPTION INFO: Itemization of Amount Financed did not disclose an attorney review fee of $800 as prepaid finance charge.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202621547					RI		Investment	Refinance Cash-out - Other			XX8/2017 4:13:02 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX24/2007.
202621553	NY	Primary	Refinance Rate/Term	XX21/2017 1:14:59 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $426,849.11 is underdisclosed from calculated Finance Charge of $427,506.50 in the amount of $657.39.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621554	NY	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $500,131.43 is underdisclosed from calculated Finance Charge of $501,039.65 in the amount of $908.22.
																	EXCEPTION INFO: TIL itemization did not include the $600 attorney fee, $50 escrow service fee, or $250 title courier as prepaid finance charges.
202621559	NY	Primary	Refinance Rate/Term	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/20/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $671,299.75 is underdisclosed from calculated Finance Charge of $671,699.63 in the amount of $399.88.
																	EXCEPTION INFO: Itemization of Amount Financed did not disclose the settlement fee of $400 as a prepaid finance charge.
202621560					NJ		Primary	Refinance Rate/Term			XX8/2017 4:13:02 PM	1			1
202621564	NY	Primary	Refinance Cash-out - Debt Consolidation	XX8/2017 4:13:02 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $124,478.89 is underdisclosed from calculated Finance Charge of $125,579.28 in the amount of $1,100.39.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621576					PA		Second Home	Purchase			11/30/2017	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
202621577	CT	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX19/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $363,006.92 is underdisclosed from calculated Finance Charge of $363,296.11 in the amount of $289.19.
EXCEPTION INFO: Unable to determine under disclosure exception due to missing itemization of amount financed.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621579	NY	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX21/2008.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $549,831.89 is underdisclosed from calculated Finance Charge of $550,181.04 in the amount of $349.15.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202621580	NY	Primary	Refinance Cash-out - Debt Consolidation	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX25/2008.

[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XXXX2008
202621590	CA	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2008.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621593					WI		Primary	Purchase			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621602	IL	Primary	Refinance Rate/Term	XX8/2017 4:13:02 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $434,648.96 is underdisclosed from calculated Finance Charge of $434,723.05 in the amount of $74.09.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621607	IL	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX16/2008.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $178,799.21 is underdisclosed from calculated Finance Charge of $178,856.79 in the amount of $57.58.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621613					TX		Primary	Purchase			11/30/2017	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621615	AZ	Primary	Refinance Cash-out - Debt Consolidation	XX9/2017 10:58:17 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621616					TX		Primary	Purchase			XX8/2017 4:13:02 PM	1			1
202621621					NM		Investment	Refinance Rate/Term			XX9/2017 10:58:17 AM	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
202621627					AZ		Primary	Refinance Cash-out - Other			XX9/2017 10:58:17 AM	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621628					AZ		Primary	Purchase			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621631	CO	Primary	Refinance Rate/Term	XX8/2017 4:13:02 PM	2	2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
																	EXCEPTION INFO: The lender/servicer being paid off was different on HUD, same on lender on title.
202621632					AZ		Primary	Purchase			XX9/2017 10:58:17 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202621633					TX		Primary	Purchase			XX15/2017 9:08:21 AM	1			1
202621636					AZ		Primary	Refinance Rate/Term			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621638					TX		Primary	Purchase			XX8/2017 4:13:02 PM	1			1
202621640	CA	Primary	Purchase	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX20/2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621641	AZ	Primary	Refinance Rate/Term	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $508,993.38 is underdisclosed from calculated Finance Charge of $510,197.42 in the amount of $1,204.04.
																	EXCEPTION INFO: Lender did not include $95 application fee, $899 processing fee, $150 settlement fee or $65 courier fee as prepaid finance charges.
202621642	IL	Primary	Refinance Rate/Term	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX23/2008.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621643	CA	Primary	Refinance Cash-out - Other	11/30/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX22/2005.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621645					CA		Primary	Purchase			XX8/2017 4:13:02 PM	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621646	CA	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2007.
202621648	CA	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX13/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621651	CA	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621652	CA	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	3	3	[3] General - Incomplete Document: HUD-1 Addendum is incomplete EXCEPTION INFO: HUD page 2 reflects Addnl Items See Page #3. Missing Page 3.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $528,210.62 is underdisclosed from calculated Finance Charge of $528,942.30 in the amount of $731.68.
EXCEPTION INFO: Unable to determine the reason finance charges are under disclosed due to missing HUD addendum.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621656					CA		Primary	Refinance Cash-out - Debt Consolidation			XX8/2017 4:13:02 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202621658	CA	Primary	Refinance Cash-out - Other	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621661	CA	Primary	Purchase	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621662					CA		Primary	Refinance Cash-out - Debt Consolidation			XX9/2017 10:58:17 AM	1			1
202621667	CA	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621670					CA		Primary	Refinance Cash-out - Home Improvement			XX9/2017 10:58:17 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621671	CA	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/21/2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621672	CA	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX21/2007.
202621675					CA		Primary	Refinance Rate/Term			XX9/2017 10:58:17 AM	2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202621680	CA	Primary	Purchase	XX8/2017 4:13:02 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2007.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 6.75700% is underdisclosed from calculated APR of 7.05843% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $461,293.74 is underdisclosed from calculated Finance Charge of $470,843.41 in the amount of $9,549.67.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed. There is a Seller credit on page one of HUD for $5,000 which is not itemized therefore excluded.
202621685					NV		Primary	Refinance Cash-out - Other			XX9/2017 10:58:17 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621686	CA	Primary	Refinance Cash-out - Other	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/31/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX31/2008.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621690	CO	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

[2] State Compliance - Colorado Home Loan (Ability to Repay not Verified): Colorado Home Loan (HB1322):  File does not contain evidence that broker performed an analysis of borrower’s ability to repay based on verified income, obligations, assets, and/or employment.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/27/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX18/2008.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621693	FL	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2008.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621700	IL	Primary	Refinance Rate/Term	XX21/2017 1:14:59 PM	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
202621703					IL		Primary	Purchase			XX15/2017 9:08:21 AM	1			1
202621705	NY	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202621711					NJ		Primary	Refinance Cash-out - Other			XX15/2017 9:08:21 AM	1			1
202621715					GA		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	1			1
202621718	VA	Primary	Purchase	11/30/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202621719					VA		Primary	Refinance Cash-out - Other			11/30/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202621725					CA		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX26/2010
202621737					GA		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
202621741	NC	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:14:59 PM	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
202621753					GA		Primary	Refinance Cash-out - Other			XX15/2017 9:08:21 AM	1			1
202621761	CA	Primary	Refinance Cash-out - Debt Consolidation	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX25/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621762	CT	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $260,533.78 is underdisclosed from calculated Finance Charge of $260,666.78 in the amount of $133.00.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing the Itemization of Amount Financed
202621763	NY	Primary	Refinance Cash-out - Other	Tested	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $364,607.52 is underdisclosed from calculated Finance Charge of $365,607.53 in the amount of $1,000.01.
																	EXCEPTION INFO: Unable to determine cause of underdisclosure due to missing final fee itemization.
202621765	PA	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202621766	NJ	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $380,181.27 is underdisclosed from calculated Finance Charge of $380,559.28 in the amount of $378.01.
																	EXCEPTION INFO: Unable to determine the under disclosure due to missing Itemization of Amount Financed.
202621781	CA	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621784	AZ	Primary	Purchase	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $288,668.16 is underdisclosed from calculated Finance Charge of $291,730.00 in the amount of $3,061.84.
																	EXCEPTION INFO: Under-disclosure due to MI certificate reflects declining payment plan, however Lender’s TIL does not
202621788	MA	Primary	Refinance Cash-out - Debt Consolidation	XX8/2017 4:13:02 PM	2	2	[2] State Compliance - Massachusetts Home Loan - Borrower’s Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower’s interest.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX24/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $669,302.44 is underdisclosed from calculated Finance Charge of $669,352.63 in the amount of $50.19.
EXCEPTION INFO: TIL itemization did not disclose a wire processing fee of $50 as a prepaid finance charge.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
202621790	MA	Primary	Refinance Rate/Term	XX21/2017 1:14:59 PM	2	2	[2] Federal Compliance - (Missing Data) Last Transaction Date : Last Transaction Date was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
GENERAL COMMENT (2017-12-15): Exception regraded to EV2-B based on not impacting High Cost or MA Borrower’s Interest testing.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202621791	MA	Primary	Purchase	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX27/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202621793	MA	Primary	Refinance Cash-out - Debt Consolidation	XX8/2017 4:13:02 PM	2	2	[2] State Compliance - Massachusetts Home Loan - Borrower’s Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower’s interest.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202621802	CA	Primary	Refinance Cash-out - Debt Consolidation	Tested	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621806	MT	Primary	Refinance Rate/Term	XX21/2017 1:14:59 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621815	CA	Primary	Refinance Cash-out - Debt Consolidation	XX8/2017 4:13:02 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621816	PA	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202621822	PA	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202621824	CA	Primary	Refinance Cash-out - Other	11/30/2017	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $378,689.15 is underdisclosed from calculated Finance Charge of $384,202.99 in the amount of $5,513.84.
EXCEPTION INFO: Under disclosed in the payment calculation. APR Fact Sheet has the index 2.995%, lowest available for look back period is 3.16%.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621826					IL		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202621827	GA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:14:59 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202621829	CA	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621833	NY	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $320,163.07 is underdisclosed from calculated Finance Charge of $320,793.07 in the amount of $630.00.
																	EXCEPTION INFO: Itemization did not disclose the patriot act fee of $30 and settlement fee of $600 as prepaid finance charges.
202621838					FL		Investment	Refinance Rate/Term			XX9/2017 10:58:17 AM	1			1
202621843	CA	Primary	Refinance Cash-out - Debt Consolidation	XX8/2017 4:13:02 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621844	CA	Primary	Refinance Cash-out - Debt Consolidation	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621848	CA	Primary	Refinance Cash-out - Other	XX8/2017 4:13:02 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621852	CA	Primary	Refinance Cash-out - Debt Consolidation	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202621860	RI	Primary	Refinance Cash-out - Other	XX8/2017 4:13:02 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202621870	NC	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $500,535.59 is underdisclosed from calculated Finance Charge of $500,906.81 in the amount of $371.22.
																	EXCEPTION INFO: Per the TIL itemization, the lender did not include the $371.00 application fee that was paid outside of closing.
202621873					NM		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX16/2007.
202621874					NC		Primary	Purchase			XX15/2017 9:08:21 AM	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
202621879					TX		Investment	Purchase			XX15/2017 9:08:21 AM	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
202621883					CA		Primary	Purchase			XX8/2017 4:13:02 PM	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202621885	CA	Primary	Purchase	XX8/2017 4:13:02 PM	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX16/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202621886					NC		Second Home	Purchase			XX15/2017 9:08:21 AM	1			1
202621893					CA		Primary	Purchase			XX9/2017 10:58:17 AM	1			1
202621898	PA	Primary	Refinance Rate/Term	11/30/2017	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $394,131.43 is underdisclosed from calculated Finance Charge of $394,253.26 in the amount of $121.83.
																	EXCEPTION INFO: TIL itemization did not disclose a closing protection letter fee of $35, a flood cert fee of $20, a tax service fee of $22, or a closing title courier fee of $46 as prepaid finance charges.
202621903					NY		Primary	Refinance Cash-out - Other			11/30/2017	1			1		[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX27/2006
202621904					IA		Primary	Purchase			11/30/2017	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202621905					VA		Primary	Refinance Cash-out - Other			XX9/2017 10:58:17 AM	1			1
202621908					NY		Primary	Purchase			XX8/2017 4:13:02 PM	1			1
202621911	MI	Primary	Refinance Rate/Term	XX9/2017 10:58:17 AM	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $346,431.86 is underdisclosed from calculated Finance Charge of $346,720.46 in the amount of $288.60.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing TIL itemization of amount financed.
202621912					NY		Primary	Refinance Cash-out - Other			XX9/2017 10:58:17 AM	1			1
202621913					PA		Primary	Refinance Cash-out - Debt Consolidation			XX9/2017 10:58:17 AM	1			1
202621916					NY		Primary	Purchase			XX15/2017 9:08:21 AM	1			1
202621917					NJ		Primary	Purchase			XX9/2017 10:58:17 AM	1			1
202621921	SC	Primary	Refinance Rate/Term	XX21/2017 1:14:59 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX14/2007.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $156,462.17 is underdisclosed from calculated Finance Charge of $156,606.07 in the amount of $143.90.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202621925					GA		Primary	Purchase			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202621926					TX		Second Home	Purchase			XX9/2017 10:58:17 AM	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $355,891.74 is underdisclosed from calculated Finance Charge of $356,113.77 in the amount of $222.03.
202621929					FL		Primary	Purchase			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2006.
202621934	WA	Primary	Refinance Rate/Term	XX8/2017 4:13:02 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $606,813.28 is underdisclosed from calculated Finance Charge of $607,203.35 in the amount of $390.07.
																	EXCEPTION INFO: TIL itemization did not disclose a wire fee of $20 and a courier fee of $20 as a prepaid finance charge. Also, Itemization only disclosed interest charges in the amount of $73.96 and final HUD reflects $443.75.
202621938					CA		Primary	Refinance Rate/Term			XX9/2017 10:58:17 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2006.
202621941					OR		Primary	Refinance Cash-out - Other			XX9/2017 10:58:17 AM	1			1
202621942					WA		Primary	Purchase			XX9/2017 10:58:17 AM	1			1
202621943	CA	Primary	Refinance Rate/Term	XX9/2017 10:58:17 AM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
202621945					CA		Primary	Refinance Rate/Term			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202621947					NJ		Primary	Purchase			XX9/2017 10:58:17 AM	1			1
202621948					OR		Primary	Refinance Rate/Term			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202621949	CA	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX17/2007.
202621951					CA		Primary	Refinance Cash-out - Other			XX9/2017 10:58:17 AM	1			1
202621957					CA		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202621960					WA		Investment	Purchase			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX14/2007.
202621962	VA	Second Home	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202621963					CT		Primary	Purchase			XX15/2017 9:08:21 AM	1			1
202621965	MA	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[2] State Compliance - Massachusetts Home Loan - Borrower’s Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower’s interest.

																	[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
202621970	NY	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX27/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202621973	NJ	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/28/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX28/2008.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202621974	OH	Primary	Refinance Rate/Term	XX21/2017 1:14:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2008.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202621980	WA	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2008.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.
202621982					WA		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2		[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.
202621983	MI	Primary	Refinance Cash-out - Other	11/30/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

																	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
202621987					PA		Primary	Purchase			XX8/2017 4:13:02 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202621994					NJ		Primary	Refinance Cash-out - Other			XX15/2017 9:08:21 AM	1			1
202621996					MD		Primary	Purchase			XX15/2017 9:08:21 AM	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
202622004					MD		Primary	Purchase			XX9/2017 10:58:17 AM	1			1
202622007					VA		Primary	Purchase			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX16/2007.
202622008					NJ		Primary	Refinance Cash-out - Home Improvement			XX8/2017 4:13:02 PM	1			1
202622012	SC	Primary	Refinance Rate/Term	XX21/2017 1:14:59 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $266,767.77 is underdisclosed from calculated Finance Charge of $267,364.03 in the amount of $596.26.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202622014	NY	Primary	Refinance Cash-out - Other	Tested	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
202622018					NJ		Primary	Purchase			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX28/2007.
202622030					NJ		Primary	Purchase			XX9/2017 10:58:17 AM	1			1
202622035					IL		Investment	Refinance Rate/Term			XX15/2017 9:08:21 AM	1			1
202622036					IL		Primary	Refinance Rate/Term			XX8/2017 4:13:02 PM	1			1
202622037					IL		Primary	Refinance Rate/Term			XX9/2017 10:58:17 AM	1			1
202622042					CA		Primary	Purchase			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2007.
202622044					AZ		Primary	Refinance Cash-out - Other			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2007.
202622045	FL	Primary	Purchase	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/17/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX18/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $340,649.16 is underdisclosed from calculated Finance Charge of $341,304.16 in the amount of $655.00.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202622046					IL		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	1			1
202622052					VA		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:37:02 PM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202622053	VA	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX11/2011	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX25/2011.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
202622059	FL	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX16/2008.
202622061	GA	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202622063	MA	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
202622066					NM		Primary	Refinance Cash-out - Home Improvement			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX29/2008.
202622067					GA		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
202622068					NC		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX2008.
202622069					IL		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	1			1
202622070					NJ		Primary	Refinance Cash-out - Debt Consolidation			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202622072	WA	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $284,076.40 is underdisclosed from calculated Finance Charge of $284,419.41 in the amount of $343.01.
																	EXCEPTION INFO: Till itemization did not disclose a admin fee of $495, a doc signing fee of $130, a flood cert fee of $15.5, a sales tax fee of $51.61 and a trust acct fee of $25 as prepaid finance charges, however, over disclosed a wire fee of $50, additional settlement fee of $285.62 and additional courier fee of $38.50 as prepaid finance charges.
202622074					AZ		Primary	Purchase			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX20/2007.
202622081	CA	Primary	Refinance Cash-out - Other	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202622085					NM		Primary	Refinance Cash-out - Other			XX15/2017 9:08:21 AM	1			1
202622094	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:37:02 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202622097					AZ		Primary	Refinance Rate/Term			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX27/2007.
202622100	CA	Second Home	Purchase	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX29/2007.
202622101	CA	Primary	Purchase	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2007.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.00200% is underdisclosed from calculated APR of 7.25334% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $560,959.78 is underdisclosed from calculated Finance Charge of $572,494.07 in the amount of $11,534.29.
																	EXCEPTION INFO: TIL itemization did not disclose a processing fee of $595, an underwriting fee $845.00, courier fee of $107.75, a closing fee of $800, loan origination fee of $8,340, a loan tie in fee of $150 and prepaid interest of $753.84 as prepaid finance charge
202622104	WA	Primary	Refinance Rate/Term	XX8/2017 4:13:02 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $510,261.15 is underdisclosed from calculated Finance Charge of $510,348.91 in the amount of $87.76.
																	EXCEPTION INFO: TIL Itemization reflects Settlement/Closing Fee and Courier fee totals of $498.95 but did not include the Delivery/Handling $65.00, Sales Tax Reconveyance $17.80 and Sales Tax/ Delivery Fee $5.79 as prepaid finance charges.
202622105	CA	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX19/2007.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX29/2008, prior to three (3) business days from transaction date of XX25/2008.
202622110					CA		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
202622111					CA		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	1			1
202622118					SC		Investment	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX23/2007.
202622121	CA	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX18/2007.
202622128					CA		Primary	Refinance Cash-out - Home Improvement			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2008.
202622129					CA		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2008.
202622130	CO	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX28/2008.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202622132	CA	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2008.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202622133					CA		Primary	Refinance Cash-out - Home Improvement			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2008.
202622135	NY	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX19/2008.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202622136	CA	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/30/2007.
202622137					PA		Primary	Refinance Cash-out - Other			XX15/2017 9:08:21 AM	1			1
202622138					CA		Investment	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202622148	WA	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/22/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX22/2008.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.
202622151					IA		Primary	Purchase			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202622157					AZ		Primary	Purchase			XX15/2017 9:08:21 AM	1			1
202622159					AZ		Primary	Purchase			XX8/2017 4:13:02 PM	1			1
202622162	AZ	Primary	Purchase	XX9/2017 10:58:17 AM	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $369,067.95 is underdisclosed from calculated Finance Charge of $369,170.91 in the amount of $102.96.
																	EXCEPTION INFO: TIL itemization did not include a wire fee of $65 or a courier fee of $32 as prepaid finance charges.
202622163					AL		Primary	Refinance Cash-out - Other			XX9/2017 10:58:17 AM	1			1
202622165	FL	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX27/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202622178	FL	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX24/2007.
202622180	GA	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202622183	TX	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/14/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX14/2008.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
202622189					PA		Primary	Refinance Cash-out - Other			XX15/2017 9:08:21 AM	1			1
202622191	VA	Primary	Purchase	XX15/2017 9:08:21 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX21/2008.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202622193	SC	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2008.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202622199					TX		Primary	Purchase			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202622202	AZ	Primary	Refinance Cash-out - Other	11/30/2017	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202622205					CA		Primary	Refinance Cash-out - Other			XX15/2017 9:08:21 AM	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
202622206					WA		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	2			2		[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.
202622207					CA		Primary	Purchase			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2008.
202622208					CA		Primary	Purchase			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2008.
202622225	CA	Primary	Refinance Cash-out - Other	XX9/2017 10:58:17 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/13/2006.
202622226					AZ		Primary	Refinance Cash-out - Debt Consolidation			XX9/2017 10:58:17 AM	1			1
202622227					FL		Primary	Refinance Rate/Term			XX9/2017 10:58:17 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX21/2006.
202622228					AZ		Primary	Refinance Cash-out - Other			XX9/2017 10:58:17 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202622231					MN		Primary	Refinance Cash-out - Other			XX9/2017 10:58:17 AM	1			1
202622234					AZ		Primary	Refinance Cash-out - Debt Consolidation			XX9/2017 10:58:17 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX29/2006.
202622239	LA	Primary	Refinance Cash-out - Debt Consolidation	XX8/2017 4:13:02 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 6.44700% is underdisclosed from calculated APR of 6.78679% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $284,232.50 is underdisclosed from calculated Finance Charge of $294,722.22 in the amount of $10,489.72.
EXCEPTION INFO: Under disclosure due to MI missing from Final TIL payment stream

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202622243	LA	Primary	Refinance Cash-out - Debt Consolidation	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $129,952.12 is underdisclosed from calculated Finance Charge of $130,102.39 in the amount of $150.27.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.
202622247	LA	Primary	Refinance Rate/Term	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $156,996.35 is underdisclosed from calculated Finance Charge of $157,358.65 in the amount of $362.30.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202622248	LA	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XXXX2007
202622252					OH		Primary	Purchase			11/30/2017	1			1
202622254					NY		Primary	Purchase			XX21/2017 1:37:02 PM	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
202622255					RI		Primary	Purchase			11/30/2017	1			1
202622256					FL		Primary	Purchase			11/30/2017	1			1
202622262					FL		Primary	Refinance Cash-out - Other			XX15/2017 9:08:21 AM	1			1
202622277					NJ		Primary	Purchase			XX8/2017 4:13:02 PM	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202622280					WA		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2008.
202622281					CA		Primary	Purchase			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX17/2008.
202622282					CA		Primary	Purchase			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX29/2008.
202622283					CA		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/23/2007.
202622285					NY		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX27/2008.
202622287					FL		Primary	Purchase			XX15/2017 9:08:21 AM	1			1
202622289	CA	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2008.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $379,456.61 is underdisclosed from calculated Finance Charge of $379,903.62 in the amount of $447.01.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of amount financed.
202622295	MA	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[2] State Compliance - Massachusetts Home Loan - Borrower’s Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower’s interest.

																	[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
202622298	CA	Primary	Refinance Cash-out - Home Improvement	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
202622301	CA	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2008.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX21/2008
202622303	OR	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202622304					CA		Primary	Refinance Cash-out - Other			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX29/2007.
202622310	AZ	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202622311					FL		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX27/2007	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX17/2006.
202622321	OR	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Closing / Title - Note Error: Note grace period days less than minimum per state
EXCEPTION INFO: Min grace period for OR is 15 days - note states 10.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																	EXCEPTION INFO: Max late charge for OR is 5% - note states 6%.
202622322	IN	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $119,778.94 is underdisclosed from calculated Finance Charge of $119,829.82 in the amount of $50.88.
																	EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.
202622326					CA		Primary	Refinance Cash-out - Other			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202622327					AZ		Primary	Purchase			XX9/2017 10:58:17 AM	1			1
202622328	CA	Primary	Refinance Cash-out - Debt Consolidation	XX9/2017 10:58:17 AM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/17/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX17/2007.
202622329	MD	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX19/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202622332					TN		Primary	Purchase			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX28/2005.
202622337					AZ		Primary	Purchase			XX9/2017 10:58:17 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202622338	VA	Primary	Purchase	XX8/2017 4:13:02 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $321,908.10 is underdisclosed from calculated Finance Charge of $324,732.66 in the amount of $2,824.56.
																	EXCEPTION INFO: HUD shows closing costs paid by seller in the amount of $5000, but there is no breakdown of credit in file
202622344					FL		Primary	Refinance Cash-out - Home Improvement			XX9/2017 10:58:17 AM	1			1
202622345					OH		Primary	Construction-Permanent			11/30/2017	1			1
202622348	SC	Primary	Purchase	XX8/2017 4:13:02 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
202622349					IL		Primary	Purchase			XX21/2017 1:37:02 PM	1			1		[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XXXX2006
202622353					MA		Primary	Purchase			XX8/2017 4:13:02 PM	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202622359	CT	Primary	Refinance Rate/Term	XX8/2017 4:13:02 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX21/2006	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $393,405.21 is underdisclosed from calculated Finance Charge of $393,812.87 in the amount of $407.66.
																	EXCEPTION INFO: TIL itemization did not disclose an Application Fee in the amount of $375, and a Record Subordination Agreement fee in the amount of $65 as prepaid finance charges.
202622362					CO		Primary	Purchase			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202622366	AZ	Primary	Purchase	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $445,360.30 is underdisclosed from calculated Finance Charge of $448,317.89 in the amount of $2,957.59.
																	EXCEPTION INFO: Unable to determine under disclosure. Loan with MI and payment stream shows MI dropping at 143 months; however still under disclosed.
202622367	NJ	Primary	Refinance Rate/Term	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX19/2006.
202622368					AZ		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	1			1
202622369					VA		Primary	Refinance Cash-out - Other			XX15/2017 9:08:21 AM	1			1
202622373					GA		Primary	Purchase			XX8/2017 4:13:02 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202622375					CT		Primary	Purchase			XX9/2017 10:58:17 AM	1			1
202622378	CA	Primary	Purchase	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/16/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202622379	TX	Primary	Purchase	XX8/2017 4:13:02 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/29/2006.
202622380	NV	Primary	Purchase	XX9/2017 10:58:17 AM	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/30/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $412,324.21 is underdisclosed from calculated Finance Charge of $413,465.43 in the amount of $1,141.22.
																	EXCEPTION INFO: Unable to determine under disclosure due to no fees indicated on the itemization of amount financed. Under disclosure appears to be a payment stream issue.
202622387					IL		Primary	Purchase			XX8/2017 4:13:02 PM	1			1
202622389					NY		Primary	Purchase			XX8/2017 4:13:02 PM	1			1
202622394					MO		Investment	Purchase			XX9/2017 10:58:17 AM	1			1
202622395	CA	Primary	Purchase	XX8/2017 4:13:02 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 1073/465 used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: XX15/2007 Site Condo

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $613,639.40 is underdisclosed from calculated Finance Charge of $614,960.38 in the amount of $1,320.98.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202622396					FL		Primary	Purchase			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
202622398					NC		Primary	Purchase			XX8/2017 4:13:02 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202622399					NC		Primary	Purchase			XX8/2017 4:13:02 PM	1			1
202622400					NC		Primary	Purchase			XX15/2017 9:08:21 AM	1			1
202622403					MN		Primary	Refinance Cash-out - Debt Consolidation			XX9/2017 10:58:17 AM	1			1
202622410					CA		Primary	Purchase			XX8/2017 4:13:02 PM	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
202622417					CA		Primary	Purchase			XX8/2017 4:13:02 PM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202622418	WA	Primary	Purchase	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX15/2007.
202622419					IL		Primary	Purchase			XX15/2017 9:08:21 AM	1			1		[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 11/14/2007
202622420	UT	Primary	Refinance Rate/Term	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2007.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/19/2007, prior to three (3) business days from transaction date of 11/16/2007.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

																	[2] State Compliance - Utah Residential Mortgage Practices Act (Refundable Fee Disclosure Not Provided): Utah Residential Mortgage Practices Act: Lender charged excessive fee or accepted fee without providing applicant with written statement disclosing whether fee is refundable.
202622423	CO	Primary	Purchase	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $552,682.24 is underdisclosed from calculated Finance Charge of $553,770.96 in the amount of $1,088.72.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202622425	NV	Primary	Purchase	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202622427	WA	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX25/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202622434	CT	Primary	Refinance Rate/Term	XX21/2017 1:37:02 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $449,584.20 is underdisclosed from calculated Finance Charge of $449,965.03 in the amount of $380.83.
																	EXCEPTION INFO: TIL itemization did not disclose a an application fee of $375 as a prepaid finance charge.
202622435					NJ		Primary	Purchase			XX15/2017 9:08:21 AM	1			1
202622441	FL	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202622442					CT		Primary	Purchase			XX15/2017 9:08:21 AM	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
202622445					MI		Primary	Purchase			XX15/2017 9:08:21 AM	1			1
202622446					NH		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
202622453	MN	Primary	Refinance Rate/Term	11/30/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $224,864.95 is underdisclosed from calculated Finance Charge of $224,943.35 in the amount of $78.40.
																	EXCEPTION INFO: Finance charges under disclosed by $78.40 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose an couirier fee of $40 as prepaid finance charge.
202622461					MN		Primary	Refinance Cash-out - Debt Consolidation			11/30/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202622462					MN		Primary	Refinance Cash-out - Debt Consolidation			11/30/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX25/2005.
202622463	MN	Primary	Refinance Rate/Term	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX21/2006.
202622466					GA		Primary	Purchase			11/30/2017	1			1
202622467					GA		Primary	Purchase			11/30/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202622469	VA	Primary	Refinance Cash-out - Debt Consolidation	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $478,170.77 is underdisclosed from calculated Finance Charge of $478,716.40 in the amount of $545.63.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202622473					OH		Primary	Refinance Cash-out - Debt Consolidation			XX9/2017 10:58:17 AM	1			1
202622474	OR	Primary	Purchase	11/30/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $336,880.72 is underdisclosed from calculated Finance Charge of $342,689.81 in the amount of $5,809.09.
																	EXCEPTION INFO: Closing instructions indicate the Index used was 4.6%. The lowest Index available within the look-back period is 4.7869%.
202622475	OR	Primary	Purchase	11/30/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX26/2005.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202622485	CA	Primary	Refinance Rate/Term	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202622489	TN	Primary	Purchase	11/30/2017	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202622490					GA		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:37:02 PM	2			2		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
202622492					CA		Primary	Purchase			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202622493					FL		Second Home	Purchase			XX8/2017 4:13:02 PM	1			1
202622500	GA	Primary	Purchase	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/16/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX16/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202622502					FL		Primary	Refinance Cash-out - Debt Consolidation			XX9/2017 10:58:17 AM	1			1
202622503	TN	Primary	Purchase	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/31/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX31/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202622504	TN	Primary	Purchase	XX9/2017 10:58:17 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX14/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202622509	FL	Primary	Refinance Cash-out - Other	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX18/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202622510	FL	Primary	Purchase	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202622511	NY	Primary	Purchase	XX8/2017 4:13:02 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX11/2006.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
																	EXCEPTION INFO: TIL appears to be final but not signed, initialed or dated by borrower.
202622517					CA		Primary	Refinance Cash-out - Other			XX21/2017 1:37:02 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX23/2006.
202622521	MD	Primary	Purchase	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/24/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202622523	CA	Primary	Refinance Rate/Term	XX8/2017 4:13:02 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX16/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202622527					NM		Investment	Purchase			XX21/2017 1:37:02 PM	1			1
202622529	GA	Primary	Purchase	11/30/2017	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
202622530					VA		Primary	Refinance Cash-out - Debt Consolidation			11/30/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX24/2006.
202622533					GA		Primary	Purchase			XX21/2017 1:37:02 PM	1			1	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX14/2006
202622535					CA		Primary	Refinance Cash-out - Debt Consolidation			11/30/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX17/2006.
202622536					MI		Primary	Purchase			11/30/2017	1			1
202622539					FL		Primary	Refinance Cash-out - Other			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2006.
202622544	FL	Primary	Purchase	XX21/2017 1:37:02 PM	1	1	[3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of $834.40 does not match Calculated P&I of $834.17
																EXCEPTION INFO: Verified terms of note, P&I on lender note and TIL do not match the calculated P&I.
202622545	FL	Primary	Refinance Cash-out - Other	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2006.
202622546	WV	Primary	Refinance Rate/Term	XX8/2017 4:13:02 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202622547					NH		Primary	Purchase			11/30/2017	1			1
202622551					FL		Primary	Refinance Cash-out - Debt Consolidation			XX9/2017 10:58:17 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2006.
202622555					UT		Primary	Refinance Cash-out - Debt Consolidation			XX9/2017 10:58:17 AM	1			1
202622559					NM		Primary	Purchase			XX9/2017 10:58:17 AM	1			1
202622567					IA		Primary	Purchase			XX9/2017 10:58:17 AM	1			1
202622568					CT		Primary	Purchase			XX8/2017 4:13:02 PM	1			1
202622570	OH	Primary	Refinance Rate/Term	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX16/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202622573	GA	Primary	Refinance Rate/Term	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX15/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202622577	VA	Primary	Refinance Cash-out - Other	XX9/2017 10:58:17 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX2006.

																	[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
202622578	ID	Primary	Purchase	XX8/2017 4:13:02 PM	2	2	[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX29/2006.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202622579	MN	Primary	Refinance Rate/Term	XX21/2017 1:37:02 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/21/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $217,145.06 is underdisclosed from calculated Finance Charge of $217,234.01 in the amount of $88.95.
																	EXCEPTION INFO: Unable to verify source of under-disclosure due to missing Itemization of Amount Financed.
202622580					CA		Primary	Refinance Cash-out - Other			XX9/2017 10:58:17 AM	1			1
202622585					OR		Primary	Refinance Cash-out - Other			XX9/2017 1:49:45 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/28/2006.
202622587					NJ		Primary	Refinance Cash-out - Other			XX9/2017 1:49:45 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202622588	WA	Primary	Refinance Rate/Term	XX9/2017 1:49:45 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX29/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202622589					MT		Primary	Refinance Cash-out - Other			XX9/2017 1:49:45 PM	1			1
202622590	MI	Primary	Refinance Rate/Term	XX9/2017 1:49:45 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/22/2006.
202622591					NV		Primary	Refinance Cash-out - Debt Consolidation			XX9/2017 1:49:45 PM	1			1
202622592					WI		Primary	Purchase			XX9/2017 1:49:45 PM	1			1
202622593	NY	Primary	Refinance Rate/Term	XX8/2017 4:13:02 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $476,275.66 is underdisclosed from calculated Finance Charge of $476,550.71 in the amount of $275.05.
																	EXCEPTION INFO: TIL itemization did not disclose a title pick up fee of $225 or escrow service fee of $50 as prepaid finance charges.
202622600					MA		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
202622611	CA	Primary	Refinance Cash-out - Debt Consolidation	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX22/2004.
202622615	CA	Primary	Refinance Cash-out - Other	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2004.
202622625					CA		Primary	Refinance Cash-out - Other			11/30/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2004.
202622626	NV	Primary	Refinance Cash-out - Other	Yes	XX9/2017 1:49:45 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX21/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202622629	MI	Primary	Refinance Cash-out - Debt Consolidation	11/30/2017	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

																	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
202622632	VA	Primary	Refinance Cash-out - Other	11/30/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
202622634	MN	Primary	Purchase	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX21/2005.
202622640					CA		Primary	Refinance Rate/Term			11/30/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.
202622647					CA		Primary	Refinance Cash-out - Debt Consolidation			11/30/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX27/2005.
202622649	WA	Primary	Purchase	XX9/2017 1:49:45 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.
202622650	MN	Primary	Purchase	XX9/2017 1:49:45 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at application): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.

																	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at closing): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.
202622651					OR		Primary	Purchase			11/30/2017	1			1
202622654					FL		Primary	Purchase			11/30/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX2005.
202622656	CA	Primary	Purchase	XX9/2017 1:49:45 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.
202622659	IL	Primary	Refinance Rate/Term	11/30/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202622663	IL	Primary	Refinance Cash-out - Debt Consolidation	11/30/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX2005.
202622669					CA		Primary	Purchase			11/30/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202622670	NY	Primary	Purchase	XX9/2017 1:49:45 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
202622675	NY	Primary	Refinance Cash-out - Debt Consolidation	XX9/2017 1:49:45 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX20/2005.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
																	EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%
202622678					NY		Primary	Purchase			11/30/2017	1			1
202622679	NY	Primary	Purchase	XX8/2017 4:13:02 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX28/2005.
202622680	NY	Primary	Purchase	11/30/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
202622683	CA	Primary	Purchase	11/30/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202622684	CA	Primary	Refinance Cash-out - Debt Consolidation	XX9/2017 1:49:45 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
202622688	VA	Primary	Refinance Rate/Term	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $330,871.40 is underdisclosed from calculated Finance Charge of $330,938.98 in the amount of $67.58.
																	EXCEPTION INFO: TIL itemization did not disclose Service charges fee of $65 as a prepaid finance charge.
202622689	CA	Primary	Refinance Cash-out - Debt Consolidation	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX17/2006.
202622690	CA	Primary	Purchase	Tested	XX9/2017 1:49:45 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX19/2006.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
202622698	CA	Primary	Purchase	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.
202622699					CA		Primary	Purchase			11/30/2017	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202622701	CA	Primary	Purchase	Yes	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2005.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202622702					NV		Investment	Purchase			XX9/2017 1:49:45 PM	1			1
202622704					NY		Primary	Purchase			11/30/2017	1			1
202622705	NY	Primary	Purchase	11/30/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202622713	NJ	Primary	Refinance Rate/Term	XX21/2017 1:37:02 PM	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX26/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $405,937.95 is underdisclosed from calculated Finance Charge of $406,773.62 in the amount of $835.67.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.
202622717					CA		Primary	Refinance Cash-out - Other			XX9/2017 1:49:45 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX25/2006.
202622718					CA		Primary	Purchase			XX9/2017 1:49:45 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202622720	MD	Primary	Purchase	XX9/2017 1:49:45 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX14/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202622723	CA	Primary	Refinance Cash-out - Other	XX9/2017 1:49:45 PM	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX2006, prior to three (3) business days from transaction date of XXXX2006.
202622725					KS		Primary	Refinance Rate/Term			XX9/2017 1:49:45 PM	1			1
202622728	FL	Primary	Refinance Cash-out - Debt Consolidation	XX9/2017 1:49:45 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/15/2006.
202622731					CA		Primary	Refinance Cash-out - Debt Consolidation			XX9/2017 1:49:45 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202622733					TX		Primary	Purchase			XX9/2017 1:49:45 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX14/2006.
202622738	CA	Primary	Purchase	XX9/2017 1:49:45 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX19/2006.
202622743	NJ	Primary	Refinance Cash-out - Other	XX9/2017 1:49:45 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX21/2006.
202622747	NY	Primary	Purchase	XX9/2017 1:49:45 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
202622758	MI	Primary	Purchase	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202622768					IN		Primary	Purchase			11/30/2017	1			1
202622771					WI		Primary	Purchase			XX9/2017 1:49:45 PM	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
202622786					NJ		Primary	Purchase			XX21/2017 1:37:02 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2005.
202622787	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:37:02 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX18/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202622791	CA	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202622792					NJ		Primary	Purchase			11/30/2017	1			1
202622797	FL	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202622798	NJ	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202622800	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:37:02 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX17/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202622805					OH		Primary	Construction-Permanent			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX29/2004.
202622811	NY	Primary	Refinance Cash-out - Other	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $103,642.73 is underdisclosed from calculated Finance Charge of $104,550.21 in the amount of $907.48.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX2001, prior to three (3) business days from transaction date of XXXX2001.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
202622818					IL		Primary	Purchase			XX15/2017 9:08:21 AM	1			1
202622820					WA		Primary	Purchase			XX9/2017 1:49:45 PM	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202622821					IL		Primary	Refinance Cash-out - Home Improvement			XX9/2017 1:49:45 PM	1			1
202622824					GA		Primary	Refinance Cash-out - Other			XX8/2017 4:13:02 PM	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
202622830	CA	Primary	Refinance Cash-out - Home Improvement	XX9/2017 1:49:45 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2007.
202622831	MD	Primary	Refinance Rate/Term	XX9/2017 1:49:45 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
																	EXCEPTION INFO: The RTC date is 9/27/07, with an expiration date and signature date of XX1/07 .
202622833	CA	Primary	Refinance Cash-out - Other	XX8/2017 4:13:02 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202622839	WA	Primary	Purchase	XX21/2017 1:37:02 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/14/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX25/2007.
202622840					WA		Primary	Refinance Cash-out - Other			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2007.
202622841					WA		Investment	Refinance Cash-out - Other			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX18/2008.
202622844					FL		Primary	Purchase			11/30/2017	1			1
202622845	MN	Primary	Refinance Cash-out - Debt Consolidation	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2004.

																	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
202622849	GA	Primary	Purchase	11/30/2017	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX2004 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX31/2004.
202622852	IL	Primary	Refinance Rate/Term	Tested	XX8/2017 4:13:02 PM	2	2	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																	EXCEPTION INFO: Signature date not provided.
202622857	MA	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Massachusetts Home Loan - Borrower’s Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower’s interest.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2007.
202622862					GA		Primary	Purchase			XX8/2017 4:13:02 PM	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
202622867					GA		Second Home	Purchase			XX9/2017 1:49:45 PM	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
202622872					GA		Primary	Purchase			11/30/2017	1			1
202622873					FL		Primary	Purchase			11/30/2017	1			1
202622875	FL	Primary	Refinance Cash-out - Other	11/30/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $358,673.44 is underdisclosed from calculated Finance Charge of $358,792.48 in the amount of $119.04.
EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
202622878	FL	Primary	Purchase	XX9/2017 1:49:45 PM	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $237,319.71 is underdisclosed from calculated Finance Charge of $237,423.83 in the amount of $104.12.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202622881					FL		Primary	Purchase			11/30/2017	1			1
202622886					GA		Primary	Purchase			11/30/2017	1			1
202622891					GA		Primary	Purchase			11/30/2017	1			1
202622897					GA		Primary	Purchase			11/30/2017	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
202622905					AR		Primary	Refinance Cash-out - Other			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202622906					CO		Primary	Purchase			XX9/2017 1:49:45 PM	1			1								The File contains co-mingled documents. There is a HUD-1 and Note from a different borrower and different address. The co-mingled documents are inventoried.
202622907	AZ	Primary	Refinance Cash-out - Debt Consolidation	XX9/2017 1:49:45 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $256,682.85 is underdisclosed from calculated Finance Charge of $256,947.92 in the amount of $265.07.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed
202622919					IL		Primary	Refinance Cash-out - Other			XX15/2017 9:08:21 AM	1			1
202622921	MN	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Minnesota Tangible Net Benefit Test: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Unable to determine if mortgage loan provides a tangible net benefit to the borrower due to missing prior loan information.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/22/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2008.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest.
202622925					CA		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2008.
202622928	MA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:37:02 PM	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] State Compliance - Massachusetts Home Loan - Borrower’s Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower’s interest.

																	[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
202622929	FL	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $191,398.60 is underdisclosed from calculated Finance Charge of $191,565.75 in the amount of $167.15.
																	EXCEPTION INFO: Unable to determine reason for TIL under disclosure since itemization of amount financed is missing.
202622930					WI		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	1			1
202622931	GA	Primary	Purchase	11/30/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $159,291.24 is underdisclosed from calculated Finance Charge of $159,635.07 in the amount of $343.83.
																	EXCEPTION INFO: The under-disclosure is caused by a $350.00 amount financed variance. This variance is because the lender did not disclose a $350.00 attorney fee as a prepaid finance charge.
202622932					CA		Primary	Refinance Cash-out - Debt Consolidation			11/30/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX23/2004.
202622933	GA	Primary	Purchase	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2004.
202622940	FL	Primary	Refinance Cash-out - Other	XX9/2017 1:49:45 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202622941					FL		Primary	Construction-Permanent			11/30/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX15/2003.
202622962					NJ		Primary	Purchase			11/30/2017	1			1
202622968	CA	Primary	Refinance Cash-out - Other	Tested	11/30/2017	2	2	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
202622969					MA		Primary	Refinance Cash-out - Other			11/30/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202622975	IL	Second Home	Purchase	11/30/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX28/2005.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202622976					CT		Primary	Purchase			11/30/2017	1			1
202622986	MA	Primary	Refinance Rate/Term	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Massachusetts Home Loan - Borrower’s Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower’s interest.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $339,079.15 is underdisclosed from calculated Finance Charge of $339,129.83 in the amount of $50.68.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount due to fees financed.
202622990	NY	Primary	Purchase	XX21/2017 1:37:02 PM	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX16/2003
202622994					NY		Primary	Purchase			XX21/2017 1:37:02 PM	1			1
202622999					NY		Primary	Refinance Cash-out - Other			XX21/2017 1:37:02 PM	1			1		[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX20/2004
202623000					NY		Primary	Purchase			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202623003	NY	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX18/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202623004	CA	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2008.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202623006	MD	Primary	Refinance Cash-out - Debt Consolidation	11/30/2017	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.
202623012	MI	Primary	Refinance Rate/Term	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX18/2002.
202623014	FL	Primary	Construction-Permanent	11/30/2017	1	1	[3] General - Incomplete Document: Note - Subject Lien is incomplete
EXCEPTION INFO: Interest rate and payment not present on executed Construction to perm note.

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
																EXCEPTION INFO: Certificate in file has an “X” across it indicating it was not used. Based on TIL, the payment structure supports this.
202623021	FL	Primary	Refinance Cash-out - Other	XX21/2017 1:37:02 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX27/2006.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
202623022					NJ		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:37:02 PM	1			1		[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX14/2006
202623031	SC	Primary	Refinance Rate/Term	XX8/2017 4:13:02 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/29/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/29/2007.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
202623040					CA		Primary	Refinance Cash-out - Other			XX9/2017 1:49:45 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202623045	SC	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/15/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX15/2007.

																	[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202623049					GA		Primary	Purchase			11/30/2017	1			1
202623054					FL		Primary	Purchase			11/30/2017	1			1
202623059					AZ		Primary	Purchase			11/30/2017	1			1
202623060					AZ		Primary	Purchase			11/30/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.
202623064	NC	Primary	Purchase	11/30/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202623066	FL	Primary	Purchase	XX21/2017 1:37:02 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX25/2006.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XXXX2006
202623067					NV		Primary	Purchase			XX9/2017 1:49:45 PM	1			1
202623069					CA		Primary	Purchase			XX9/2017 1:49:45 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2006.
202623071	NV	Primary	Purchase	XX21/2017 1:37:02 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX15/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $280,565.49 is underdisclosed from calculated Finance Charge of $283,962.98 in the amount of $3,397.49.
																	EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a Seller credit on page one of HUD for $5,000 which is not itemized therefore excluded.
202623072					AZ		Primary	Purchase			XX9/2017 1:49:45 PM	1			1
202623074	FL	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $302,400.27 is underdisclosed from calculated Finance Charge of $302,605.09 in the amount of $204.82.
																	EXCEPTION INFO: Undisclosed, due to calculated payment stream not reducing the 2 months’ escrowed PMI. The box was checked on the compliance input stream to reduce the payment stream by the amount that was escrowed.
202623077					MN		Primary	Purchase			XX8/2017 4:13:02 PM	1			1
202623079					AZ		Primary	Purchase			XX15/2017 9:08:21 AM	1			1
202623083					NV		Primary	Purchase			XX9/2017 1:49:45 PM	1			1
202623084	AZ	Primary	Purchase	XX9/2017 1:49:45 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $361,266.66 is underdisclosed from calculated Finance Charge of $363,516.36 in the amount of $2,249.70.
																	EXCEPTION INFO: Unable to determine reason for under disclosure as credit of $8,661.15 from line 811 of Final HUD is not itemized.
202623087					IL		Primary	Purchase			11/30/2017	1			1
202623094					IL		Primary	Purchase			XX9/2017 1:49:45 PM	1			1
202623095	IL	Primary	Purchase	XX21/2017 1:37:02 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX2006.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 11/21/2006
202623096					CO		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	2			2		[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
202623101					WA		Primary	Purchase			11/30/2017	1			1		[2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2055 w/ Interior used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: XX14/2005 Condo (Low Rise)
202623105					GA		Primary	Purchase			11/30/2017	1			1
202623111					TN		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	1			1
202623115	CA	Primary	Refinance Cash-out - Debt Consolidation	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/23/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $190,489.48 is underdisclosed from calculated Finance Charge of $190,631.63 in the amount of $142.15.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202623122					GA		Primary	Refinance Rate/Term			11/30/2017	1			1
202623123					IL		Primary	Refinance Cash-out - Other			11/30/2017	2			2		[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
202623133	GA	Primary	Purchase	XX21/2017 1:37:02 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2004.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX30/2004
202623140					IL		Primary	Purchase			11/30/2017	1			1
202623142	MN	Primary	Refinance Cash-out - Other	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $206,741.79 is underdisclosed from calculated Finance Charge of $206,849.81 in the amount of $108.02.
																	EXCEPTION INFO: Itemization does not include$60 recording service fee, $50 courier fee and $25 wire fee in the prepaid finance charges. However, settlement fee is over disclosed by $25.
202623143					CA		Primary	Refinance Cash-out - Other			XX9/2017 2:10:52 PM	2			2		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202623145					IL		Primary	Refinance Rate/Term			XX21/2017 1:37:02 PM	1			1
202623149					GA		Primary	Refinance Rate/Term			11/30/2017	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202623152					CA		Primary	Refinance Cash-out - Debt Consolidation			11/30/2017	2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX21/2005.
202623157	AZ	Primary	Refinance Rate/Term	11/30/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $204,229.20 is underdisclosed from calculated Finance Charge of $204,533.41 in the amount of $304.21.
																	EXCEPTION INFO: TIL itemization did not disclose a loan review fee of $175, an insurance tracking fee of $7, a flood cert fee of $10, a loan tie in fee of $75, and a courier fee of $50 as prepaid finance charges.
202623162	IL	Primary	Purchase	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX22/2005.
202623164					IL		Primary	Refinance Rate/Term			11/30/2017	1			1
202623168					AZ		Primary	Purchase			11/30/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX28/2005.
202623175	IL	Primary	Refinance Cash-out - Other	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX18/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $294,501.90 is underdisclosed from calculated Finance Charge of $294,545.12 in the amount of $43.22.
																	EXCEPTION INFO: The TIL itemization did not disclose the courier fee of $45 as a prepaid finance charge.
202623177	IL	Primary	Refinance Rate/Term	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $243,293.36 is underdisclosed from calculated Finance Charge of $243,343.04 in the amount of $49.68.
																	EXCEPTION INFO: Unable to determine source of under-disclosure due to missing Itemization of Amount Financed.
202623178					UT		Investment	Purchase			11/30/2017	1			1
202623185					AZ		Primary	Purchase			11/30/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX2005.
202623186	IL	Primary	Refinance Cash-out - Debt Consolidation	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/16/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $156,600.80 is underdisclosed from calculated Finance Charge of $157,300.95 in the amount of $700.15.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202623188					FL		Primary	Refinance Cash-out - Debt Consolidation			11/30/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.
202623195	ID	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $261,487.01 is underdisclosed from calculated Finance Charge of $261,683.84 in the amount of $196.83.
																	EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. Appears to be fee related
202623197	TX	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $549,100.50 is underdisclosed from calculated Finance Charge of $549,152.44 in the amount of $51.94.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202623198	CA	Primary	Refinance Cash-out - Debt Consolidation	XX9/2017 2:10:52 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202623200	NC	Primary	Purchase	XX8/2017 4:13:02 PM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $238,041.10 is underdisclosed from calculated Finance Charge of $238,242.49 in the amount of $201.39.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing amortization schedule from file.
202623201					CA		Primary	Purchase			XX8/2017 4:13:02 PM	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
202623202					NV		Primary	Purchase			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2007.
202623203	CA	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/21/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
202623206					CA		Primary	Refinance Cash-out - Other			XX15/2017 9:08:21 AM	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
202623207	GA	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $470,411.24 is underdisclosed from calculated Finance Charge of $472,012.21 in the amount of $1,600.97.
																	EXCEPTION INFO: The Lender’s TIL reflects MI dropping off after 240 months, however, the audited TIL indicates MI should drop off after 293 months.
202623209	WA	Primary	Refinance Rate/Term	XX9/2017 1:49:45 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
202623211	NV	Primary	Purchase	XX8/2017 4:13:02 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202623214	MA	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[2] State Compliance - Massachusetts Home Loan - Borrower’s Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower’s interest.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202623217	ID	Primary	Refinance Cash-out - Debt Consolidation	XX9/2017 2:14:02 PM	2	2	[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided Timely): Idaho Residential Mortgage Practices Act: Lock-in Agreement not provided to borrower within three (3) business days of interest rate lock date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $310,448.52 is underdisclosed from calculated Finance Charge of $310,574.71 in the amount of $126.19.
																	EXCEPTION INFO: TIL Itemization did not disclose the courier fee of $40 and wire transfer fee for $57 as prepaid finance charges.
202623218					GA		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202623222					GA		Primary	Refinance Rate/Term			XX8/2017 4:13:02 PM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202623224	KS	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
202623230					GA		Primary	Purchase			XX9/2017 2:14:02 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2006.
202623231	GA	Primary	Purchase	XX21/2017 1:37:02 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2006.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX11/2006
202623234					GA		Primary	Refinance Rate/Term			XX8/2017 4:13:02 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX17/2006.
202623240					KY		Primary	Purchase			XX9/2017 2:14:02 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202623245	MA	Primary	Refinance Rate/Term	XX21/2017 1:37:02 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX26/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202623246					TN		Primary	Purchase			XX9/2017 2:14:02 PM	1			1
202623248	IN	Primary	Purchase	XX9/2017 2:14:02 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202623250					IL		Primary	Purchase			XX9/2017 2:14:02 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX24/2007.
202623252					FL		Primary	Purchase			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202623253	FL	Primary	Purchase	XX9/2017 2:14:02 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202623259					FL		Primary	Purchase			XX8/2017 4:13:02 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202623261	IL	Primary	Refinance Cash-out - Debt Consolidation	XX8/2017 4:13:02 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2007.
202623262					IL		Primary	Purchase			XX21/2017 1:58:17 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202623268					IL		Primary	Purchase			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX20/2007.
202623273					AL		Primary	Refinance Rate/Term			XX8/2017 4:13:02 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX25/2007.
202623274					NJ		Primary	Refinance Cash-out - Debt Consolidation			XX9/2017 2:14:27 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202623276	OH	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX31/2002.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $131,501.73 is underdisclosed from calculated Finance Charge of $131,611.86 in the amount of $110.13.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
202623281					AZ		Primary	Purchase			XX9/2017 2:14:27 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX25/2007.
202623283					IN		Primary	Refinance Cash-out - Debt Consolidation			XX9/2017 2:14:27 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202623286	DE	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2007.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202623287					MT		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2007.
202623288					AZ		Primary	Purchase			XX9/2017 2:14:27 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2007.
202623289					FL		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX25/2007.
202623304					FL		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	1			1
202623307	FL	Second Home	Purchase	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX16/2008.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202623316	AZ	Primary	Refinance Rate/Term	11/30/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX18/2001.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $195,400.91 is underdisclosed from calculated Finance Charge of $195,609.39 in the amount of $208.48.
																	EXCEPTION INFO: Under disclosure due to TIL itemization did not disclose a Flood Certification fee of $20, Settlement Closing fee of $175, or a courier fee of $40 as prepaid finance charges.
202623319	CO	Primary	Refinance Cash-out - Debt Consolidation	11/30/2017	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2001.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
202623320	IL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/30/2017	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX26/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202623321					IL		Primary	Refinance Rate/Term			11/30/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2003.
202623323					IL		Primary	Refinance Cash-out - Debt Consolidation			11/30/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX18/2005.
202623326					CT		Primary	Purchase			XX8/2017 4:13:02 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX15/2007.
202623330					FL		Primary	Purchase			11/30/2017	1			1
202623331					ID		Primary	Refinance Rate/Term			11/30/2017	1			1
202623333					IL		Primary	Purchase		Yes	11/30/2017	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202623334					CA		Primary	Refinance Cash-out - Other			11/30/2017	1			1	[3] Credit Documentation - Missing Document: Credit Report not provided
202623335	MI	Primary	Refinance Rate/Term	11/30/2017	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

																	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
202623340					NY		Primary	Refinance Cash-out - Other			11/30/2017	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
202623344					NV		Primary	Purchase			11/30/2017	1			1
202623354					FL		Primary	Refinance Cash-out - Other			11/30/2017	1			1
202623359					CA		Primary	Refinance Rate/Term			11/30/2017	1			1
202623371	NJ	Primary	Refinance Cash-out - Other	11/30/2017	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX29/2004.

[2] State Compliance - New Jersey Home Loan (Impermissible Refinance Type): New Jersey Cash-out Refinance Subject to the NJ Homeownership Security Act Originated Between 11/27/03 and 7/5/04

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $375,354.47 is underdisclosed from calculated Finance Charge of $375,821.05 in the amount of $466.58.
																	EXCEPTION INFO: TIL Itemization, $350.00 Settlement Fee, $60.00 Title Courier Fee, $50.00 Electronic Document Fee and $15.00 Wire Fee were not disclosed as prepaid finance charges.
202623373	NY	Primary	Refinance Cash-out - Other	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $429,920.38 is underdisclosed from calculated Finance Charge of $430,252.26 in the amount of $331.88.
EXCEPTION INFO: TIL itemization did not disclose a closer pickup attendance fee/document signing fee of $200  and a title courier fee of $50 as prepaid finance charge.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX2004, prior to three (3) business days from transaction date of XXXX2007.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
202623380					FL		Primary	Refinance Cash-out - Debt Consolidation			11/30/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2004.
202623390					MA		Primary	Refinance Rate/Term			11/30/2017	1			1
202623391					CA		Primary	Refinance Cash-out - Debt Consolidation			XX9/2017 2:14:27 PM	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
202623394					WA		Primary	Purchase			XX8/2017 4:13:02 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
202623399	WA	Primary	Purchase	XX9/2017 2:14:27 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/30/2006.
202623406	FL	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $218,792.75 is underdisclosed from calculated Finance Charge of $218,871.75 in the amount of $79.00.
																	EXCEPTION INFO: Fees verified from final HUD. Itemization lists $25 difference for settlement (HUD shows $175, Itemization shows $150) and $50 difference on Misc title fees (HUD shows $150 wire/courier, Itemization shows $100).
202623407					OR		Primary	Refinance Rate/Term			XX9/2017 2:06:48 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX20/2006.
202623420					MI		Primary	Refinance Rate/Term			11/30/2017	1			1
202623423	FL	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2007.
202623438	MI	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX25/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202623440	NY	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/30/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX30/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202623441	NJ	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/29/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX29/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202623443	GA	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/15/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/15/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202623444	CO	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/16/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/16/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202623445	CA	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202623446					NJ		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
202623454	HI	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202623458	WA	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX27/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $378,092.10 is underdisclosed from calculated Finance Charge of $378,270.61 in the amount of $178.51.
EXCEPTION INFO: Unable to determine reason for under disclosure due to missing TIL Itemization of Amount financed.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.
202623460	ID	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/11/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX11/2008.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202623463					TN		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
202623470	MN	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2008.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202623474					CA		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202623481	CA	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
202623488					WI		Primary	Refinance Rate/Term			11/30/2017	1			1
202623489	NY	Primary	Refinance Cash-out - Debt Consolidation	Yes	XX8/2017 4:13:02 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX21/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202623492					MA		Primary	Purchase			11/30/2017	1			1
202623496	IL	Primary	Purchase	11/30/2017	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/26/2005.
202623502	MD	Primary	Refinance Rate/Term	11/30/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $366,703.34 is underdisclosed from calculated Finance Charge of $366,756.20 in the amount of $52.86.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX31/2006, prior to three (3) business days from transaction date of XX28/2006.
EXCEPTION INFO: The itemization of amount financed did not include the tax pick up fee of $35, but did include a doc prep fee of $60 that was not indicated on the HUD.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
202623503					MA		Primary	Refinance Cash-out - Debt Consolidation			11/30/2017	1			1
202623506					MA		Primary	Refinance Cash-out - Debt Consolidation			11/30/2017	1			1
202623507					MA		Primary	Purchase			XX8/2017 4:13:02 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2006.
202623511	MA	Primary	Refinance Cash-out - Debt Consolidation	XX8/2017 4:13:02 PM	2	2	[2] State Compliance - Massachusetts Home Loan - Borrower’s Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower’s interest.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $396,943.38 is underdisclosed from calculated Finance Charge of $397,673.81 in the amount of $730.43.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
202623512					GA		Primary	Purchase			XX9/2017 2:06:48 PM	1			1
202623517	NY	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX18/2006.
202623520					MI		Primary	Purchase			XX9/2017 2:06:48 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202623521					MA		Primary	Refinance Cash-out - Other			XX8/2017 4:13:02 PM	1			1
202623522	WA	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2008.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202623526	OR	Primary	Refinance Cash-out - Other	11/30/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX15/2000.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $260,733.00 is underdisclosed from calculated Finance Charge of $261,015.75 in the amount of $282.75.
																	EXCEPTION INFO: TIL Itemization did not disclose the processing fee of $245, the closing fee of $225, or the courier fee of $25 as prepaid finance charges.
202623537	CA	Primary	Refinance Cash-out - Other	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2003.
202623545					FL		Primary	Refinance Cash-out - Other			11/30/2017	1			1
202623546	NJ	Primary	Refinance Cash-out - Other	11/30/2017	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX28/2004 used as disbursement date for compliance testing.

[2] State Compliance - New Jersey Home Loan (Impermissible Refinance Type): New Jersey Cash-out Refinance Subject to the NJ Homeownership Security Act Originated Between 11/27/03 and 7/5/04

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $115,225.02 is underdisclosed from calculated Finance Charge of $115,343.10 in the amount of $118.08.
EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX28/2004, prior to three (3) business days from transaction date of XX28/2004.
202623552					NC		Primary	Purchase			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202623557					AZ		Primary	Purchase			11/30/2017	2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2004.
202623559					IN		Primary	Purchase			11/30/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2005.
202623566					CA		Primary	Refinance Cash-out - Other			11/30/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2005.
202623567					MA		Primary	Refinance Cash-out - Other			11/30/2017	1			1
202623573					AZ		Primary	Purchase			11/30/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.
202623585	NJ	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX21/2006, Valuation Type: Appraisal / Valuation Report Date: XX15/2005
202623592					DE		Primary	Refinance Cash-out - Debt Consolidation			11/30/2017	1			1
202623594					LA		Primary	Refinance Cash-out - Other			XX8/2017 4:13:02 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX21/2006.
202623601	NJ	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:37:02 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2004.

																	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
202623603	MD	Primary	Refinance Rate/Term	XX9/2017 2:06:48 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX19/2005.
202623605	CA	Primary	Refinance Rate/Term	XX9/2017 2:06:48 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202623606	OR	Primary	Refinance Rate/Term	Tested	XX9/2017 2:06:48 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
202623607	CO	Primary	Refinance Cash-out - Other	XX9/2017 2:06:48 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2005.
202623610	GA	Primary	Refinance Cash-out - Other	XX8/2017 4:13:02 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX17/2001.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
202623612	NY	Primary	Refinance Cash-out - Other	XX8/2017 4:13:02 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX25/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $369,844.79 is underdisclosed from calculated Finance Charge of $370,639.79 in the amount of $795.00.
																	EXCEPTION INFO: Closing instructions indicate the Index used was 2.993%. The closest Index available in our look-back period is 2.99310%
202623616					NY		Primary	Purchase			11/30/2017	1			1
202623619					CT		Primary	Refinance Cash-out - Other			XX8/2017 4:13:02 PM	1			1
202623621					AZ		Primary	Purchase			XX9/2017 2:06:48 PM	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
202623623					CA		Primary	Refinance Rate/Term			XX9/2017 2:06:48 PM	1			1
202623627					FL		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:37:02 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX20/2006.
202623629					FL		Primary	Refinance Cash-out - Debt Consolidation			XX9/2017 2:06:48 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202623632					NH		Primary	Refinance Cash-out - Debt Consolidation			XX8/2017 4:13:02 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX27/2006.
202623634	ME	Primary	Refinance Cash-out - Debt Consolidation	XX8/2017 4:13:02 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $221,403.30 is underdisclosed from calculated Finance Charge of $221,471.20 in the amount of $67.90.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202623635					NC		Primary	Refinance Rate/Term			XX9/2017 2:06:48 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX25/2006.
202623637					FL		Primary	Refinance Rate/Term			XX9/2017 1:52:52 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202623640					FL		Primary	Purchase			XX9/2017 1:52:52 PM	1			1
202623641					UT		Primary	Refinance Rate/Term			XX9/2017 1:52:52 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202623645					GA		Primary	Purchase			XX8/2017 4:13:02 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/29/2006.
202623647	FL	Primary	Refinance Cash-out - Other	XX9/2017 1:52:52 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202623653					ME		Primary	Refinance Cash-out - Other			XX9/2017 1:52:52 PM	1			1
202623654					AZ		Primary	Refinance Cash-out - Other			XX9/2017 1:52:52 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202623656					MN		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX22/2006.
202623659	NY	Primary	Refinance Cash-out - Other	XX9/2017 1:52:52 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2007.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
																	EXCEPTION INFO: Late charge fee of 5% exceeds the max allowed of 2% for the state of New York.
202623660	FL	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX21/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $420,165.00 is underdisclosed from calculated Finance Charge of $420,512.74 in the amount of $347.74.
																	EXCEPTION INFO: The itemization did not include $250 Settlement Fee, $75 Courier Fee in the prepaid finance charges, Wire fee under disclosed by $25.
202623664					WA		Primary	Purchase			XX9/2017 1:52:52 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2007.
202623666	CO	Primary	Refinance Cash-out - Debt Consolidation	XX9/2017 1:52:52 PM	2	2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202623670	MD	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX27/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $636,575.63 is underdisclosed from calculated Finance Charge of $636,857.05 in the amount of $281.42.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.
202623671					IL		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202623672					MN		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:37:02 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202623673					WA		Primary	Refinance Rate/Term			XX9/2017 1:52:52 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202623679					OR		Primary	Purchase			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/28/2006.
202623680					GA		Primary	Purchase			XX9/2017 1:52:52 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202623684					FL		Primary	Refinance Rate/Term			XX9/2017 1:52:52 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX24/2007.
202623685					FL		Primary	Refinance Cash-out - Debt Consolidation			XX9/2017 1:52:52 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2007.
202623687					AZ		Primary	Refinance Cash-out - Other			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2007.
202623690					AZ		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	1			1
202623693	VA	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202623698					AZ		Primary	Purchase			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202623700					CA		Primary	Refinance Cash-out - Other			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX24/2007.
202623702					CA		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	1			1
202623707	NY	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2007.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
																	EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%
202623712					CA		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX16/2007.
202623714					IL		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202623715					CA		Primary	Refinance Cash-out - Other			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2007.
202623716					IL		Primary	Refinance Rate/Term			XX21/2017 1:37:02 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX22/2007.
202623721					FL		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2007.
202623722	WA	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX16/2007.
202623727					VA		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX20/2007.
202623730	NH	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202623733					FL		Primary	Purchase			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX14/2007.
202623734	CA	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX21/2007.
202623736					CA		Primary	Purchase			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202623737	CA	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202623739					PA		Primary	Purchase			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202623740	CA	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $676,334.40 is underdisclosed from calculated Finance Charge of $686,560.66 in the amount of $10,226.26.
																	EXCEPTION INFO: There is a Seller credit on page one of HUD for $13,021.12 which is not itemized therefore excluded.
202623744					CO		Primary	Refinance Cash-out - Other			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202623745	NC	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX28/2007.

																	[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
202623746	SC	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX29/2007.

																	[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202623752					MD		Primary	Purchase			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202623753					CA		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	1			1
202623759	CA	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $520,327.53 is underdisclosed from calculated Finance Charge of $521,387.90 in the amount of $1,060.37.
																	EXCEPTION INFO: TIL itemization did not disclose a courier fee of $15, a wire fee of $30, or an e-doc fee of $50 as prepaid finance charges. TIL Itemization over disclosed origination charges in the amount of $1045 and final HUD reflects $845. There is a seller credit on page one of HUD for $1000 which is not itemized therefore excluded.
202623761	CA	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX20/2007.
202623762	CA	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202623771	CA	Primary	Purchase	XX15/2017 9:08:21 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX16/2007.
202623775					AZ		Primary	Purchase			XX15/2017 9:08:21 AM	1			1
202623777	CO	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[2] State Compliance - Colorado Home Loan (Ability to Repay not Verified): Colorado Home Loan (HB1322): Borrower’s ability to repay not verified with reliable documentation.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2007.
202623778					CA		Primary	Purchase			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2007.
202623779	CA	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX23/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202623780					IL		Primary	Purchase			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX19/2007.
202623782	NY	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
																	EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%.
202623783	CA	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX28/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $525,243.89 is underdisclosed from calculated Finance Charge of $526,630.28 in the amount of $1,386.39.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202623784	AZ	Primary	Purchase	XX15/2017 9:08:21 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202623787	CA	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX25/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202623789					CA		Primary	Refinance Cash-out - Other			XX15/2017 9:08:21 AM	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
202623793					FL		Primary	Refinance Cash-out - Other			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202623796	WA	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX17/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $541,156.80 is underdisclosed from calculated Finance Charge of $546,149.13 in the amount of $4,992.33.
																	EXCEPTION INFO: TIL Itemization did not disclose the origination fee of $695 as prepaid finance charge. There is a Seller credit on page one of HUD for $4,138 which is not itemized therefore excluded.
202623798	FL	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX22/2007.
202623807					WA		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX23/2007.
202623810	GA	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX21/2007.
202623811					NM		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202623813					IL		Primary	Purchase			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202623816					FL		Primary	Purchase			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2007.
202623818	FL	Primary	Refinance Cash-out - Home Improvement	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX2007.
202623821					NJ		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202623825					CT		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:37:02 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX2007.
202623827	FL	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
																	EXCEPTION INFO: The originator on both are the same, but different lender/servicer.
202623828					IL		Primary	Refinance Cash-out - Other			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2007.
202623829	NY	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/16/2007.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $323,644.92 is underdisclosed from calculated Finance Charge of $323,791.39 in the amount of $146.47.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202623830					CA		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/29/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/29/2007.
202623832					AZ		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX29/2007.
202623834	FL	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX16/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202623839					NJ		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202623841					FL		Primary	Purchase			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202623843					IL		Primary	Purchase			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/27/2007.
202623845					CA		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	1			1
202623848	FL	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $267,415.14 is underdisclosed from calculated Finance Charge of $271,684.95 in the amount of $4,269.81.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202623850					CA		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2007.
202623851					CA		Primary	Purchase			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX20/2007.
202623852					CA		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/29/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/29/2007.
202623856	NJ	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202623859					CA		Primary	Purchase			XX15/2017 9:08:21 AM	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
202623860					NJ		Primary	Purchase			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2008.
202623862					WA		Primary	Refinance Cash-out - Other			XX15/2017 9:08:21 AM	2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX18/2007.
202623864	FL	Primary	Refinance Rate/Term	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX17/2008, prior to three (3) business days from transaction date of XX14/2008.
202623865	DC	Primary	Refinance Cash-out - Other	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX18/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202623866	CA	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 5.91000% is underdisclosed from calculated APR of 6.18155% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $395,501.40 is underdisclosed from calculated Finance Charge of $405,352.17 in the amount of $9,850.77.
																	EXCEPTION INFO: Unable to determine the fee under disclosure due to missing the itemization of amount financed.
202623868					CA		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2007.
202623870					FL		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202623873					WA		Primary	Refinance Cash-out - Other			XX15/2017 9:08:21 AM	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX15/2008.
202623875					NM		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202623878					MD		Primary	Refinance Cash-out - Other			XX15/2017 9:08:21 AM	2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX17/2008.
202623881	CA	Primary	Refinance Cash-out - Debt Consolidation	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX23/2008.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202623888	PA	Primary	Refinance Cash-out - Other	XX21/2017 1:37:02 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202623889	CA	Primary	Refinance Cash-out - Other	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/17/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/17/2005.
202623890	IN	Primary	Purchase	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2001.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $118,539.52 is underdisclosed from calculated Finance Charge of $118,685.71 in the amount of $146.19.
																	EXCEPTION INFO: Unable to determine discrepancy in Finance charges as Itemization is not present for Final TIL.
202623899					OH		Primary	Purchase			11/30/2017	1			1		[2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2055 w/ Interior used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: XX14/2004 Condo (Low Rise)
202623900					NY		Primary	Purchase			11/30/2017	1			1
202623901					MD		Primary	Refinance Rate/Term			XX9/2017 1:52:52 PM	1			1
202623902					NJ		Primary	Purchase			XX15/2017 9:08:21 AM	1			1
202623904					IL		Primary	Purchase			XX9/2017 1:52:52 PM	1			1
202623906	MO	Primary	Refinance Rate/Term	XX9/2017 1:52:52 PM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2006.
202623911	NJ	Primary	Refinance Rate/Term	XX21/2017 1:37:02 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202623912					AZ		Primary	Refinance Cash-out - Other			XX15/2017 9:08:21 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX14/2007.
202623918					MN		Primary	Refinance Rate/Term			XX15/2017 9:08:21 AM	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
202623928					SC		Investment	Refinance Cash-out - Debt Consolidation			XX8/2017 4:13:02 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
202623929					AZ		Primary	Refinance Cash-out - Other			XX9/2017 1:52:52 PM	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
202623930					AZ		Primary	Refinance Cash-out - Debt Consolidation			XX15/2017 9:08:21 AM	1			1
202623933	MI	Primary	Refinance Cash-out - Debt Consolidation	XX9/2017 1:52:52 PM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2006.
202623934					FL		Primary	Purchase			11/30/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2000.
202623940	WI	Primary	Purchase	XX15/2017 9:08:21 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.
202623944	OK	Primary	Construction-Permanent	XX8/2017 4:13:02 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202623946	AL	Primary	Refinance Rate/Term	XX8/2017 4:13:02 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/31/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX31/2006.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 6.89600% is underdisclosed from calculated APR of 7.13171% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $308,653.49 is underdisclosed from calculated Finance Charge of $315,161.95 in the amount of $6,508.46.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202623951	MN	Primary	Refinance Rate/Term	11/30/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX20/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202623956	NC	Primary	Refinance Cash-out - Debt Consolidation	11/30/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $320,690.20 is underdisclosed from calculated Finance Charge of $321,187.04 in the amount of $496.84.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.
202623959	IL	Primary	Refinance Cash-out - Other	11/30/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $102,258.52 is underdisclosed from calculated Finance Charge of $103,379.53 in the amount of $1,121.01.
																	EXCEPTION INFO: Unable to determine reason for under disclosure due to missing TIL Itemization.
202659244					CA		Primary	Refinance Cash-out - Debt Consolidation			XX27/2017 8:44:39 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2006.
202659253	IL	Primary	Refinance Rate/Term	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (IL) - max late charge for IL is 5% - note states 6%

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																	EXCEPTION INFO: Late charge not allowed per state (IL) - max late charge for IL is 5% - note states 6%
202659259	FL	Primary	Refinance Cash-out - Other	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX14/2007.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
202659262					MD		Primary	Refinance Cash-out - Debt Consolidation			XX27/2017 8:44:39 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2007.
202659268	IL	Primary	Refinance Cash-out - Other	01/03/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (IL) - max prepayment charge for IL is 8%  - note states 6 months interest . Lender is Chase Bank USA, N.A.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late charge not allowed per state (IL) - max late charge for IL is 5% - note states 6%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $493,462.36 is underdisclosed from calculated Finance Charge of $493,818.01 in the amount of $355.65.
																	EXCEPTION INFO: Under disclosure due to lower index used for calculation. Lowest index in look back period is 4.7869%, however a lower index appears to have been used.
202659288					GA		Primary	Purchase			01/03/2018	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202659330					GA		Primary	Purchase			XX21/2017 1:37:59 PM	1			1
202659336	FL	Primary	Refinance Cash-out - Other	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $478,645.74 is underdisclosed from calculated Finance Charge of $478,755.34 in the amount of $109.60.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202659339					FL		Primary	Purchase			XX21/2017 1:37:59 PM	1			1
202659350					GA		Primary	Purchase			XX21/2017 1:37:59 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX15/2006.
202659356	NY	Primary	Refinance Cash-out - Other	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.
202659373	CA	Primary	Refinance Cash-out - Other	XX27/2017 8:44:39 AM	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $711,025.12 is underdisclosed from calculated Finance Charge of $712,940.46 in the amount of $1,915.34.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing TIL itemization of amount financed.
202659376	CT	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/30/2006.
202659386					NJ		Primary	Refinance Cash-out - Debt Consolidation			XX27/2017 8:44:39 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/31/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX14/2006.
202659398	OH	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided Timely): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure at the time of closing.

																	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower’s reasonable tangible net benefit.
202659402	AZ	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX14/2006.
202659404	FL	Primary	Refinance Rate/Term	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX29/2007.
202659414					FL		Primary	Purchase			XX27/2017 8:44:39 AM	2			2		[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
202659416	AZ	Primary	Purchase	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202659420	AZ	Primary	Refinance Cash-out - Home Improvement	01/03/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202659426	AZ	Primary	Refinance Cash-out - Other	XX27/2017 8:44:39 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202659429	IL	Primary	Purchase	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (IL) - max late charge for IL is 5% - note states 6%.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202659430	MN	Primary	Refinance Cash-out - Other	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX27/2007.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late charge not allowed per state (MN) - max late charge for MN is 5% or $7.80 whichever is
																	greater. - note states greater of 6% or $29.00.
202659433	MN	Primary	Refinance Cash-out - Other	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX27/2007.
202659438	FL	Primary	Purchase	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
202659442	CA	Primary	Refinance Cash-out - Other	XX27/2017 8:44:39 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2007.
202659443	WA	Primary	Refinance Cash-out - Other	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX25/2006.
202659455	MD	Primary	Refinance Cash-out - Other	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: Note grace period of 10 days is less than minimum of 15 days per state of MD.

[2] State Compliance - Maryland Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Note late charge of 6% exceeds maximum of 5% per state of MD.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/17/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX17/2007.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state of (MD) - max prepayment charge for MD is 2 months advanced interest, note states 6 months interest.  Lender is Chase Bank USA, N.A.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																	EXCEPTION INFO: Maryland statutes require a 15 day period prior to late charge with a maximum of 5% of $2. Subject loan required a late charge after 10 days with a late charge of the greater of 6% or $29.00
202659460	MN	Primary	Refinance Rate/Term	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX2006.
202659465	WA	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 8:44:39 AM	2	2	[3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of $1,639.71 does not match Calculated P&I of $1,639.81	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202659466	CA	Primary	Refinance Cash-out - Other	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
202659467	FL	Primary	Refinance Cash-out - Other	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX20/2007.
202659469	MA	Primary	Refinance Cash-out - Other	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (MA) - max late charge for MA is 3% - note states 5%.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2007.
202659472	NH	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202659476	CA	Primary	Purchase	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202659482	WI	Primary	Refinance Cash-out - Other	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2007.

[2] Closing / Title - Note Error: Note grace period days less than minimum per state
EXCEPTION INFO: Grace period not allowed per state (WI) – min grace period for WI is 15 days - note states 10 days

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																	EXCEPTION INFO: Late charge not allowed per state (WI) - max late charge for WI is 5% - note states 6%
202659487	CA	Primary	Refinance Cash-out - Other	XX27/2017 8:44:39 AM	2	2	[3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of $1,558.13 does not match Calculated P&I of $1,558.08
EXCEPTION INFO: Final TIL indicates P& I of $1,558.13.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX17/2007.
202659498					CA		Primary	Refinance Cash-out - Debt Consolidation			01/03/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX17/2007.
202659510	NY	Primary	Purchase	01/03/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
202659518	NY	Primary	Purchase	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $407,472.08 is underdisclosed from calculated Finance Charge of $408,222.09 in the amount of $750.01.
																	EXCEPTION INFO: TIL Itemization/APR Fact Sheet did not disclose $750.00 Attorney Fee as a prepaid finance charge.
202659526	VA	Primary	Refinance Rate/Term	01/03/2018	2	2	[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																	EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (VA) - max prepayment charge for VA is 2% - note states 6 months’ interest on the amount prepaid that exceeds 20% of the original principal balance. Lender is XXX
202659528	IL	Primary	Purchase	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (IL) - max late charge for IL is 5% - note states 6%.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																	EXCEPTION INFO: Late charge not allowed per state (IL) - max late charge for IL is 5% - note states 6%.
202659531	NJ	Primary	Refinance Cash-out - Other	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2007.
202659533	CT	Primary	Refinance Cash-out - Home Improvement	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX25/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $597,639.25 is underdisclosed from calculated Finance Charge of $597,916.73 in the amount of $277.48.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.
202659534	NY	Primary	Purchase	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX20/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $869,623.64 is underdisclosed from calculated Finance Charge of $870,582.74 in the amount of $959.10.
																	EXCEPTION INFO: Atty fee of $950 listed on HUD is shown on Disbursement/Itemization as “Misc. (not a prepaid finance charge) of $950 paid to attorney.” Lender did not include it as a prepaid finance charge.
202659540	FL	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202659542	MN	Primary	Refinance Cash-out - Other	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2007.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late charge not allowed per state (MN) - max late charge for MN is 5% - note states 6%
.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $399,751.28 is underdisclosed from calculated Finance Charge of $400,112.07 in the amount of $360.79.
																	EXCEPTION INFO: TIL itemization did not disclose an underwriting fee of $350, a courier fee of $75, a recording service fee of $25 or a wire fee of $10 as prepaid finance charges
202659547	CA	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2006.
202659550	CA	Primary	Refinance Rate/Term	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202659553					IL		Primary	Refinance Cash-out - Other			XX27/2017 8:44:39 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX18/2007.
202659555	TX	Primary	Purchase	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
202659556	VA	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late fee charge not allowed per state (VA) – max late fee charge for VA loan is 5% – note states 6%.

[2] State Compliance - Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state.

																	[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
202659561	MA	Primary	Refinance Cash-out - Other	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Massachusetts Home Loan - Borrower’s Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower’s interest.

																	[2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
202659568	NY	Primary	Refinance Cash-out - Other	01/03/2018	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2007.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX30/2007, prior to three (3) business days from transaction date of XX26/2007.
202659575					AZ		Primary	Refinance Cash-out - Other			XX27/2017 8:44:39 AM	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
202659582					PA		Primary	Refinance Cash-out - Other			XX27/2017 8:44:39 AM	1			1
202659583	CA	Primary	Refinance Rate/Term	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202659587	MA	Primary	Refinance Cash-out - Other	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX21/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $447,270.72 is underdisclosed from calculated Finance Charge of $447,385.50 in the amount of $114.78.
																	EXCEPTION INFO: TIL Itemization did not disclose the $125 Discharge Tracking Fee as a prepaid finance charge.
202659591					AZ		Primary	Refinance Rate/Term			XX27/2017 8:44:39 AM	1			1
202659594					FL		Primary	Refinance Cash-out - Debt Consolidation			XX27/2017 8:44:39 AM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202659598	WI	Primary	Refinance Cash-out - Other	XX27/2017 8:44:39 AM	2	2	[2] Closing / Title - Note Error: Note grace period days less than minimum per state
EXCEPTION INFO: Late charge grace period not allowed per state (WI) - minimum grace period is 15 days - Note states within 10 days.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																	EXCEPTION INFO: Late charge not allowed per state (WI) - max late charge for WI is 5% - Note states 6%.
202659599	IL	Primary	Refinance Cash-out - Other	XX27/2017 8:44:39 AM	2	2	[2] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (IL) - max late charge for IL is 5% - note states 6%.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2007.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
202659600					SC		Primary	Refinance Cash-out - Debt Consolidation			XX27/2017 8:44:39 AM	2			2		[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
202659607	IL	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX16/2007.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																	EXCEPTION INFO: 6% late charge fee exceeds 5% late charge fee per state IL
202659608	FL	Primary	Refinance Cash-out - Other	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2007.
202659612	CT	Primary	Refinance Cash-out - Debt Consolidation	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $639,207.13 is underdisclosed from calculated Finance Charge of $639,325.14 in the amount of $118.01.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202659614	LA	Primary	Purchase	XX27/2017 8:44:39 AM	2	2	[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (LA) - max prepayment charge for LA  is 3% during 3rd year - note reflects 6 months interest, equivalent to 4.875%. Lender is Chase Bank USA, NA.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late charge not allowed per state (LA) - max late charge for LA is 5% - Note states 6%

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $128,386.96 is underdisclosed from calculated Finance Charge of $128,710.97 in the amount of $324.01.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202659619	PA	Primary	Refinance Cash-out - Other	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
																	EXCEPTION INFO: PA does not have any limits on late fees on loans over $50,000.
202659620					FL		Primary	Refinance Cash-out - Debt Consolidation			XX27/2017 8:44:39 AM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202659631	FL	Primary	Refinance Cash-out - Other	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/16/2007.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																	EXCEPTION INFO: Note late charge of 6% exceeds maximum of 5% for state of NJ.
202659639	CA	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $393,937.31 is underdisclosed from calculated Finance Charge of $394,027.32 in the amount of $90.01.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202659653	NY	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202659661					CA		Primary	Refinance Cash-out - Debt Consolidation			XX27/2017 8:44:39 AM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202659670	WA	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202659672	CO	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 8:44:39 AM	2	2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202659673	CT	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX18/2008.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $322,568.51 is underdisclosed from calculated Finance Charge of $322,861.52 in the amount of $293.01.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202659681	NJ	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 8:44:39 AM	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
EXCEPTION INFO: Grace period not allowed per state (NJ) – min grace period for NJ is 15 days - note states 10 days	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202659686	MD	Primary	Refinance Cash-out - Debt Consolidation	01/03/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: Late charge not allowed per State (MD) - grace period is 15 days - Note states 10 days

[2] State Compliance - Maryland Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late charge not allowed per state (MD) - max late charge is 5% - Notes states 6%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $448,174.09 is underdisclosed from calculated Finance Charge of $454,543.16 in the amount of $6,369.07.
																	EXCEPTION INFO: Closing instructions indicate the Index used was 5.3%. The closest Index available in our look-back period is 5.33%. Under disclosure appears to be a result of a lower index used.
202659695	NY	Primary	Purchase	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,260,673.33 is underdisclosed from calculated Finance Charge of $1,261,327.68 in the amount of $654.35.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX11/2007
202659699	NY	Primary	Refinance Cash-out - Other	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202659713	NY	Primary	Refinance Cash-out - Other	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $345,068.81 is underdisclosed from calculated Finance Charge of $345,136.47 in the amount of $67.66.
																	EXCEPTION INFO: Unable to determine reason for under disclosure due to missing itemization of amount financed.
202659718	IL	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: The Illinois Interest Act1[10] provides that a lender may collect a late charge of
5% of any installment that is not paid within 10 days of its due date, if such a charge is authorized in the loan agreement

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202659719	FL	Primary	Purchase	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 10.89000% is overdisclosed from calculated APR of 10.11007% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $378,032.70 is underdisclosed from calculated Finance Charge of $378,291.78 in the amount of $259.08.
																	EXCEPTION INFO: Unable to determine the fee under disclosure due to missing the itemization of amount financed.
202659726	VA	Primary	Refinance Cash-out - Debt Consolidation	01/03/2018	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2007.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late charge not allowed per state (VA) - max late charge for VA is 5% - note states 6%.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: A borrower’s failure to make timely payment of any installment due on a debt authorizes the lender to impose a late charge in an amount not to exceed 5% of the amount of such installment, if the late charge is specified in the executed loan documents.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)

[2] State Compliance - Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state.
																	EXCEPTION INFO: Late charge not allowed per state (VA) - max late charge for VA is 5% - note states 6%.
202659736	MD	Primary	Refinance Cash-out - Debt Consolidation	01/03/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: Note grace period of 10 days exceeds the minimum required of 15 days for the state of Maryland.

[2] State Compliance - Maryland Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late charge not allowed per state (MD) - max late charge for MD is 5% - note states 6%

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202659738	MA	Primary	Refinance Cash-out - Other	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Massachusetts Home Loan - Borrower’s Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower’s interest.

[2] State Compliance - Massachusetts Bi-Weekly Payment Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: Late fee grace period not allowed per state (MA) – Minimum grace period for MA loan is 15 days – Note states 10 days.

[2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late fee charge not allowed per state (MA) – max late fee charge for MA loan is 3% – Note states 6%.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late fee charge not allowed per state (MA) – max late fee charge for MA loan is 3% – Note states 6%.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202659740	LA	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX20/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202659741	WI	Primary	Refinance Rate/Term	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Max late charge for WI is 5% - note states 6%.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202659747	IL	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 8:44:39 AM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202659750	LA	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late charge not allowed per state (LA) - max late charge for LA is 5% - note states 6%

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202659766	PA	Primary	Purchase	01/03/2018	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202659769	CA	Primary	Refinance Rate/Term	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX23/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $548,052.31 is underdisclosed from calculated Finance Charge of $548,658.62 in the amount of $606.31.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
202659777					FL		Primary	Purchase			XX21/2017 1:37:59 PM	1			1
202659782					SC		Primary	Refinance Rate/Term			XX21/2017 1:37:59 PM	1			1
202659800	MA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:37:59 PM	2	2	[2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2055 w/ Interior used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: XX29/2002 Condo (Low Rise)

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202659802	IL	Primary	Purchase	XX21/2017 1:37:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2002.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202659804					FL		Primary	Refinance Rate/Term			1/XX2018 1:36:40 PM	1			1	[3] Credit Documentation - Missing Document: Credit Report not provided
202659812					SC		Primary	Refinance Cash-out - Other			01/03/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2003.
202659816	NJ	Primary	Refinance Cash-out - Other	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
202659826	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	XX21/2017 1:37:59 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202659857					FL		Primary	Purchase			XX21/2017 1:37:59 PM	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202659862	NY	Primary	Purchase	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $644,865.94 is underdisclosed from calculated Finance Charge of $649,197.78 in the amount of $4,331.84.
																	EXCEPTION INFO: Lenders Final TIL represents 105 monthly payments of MI. Whereas audited finance charge reflects 120 monthly payments of MI and a fall-off after approximately 78% LTV.
202659865	IL	Primary	Refinance Cash-out - Other	XX21/2017 1:37:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2002.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $208,480.15 is underdisclosed from calculated Finance Charge of $209,434.86 in the amount of $954.71.
EXCEPTION INFO: TIL Itemization did not include $30 courier fee, $13 Flood Cert fee, $405 Funding Fee, $670.80 prepaid Interest and $35 wire fee as prepaid finance charges

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202659869	MI	Primary	Refinance Rate/Term	XX21/2017 1:37:59 PM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2002.
202659872	MI	Primary	Refinance Rate/Term	XX27/2017 8:44:39 AM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/31/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX31/2002.
202659879					IL		Primary	Refinance Rate/Term			XX21/2017 1:37:59 PM	1			1
202659883					NY		Primary	Refinance Cash-out - Other			XX21/2017 1:37:59 PM	1			1
202659900	NJ	Primary	Purchase	01/03/2018	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $281,080.59 is underdisclosed from calculated Finance Charge of $282,179.23 in the amount of $1,098.64.
EXCEPTION INFO: TIL itemization did not disclose a 1099 fee of $25, a courier fee of $37.50, a notice of settlement fee of $75, an application fee of $195 or an attorney fee of $775 as prepaid finance charges.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XXXX2003
202659906	NC	Primary	Refinance Rate/Term	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $89,152.21 is underdisclosed from calculated Finance Charge of $89,627.27 in the amount of $475.06.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.
202659912	MI	Primary	Purchase	XX21/2017 1:37:59 PM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $141,049.48 is underdisclosed from calculated Finance Charge of $141,567.99 in the amount of $518.51.
EXCEPTION INFO: TIL payment stream reflects early termination of MI on payment 116 (80% LTV).  MI was required through payment 127 (78% LTV).

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX21/2003
202659913	IL	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:37:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX23/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $178,791.58 is underdisclosed from calculated Finance Charge of $178,966.11 in the amount of $174.53.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202659916					TX		Primary	Refinance Rate/Term			XX21/2017 1:37:59 PM	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
202659926	NY	Primary	Purchase	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX21/2002.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202659934					MA		Primary	Refinance Rate/Term			01/03/2018	2			2		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
202659950					FL		Primary	Refinance Cash-out - Home Improvement			XX21/2017 1:37:59 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2003.
202659952	IL	Primary	Purchase	XX21/2017 1:37:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202659959	NY	Primary	Purchase	XX21/2017 1:37:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX17/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202659980	MI	Primary	Refinance Cash-out - Other	01/03/2018	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $176,388.07 is underdisclosed from calculated Finance Charge of $176,954.39 in the amount of $566.32.
																	GENERAL COMMENT (2017-12-19): Itemization has incorrect recording fee and missing courier fee.
202659983	CA	Primary	Purchase	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2004.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XXXX2004
202659989					IL		Primary	Purchase			XX21/2017 1:37:59 PM	1			1
202659992					NY		Primary	Purchase			XX21/2017 1:37:59 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX22/2004.
202659994	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:37:59 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2004.
202659997					MA		Primary	Refinance Rate/Term			XX21/2017 1:37:59 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX23/2004.
202659998					CA		Primary	Refinance Cash-out - Other			XX21/2017 1:37:59 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX23/2004.
202660003	MA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:37:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Massachusetts Home Loan - Borrower’s Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower’s interest.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/23/2004.
202660013	MA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:37:59 PM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202660016					CA		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:37:59 PM	1			1
202660026	NY	Primary	Purchase	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2005.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 7.02810% is underdisclosed from calculated APR of 7.37809% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $415,774.45 is underdisclosed from calculated Finance Charge of $430,093.29 in the amount of $14,318.84.
EXCEPTION INFO: Under disclosure due to Final TIL was disclosed without MI.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XXXX2005
202660033					VA		Primary	Purchase			XX21/2017 1:37:59 PM	1			1
202660046	TN	Primary	Purchase	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202660050					MT		Primary	Purchase			XX21/2017 1:37:59 PM	1			1
202660055					FL		Second Home	Refinance Cash-out - Other			XX21/2017 1:37:59 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX23/2005.
202660057					MN		Primary	Refinance Rate/Term			XX21/2017 1:37:59 PM	1			1
202660067	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:37:59 PM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $406,331.27 is underdisclosed from calculated Finance Charge of $406,488.90 in the amount of $157.63.
																	EXCEPTION INFO: TIL itemization did not include an escrow service fee of $55.00 or a processing fee of $500.00 as a prepaid finance charge.
202660068					CA		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:37:59 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202660069					MI		Primary	Purchase			XX21/2017 1:37:59 PM	1			1
202660070					MO		Primary	Refinance Cash-out - Other			XX21/2017 1:37:59 PM	2			2		[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
202660075					NJ		Primary	Refinance Cash-out - Other			01/03/2018	1			1
202660081					MI		Primary	Refinance Rate/Term			XX21/2017 1:37:59 PM	2			2		[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
202660088	IL	Primary	Purchase	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $195,682.26 is underdisclosed from calculated Finance Charge of $195,871.92 in the amount of $189.66.
																	EXCEPTION INFO: TIL Itemization did not disclose $300.00 Table Funding Fee as a prepaid finance charge.
202660089	VA	Primary	Refinance Rate/Term	XX21/2017 1:37:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX27/2004.
202660090					CT		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:37:59 PM	1			1
202660092					IL		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:37:59 PM	1			1
202660106	IL	Primary	Refinance Rate/Term	XX21/2017 1:37:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202660114	NY	Primary	Refinance Rate/Term	Tested	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $229,770.16 is underdisclosed from calculated Finance Charge of $230,148.65 in the amount of $378.49.
																	EXCEPTION INFO: Unable to determine cause of under-disclosure due to missing Itemization of Prepaid Finance Charges.
202660115					NJ		Primary	Refinance Rate/Term			XX21/2017 1:37:59 PM	1			1		[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
202660117	MN	Primary	Refinance Cash-out - Other	Yes	XX21/2017 1:37:59 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX22/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202660120					MI		Primary	Purchase			XX21/2017 1:37:59 PM	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>
202660124	OH	Primary	Purchase	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/21/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX17/2004.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: OH - Max allowed is 1% of the original principal balance up to 5 years - Actual PPP is 3 years, at 3,2,1% of the original principal balance, making years 1 and 2 outside of state max - PPP term has expired

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 3.85900% is underdisclosed from calculated APR of 4.34286% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $259,861.44 is underdisclosed from calculated Finance Charge of $285,149.78 in the amount of $25,288.34.
																	EXCEPTION INFO: Reviewed TIL and HUD fees unable to determine underdisclosure. PAyment streams do not match Final TIL
202660132	CO	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:37:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX20/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $160,337.50 is underdisclosed from calculated Finance Charge of $160,413.27 in the amount of $75.77.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Final TIL Itemization of Amount Financed.
202660145					NV		Primary	Purchase			XX21/2017 1:37:59 PM	1			1
202660161	MA	Primary	Refinance Rate/Term	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $266,995.22 is underdisclosed from calculated Finance Charge of $268,827.90 in the amount of $1,832.68.
																	EXCEPTION INFO: Closing instructions indicate the Index used was 1.229%. The lowest Index available within the look-back period is 1.2383%
202660166	CA	Primary	Purchase	Yes	XX21/2017 1:37:59 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX22/2004.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202660167					CT		Primary	Purchase			XX21/2017 1:37:59 PM	1			1
202660171	NY	Primary	Refinance Cash-out - Other	XX21/2017 1:37:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $466,012.66 is underdisclosed from calculated Finance Charge of $466,176.14 in the amount of $163.48.
																	EXCEPTION INFO: TIL itemization did not disclose a title courier fee of $20, a title closer pick-up fee of $175, and over-disclosed the attorney closing fee by $50 as prepaid finance charges.
202660176					NY		Primary	Purchase			XX21/2017 1:37:59 PM	1			1
202660179					NY		Primary	Purchase			XX21/2017 1:37:59 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2004.
202660195	CT	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202660202					NY		Primary	Purchase			XX21/2017 1:37:59 PM	1			1
202660206	IL	Primary	Refinance Rate/Term	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2004.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202660211	MI	Primary	Refinance Rate/Term	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX17/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $259,033.73 is underdisclosed from calculated Finance Charge of $260,010.64 in the amount of $976.91.
																	EXCEPTION INFO: Closing instructions indicate the Index used was 1.381%. The lowest Index available within the look-back period is 1.46250%.
202660218	MI	Primary	Refinance Rate/Term	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/18/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $286,686.60 is underdisclosed from calculated Finance Charge of $294,139.15 in the amount of $7,452.55.
																	EXCEPTION INFO: Lender used index of 1.595%, the lowest index in the look back is 1.676%.
202660223	MI	Primary	Refinance Cash-out - Other	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $89,732.05 is underdisclosed from calculated Finance Charge of $92,089.19 in the amount of $2,357.14.
																	EXCEPTION INFO: It appears a lower Index was used at origination than the 1.595% Index available within the look-back period.
202660227					CA		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:37:59 PM	1			1
202660228	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:37:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202660230					CT		Primary	Purchase			01/03/2018	1			1
202660231	IL	Primary	Purchase	XX21/2017 1:37:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202660233	CA	Primary	Refinance Cash-out - Home Improvement	XX21/2017 1:37:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX18/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
202660237	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
202660239	FL	Primary	Refinance Rate/Term	XX21/2017 1:37:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/24/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202660248	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202660250	CA	Primary	Purchase	XX21/2017 1:37:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX16/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
202660279	CA	Primary	Purchase	XX21/2017 1:37:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX29/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
202660282	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $256,694.68 is underdisclosed from calculated Finance Charge of $265,277.53 in the amount of $8,582.85.
																	EXCEPTION INFO: Loan approval indicates the Index used was 3.280%. The lowest Index available within the look-back period is 3.52%.
202660283	NV	Primary	Refinance Cash-out - Other	XX21/2017 1:37:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
202660284					CA		Primary	Purchase			XX21/2017 1:37:59 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202660289	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX18/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
202660293	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:37:59 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.91500% is underdisclosed from calculated APR of 6.36754% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $362,522.08 is underdisclosed from calculated Finance Charge of $404,324.80 in the amount of $41,802.72.
																	EXCEPTION INFO: Loan approval indicates the Index used was 3.28%. The lowest Index available within the look-back period is 3.97%.
202660295					OR		Primary	Refinance Rate/Term			XX21/2017 1:37:59 PM	1			1
202660298	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:37:59 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX21/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX22/2005, prior to three (3) business days from transaction date of XX21/2005.
202660299	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/14/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX14/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202660303	WA	Primary	Refinance Cash-out - Other	XX21/2017 1:37:59 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Desk-Top Review / Valuation Report Date: XX23/2005	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
202660310	CA	Primary	Purchase	XX27/2017 8:44:39 AM	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX30/2008 used as disbursement date for compliance testing.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202660364	NJ	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/27/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX27/2008.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202660368	OH	Primary	Refinance Rate/Term	XX21/2017 1:37:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/20/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $115,901.87 is underdisclosed from calculated Finance Charge of $115,948.50 in the amount of $46.63.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202660371					ME		Primary	Refinance Rate/Term			XX21/2017 1:37:59 PM	2			2		[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
202660372	MN	Primary	Refinance Cash-out - Debt Consolidation	01/03/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
202660373	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:37:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX23/2005.
202660374					CA		Primary	Purchase			XX21/2017 1:37:59 PM	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202660376	CA	Primary	Purchase	XX21/2017 1:37:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/14/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.
202660378	CA	Primary	Purchase	XX21/2017 1:37:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.
202660382					CA		Primary	Purchase			XX21/2017 1:37:59 PM	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202660383					MD		Investment	Purchase			XX21/2017 1:37:59 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.
202660384					CA		Primary	Purchase			XX21/2017 1:37:59 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX22/2006.
202660386					CA		Primary	Purchase			XX21/2017 1:37:59 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202660387	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202660388					CA		Primary	Refinance Cash-out - Other			XX21/2017 1:37:59 PM	1			1
202660390	CA	Primary	Purchase	XX21/2017 1:37:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2006.
202660391	CA	Primary	Refinance Cash-out - Other	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202660395	MA	Primary	Purchase	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX19/2006.
202660396					GA		Primary	Purchase			01/03/2018	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XXXX2002
202660398					OH		Primary	Purchase			XX21/2017 1:37:59 PM	1			1
202660403	SC	Primary	Refinance Cash-out - Other	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
202660410					PA		Primary	Purchase			XX27/2017 8:44:39 AM	1			1
202660412	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202660420					NC		Primary	Purchase			XX27/2017 8:44:39 AM	1			1	[3] Credit Documentation - Missing Document: Credit Report not provided
202660422	IL	Primary	Purchase	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202660426					NC		Primary	Purchase			XX27/2017 8:44:39 AM	1			1
202660428					IL		Primary	Refinance Rate/Term			XX21/2017 1:37:59 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.
202660437	GA	Primary	Purchase	XX21/2017 1:37:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2004.
202660439	FL	Primary	Refinance Rate/Term	XX21/2017 1:37:59 PM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2001.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202660444					GA		Primary	Purchase			XX21/2017 1:37:59 PM	1			1
202660452	MA	Primary	Purchase	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX22/2008.
202660454					GA		Primary	Purchase			XX21/2017 1:37:59 PM	1			1
202660456	GA	Primary	Purchase	XX21/2017 1:37:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.
202660460					AZ		Primary	Purchase			XX21/2017 1:37:59 PM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202660461	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $423,919.81 is underdisclosed from calculated Finance Charge of $424,093.69 in the amount of $173.88.
																	EXCEPTION INFO: Per the itemization, Prepaid interest was under disclosed by $361.33, settlement fee over disclosed by $50, $100 Notary fee included in the prepaids and Courier Fee under disclosed by $40.05.
202660475					NV		Primary	Purchase			XX21/2017 1:37:59 PM	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
202660476					CA		Primary	Purchase			XX27/2017 8:44:39 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/14/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX14/2006.
202660480					AZ		Primary	Purchase			XX21/2017 1:37:59 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202660490					IL		Primary	Refinance Rate/Term			XX27/2017 8:44:39 AM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
202660502	AZ	Primary	Refinance Rate/Term	XX21/2017 1:37:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX27/2005.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
202660503	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:37:59 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202660504					WA		Primary	Construction-Permanent			XX27/2017 8:44:39 AM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202660505					FL		Primary	Refinance Rate/Term			XX21/2017 1:37:59 PM	1			1
202660511	VT	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202660514	GA	Primary	Refinance Cash-out - Other	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
202660515					MI		Primary	Refinance Rate/Term			01/03/2018	1			1
202660530	IL	Primary	Refinance Rate/Term	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
202660537					AZ		Primary	Refinance Cash-out - Debt Consolidation			XX27/2017 8:44:39 AM	1			1
202660542					FL		Investment	Refinance Cash-out - Debt Consolidation			XX27/2017 8:44:39 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX27/2007.
202660544					MN		Primary	Refinance Rate/Term			XX27/2017 8:44:39 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2007.
202660547					FL		Primary	Purchase			XX27/2017 8:44:39 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202660548	NJ	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $478,516.43 is underdisclosed from calculated Finance Charge of $478,587.56 in the amount of $71.13.
EXCEPTION INFO: TIL itemization did not disclose the $75 Wire Fee as a prepaid finance charge.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
202660555					AZ		Primary	Purchase			XX27/2017 8:44:39 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202660557					CT		Primary	Refinance Cash-out - Debt Consolidation			01/03/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202660560	FL	Primary	Refinance Cash-out - Other	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX24/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202660566					CA		Primary	Refinance Rate/Term			01/03/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX2007.
202660568					DE		Primary	Refinance Rate/Term			01/03/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX2007.
202660569					DE		Primary	Purchase			XX27/2017 8:44:39 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX27/2007.
202660579					FL		Primary	Refinance Cash-out - Other			XX27/2017 8:44:39 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX14/2008.
202660584					TX		Primary	Refinance Rate/Term			XX27/2017 8:44:39 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/26/2007.
202660586	FL	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202660587					NJ		Primary	Purchase			XX27/2017 8:44:39 AM	1			1
202660590	MN	Primary	Refinance Cash-out - Other	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2008.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX19/2008, prior to three (3) business days from transaction date of XX17/2008.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
202660594					AZ		Primary	Refinance Rate/Term			XX27/2017 8:44:39 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX18/2008.
202660603					IL		Primary	Refinance Rate/Term			XX27/2017 8:44:39 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX18/2008.
202660605	NY	Primary	Refinance Rate/Term	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202660606	TX	Primary	Purchase	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202660607	WA	Primary	Refinance Rate/Term	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX24/2006.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202660614	MI	Primary	Refinance Rate/Term	XX21/2017 1:37:59 PM	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

																	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
202660615	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/11/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $72,609.77 is underdisclosed from calculated Finance Charge of $72,745.22 in the amount of $135.45.
																	EXCEPTION INFO: TIL itemization did not disclose a sub escrow fee of $125 or a delivery fee of $10.50 as prepaid finance charges.
202660618	MI	Primary	Refinance Rate/Term	XX21/2017 1:37:59 PM	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
202660620	CT	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202660622	NV	Primary	Refinance Cash-out - Other	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202660628					CA		Primary	Refinance Rate/Term			XX21/2017 1:37:59 PM	1			1
202660629	MD	Primary	Refinance Rate/Term	XX21/2017 1:37:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202660632					NC		Primary	Purchase			XX21/2017 1:37:59 PM	1			1
202660634					CA		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:37:59 PM	1			1
202660637					SC		Primary	Purchase			XX27/2017 8:44:39 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX24/2003.
202660646					NJ		Primary	Refinance Rate/Term			XX21/2017 1:37:59 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2006.
202660649					AZ		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:37:59 PM	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
202660650	GA	Primary	Refinance Rate/Term	XX21/2017 1:37:59 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/28/2006.
202660657					UT		Primary	Refinance Cash-out - Other			XX27/2017 8:44:39 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2007.
202660658	MN	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX15/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $332,009.00 is underdisclosed from calculated Finance Charge of $332,259.36 in the amount of $250.36.
																	EXCEPTION INFO: Unable to determine the fee under disclosure due to missing itemization of amount financed.
202660665	AZ	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202660667					CA		Primary	Refinance Cash-out - Other			XX27/2017 8:44:39 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2007.
202660675					CT		Primary	Refinance Rate/Term			XX27/2017 8:44:39 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX25/2007.
202660676					WA		Primary	Refinance Cash-out - Other			01/03/2018	2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
202660677					FL		Primary	Refinance Cash-out - Other			XX27/2017 8:44:39 AM	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
202660682	CA	Primary	Refinance Cash-out - Other	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2008.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $212,017.06 is underdisclosed from calculated Finance Charge of $212,070.12 in the amount of $53.06.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed
202660683					WA		Primary	Purchase			XX27/2017 8:44:39 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX21/2007.
202660686					CA		Primary	Refinance Cash-out - Debt Consolidation			XX27/2017 8:44:39 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX29/2007.
202660708					VA		Primary	Refinance Cash-out - Debt Consolidation			XX27/2017 8:44:39 AM	1			1
202660709					IL		Primary	Refinance Cash-out - Debt Consolidation			XX27/2017 8:44:39 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2008.
202660710					WA		Primary	Refinance Cash-out - Other			XX27/2017 8:44:39 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2008.
202660717	WA	Primary	Refinance Rate/Term	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2008.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.
202660719					MN		Primary	Refinance Cash-out - Other			XX27/2017 8:44:39 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX17/2008.
202660720					NJ		Primary	Refinance Cash-out - Debt Consolidation			XX27/2017 8:44:39 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2008.
202660721					NJ		Primary	Refinance Cash-out - Other			XX27/2017 8:44:39 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX25/2007.
202660722	WA	Primary	Refinance Cash-out - Other	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/30/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX30/2008.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX23/2008, prior to three (3) business days from transaction date of XX19/2008.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202660723					CA		Primary	Refinance Rate/Term			XX27/2017 8:44:39 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2008.
202660727					MD		Primary	Purchase			XX27/2017 8:44:39 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2008.
202660732					CA		Primary	Purchase			XX27/2017 8:44:39 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX18/2008.
202660739					IL		Primary	Refinance Cash-out - Other			XX27/2017 8:44:39 AM	1			1
202660740	NJ	Primary	Purchase	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2008.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $264,698.80 is underdisclosed from calculated Finance Charge of $265,874.15 in the amount of $1,175.35.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed
202660742	NY	Primary	Refinance Cash-out - Other	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/29/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX23/2008.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per State (NY).  Max late charge for NY is 2% - Note states 5%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $439,286.82 is underdisclosed from calculated Finance Charge of $439,459.47 in the amount of $172.65.
																	EXCEPTION INFO: Per the HCA review, a $275 Settlement/Closing fee was not included in the prepaid finance charges, however, another settlement fee was over disclosed by $100.
202660743					NV		Primary	Purchase			XX27/2017 8:44:39 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202660748					CA		Primary	Refinance Cash-out - Home Improvement			XX21/2017 1:37:59 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX28/2005.
202660749					CA		Primary	Refinance Cash-out - Other			01/03/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.
202660754	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	XX21/2017 1:37:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX24/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202660756					GA		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:37:59 PM	1			1
202660757	GA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:37:59 PM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX25/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $317,018.04 is underdisclosed from calculated Finance Charge of $318,557.95 in the amount of $1,539.91.
																	EXCEPTION INFO: Lenders Final TIL represents 94 monthly payments of MI. Whereas audited finance charge reflects 108 monthly payments of MI and a fall-off after approximately 78% LTV.
202660761					IL		Primary	Refinance Cash-out - Debt Consolidation			XX27/2017 8:44:39 AM	1			1
202660767	MD	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:37:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX19/2002.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202660781	NJ	Primary	Purchase	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $173,069.10 is underdisclosed from calculated Finance Charge of $173,454.27 in the amount of $385.17.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed
202660782					NJ		Primary	Refinance Cash-out - Other			XX21/2017 1:37:59 PM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202660785					NJ		Primary	Purchase			XX21/2017 1:37:59 PM	1			1
202660790					NJ		Primary	Purchase			XX21/2017 1:37:59 PM	1			1
202660792					NY		Primary	Purchase			XX27/2017 8:44:39 AM	1			1
202660795					NJ		Primary	Refinance Cash-out - Debt Consolidation			XX27/2017 8:44:39 AM	1			1
202660799					WA		Primary	Refinance Rate/Term			XX21/2017 1:37:59 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202660806	ME	Primary	Refinance Cash-out - Other	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2006.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
202660807					NJ		Primary	Purchase			XX27/2017 8:44:39 AM	1			1
202660808	FL	Primary	Refinance Cash-out - Other	XX21/2017 1:37:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX15/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
202660811					AZ		Primary	Refinance Rate/Term			XX21/2017 1:37:59 PM	1			1
202660816					AZ		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:37:59 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202660827					MI		Primary	Refinance Rate/Term			XX21/2017 1:37:59 PM	2			2		[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
202660831					CT		Primary	Refinance Cash-out - Other			XX21/2017 1:37:59 PM	1			1
202660833	CO	Primary	Refinance Cash-out - Other	XX21/2017 1:37:59 PM	2	2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX27/2006.
202660835	MO	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX23/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $262,978.05 is underdisclosed from calculated Finance Charge of $263,044.06 in the amount of $66.01.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202660837					CT		Investment	Refinance Cash-out - Other			XX21/2017 1:37:59 PM	1			1
202660840	AZ	Primary	Refinance Rate/Term	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX25/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202660843					WA		Primary	Refinance Rate/Term			XX27/2017 8:44:39 AM	1			1
202660847	MD	Primary	Refinance Cash-out - Other	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/11/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $299,952.70 is underdisclosed from calculated Finance Charge of $300,022.71 in the amount of $70.01.
																	EXCEPTION INFO: Unable to determine the fee under disclosure due to missing the itemization of amount financed.
202660851					MD		Primary	Refinance Rate/Term			XX27/2017 8:44:39 AM	1			1
202660854					MA		Primary	Refinance Cash-out - Debt Consolidation			XX27/2017 8:44:39 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2007.
202660857	CA	Primary	Refinance Cash-out - Other	Tested	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX27/2007.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
202660859	FL	Primary	Refinance Rate/Term	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/30/2006.
202660860	AZ	Primary	Refinance Rate/Term	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/21/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202660862					IL		Primary	Refinance Cash-out - Other			XX27/2017 8:44:39 AM	1			1
202660865					WA		Investment	Refinance Rate/Term			XX27/2017 8:44:39 AM	1			1
202660869					NC		Primary	Refinance Rate/Term			XX27/2017 8:44:39 AM	1			1
202660873	IL	Primary	Refinance Rate/Term	XX27/2017 8:44:39 AM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
202660880					AZ		Primary	Refinance Cash-out - Other			XX27/2017 8:44:39 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202660882					SC		Investment	Refinance Rate/Term			XX27/2017 8:44:39 AM	1			1
202660884					ME		Primary	Purchase			XX27/2017 8:44:39 AM	1			1
202660886	OR	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $503,900.35 is underdisclosed from calculated Finance Charge of $503,966.97 in the amount of $66.62.
																	EXCEPTION INFO: TIL Itemization did not disclose a settlement fee of $400 or a title courier fee of $45 as prepaid finance charges. TIL Itemization reflected a document fee of $195 and an escrow fee of $375 that were not included as prepaid finance charges by audit. TIL Itemization reflected a prepaid interest credit of <$255.21> whereas the Final HUD reflected a prepaid interest credit of <$63.80>.
202660893					VA		Primary	Purchase			XX27/2017 8:44:39 AM	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
202660899					MD		Primary	Refinance Cash-out - Debt Consolidation			XX27/2017 8:44:39 AM	1			1
202660910					GA		Primary	Refinance Rate/Term		Tested	XX27/2017 8:44:39 AM	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
202660911					MN		Primary	Purchase			XX27/2017 8:44:39 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202660912					IL		Primary	Refinance Rate/Term			XX27/2017 8:44:39 AM	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
202660914	NJ	Primary	Purchase	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX15/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $354,816.16 is underdisclosed from calculated Finance Charge of $354,999.06 in the amount of $182.90.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing the Itemization of Amount Financed
202660915					FL		Primary	Refinance Cash-out - Debt Consolidation			01/03/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2007.
202660918					FL		Primary	Refinance Rate/Term			XX27/2017 8:44:39 AM	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
202660919					NJ		Primary	Purchase			XX27/2017 8:44:39 AM	1			1
202660922	NH	Primary	Refinance Cash-out - Other	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX27/2007.
202660930	CA	Primary	Refinance Rate/Term	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX13/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $440,609.28 is underdisclosed from calculated Finance Charge of $441,003.54 in the amount of $394.26.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202660931	MI	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 8:44:39 AM	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX18/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $280,372.16 is underdisclosed from calculated Finance Charge of $282,312.45 in the amount of $1,940.29.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202660933	CO	Primary	Purchase	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Colorado Home Loan (Ability to Repay not Verified): Colorado Home Loan (HB1322):  Borrower’s ability to repay not verified with reliable documentation.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202660934	TX	Primary	Purchase	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX27/2007
202660935	OR	Primary	Purchase	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2007.
202660936					NJ		Primary	Refinance Rate/Term			XX27/2017 8:44:39 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX28/2007.
202660937					MI		Primary	Refinance Rate/Term			XX27/2017 8:44:39 AM	1			1
202660940					MA		Primary	Refinance Rate/Term			XX27/2017 8:44:39 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX18/2007.
202660942	WI	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 8:44:39 AM	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $202,150.63 is underdisclosed from calculated Finance Charge of $202,199.71 in the amount of $49.08.
																	EXCEPTION INFO: The Lender’s TIL reflects MI dropping off after 69 months, however, the audited TIL indicates MI should drop off after 70 months.
202660943	MN	Primary	Refinance Rate/Term	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $493,156.31 is underdisclosed from calculated Finance Charge of $493,283.97 in the amount of $127.66.
																	EXCEPTION INFO: The Closing instructions do not include a $100 Recording Service fee in the prepaid finance charges and Courier fee is under disclosed by $25.
202660948	WA	Primary	Refinance Cash-out - Other	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX27/2007.
202660950					MA		Primary	Purchase			XX27/2017 8:44:39 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX28/2007.
202660953					NM		Primary	Refinance Cash-out - Other			XX27/2017 8:44:39 AM	1			1
202660961	GA	Primary	Refinance Rate/Term	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX24/2007.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
202660965	CA	Primary	Refinance Cash-out - Other	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX18/2007.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
202660967					IL		Primary	Purchase			XX27/2017 8:44:39 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202660968	CO	Primary	Refinance Rate/Term	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/30/2006.
202660971					FL		Primary	Refinance Cash-out - Debt Consolidation			XX27/2017 8:44:39 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202660976	VA	Primary	Refinance Rate/Term	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX26/2007.

																	[2] State Compliance - Virginia Tangible Net Benefit Test: Virginia Mortgage Lender and Broker Act: Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information.
202660979					FL		Primary	Refinance Cash-out - Other			XX27/2017 8:44:39 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX17/2007.
202660981					OR		Primary	Refinance Cash-out - Debt Consolidation			XX27/2017 8:44:39 AM	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
202660984	AZ	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $210,329.11 is underdisclosed from calculated Finance Charge of $210,476.61 in the amount of $147.50.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed
202660990					CO		Primary	Refinance Rate/Term			XX27/2017 8:44:39 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX19/2007.
202660999	NH	Primary	Refinance Cash-out - Other	01/03/2018	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202661001					TX		Primary	Refinance Cash-out - Debt Consolidation			XX27/2017 8:44:39 AM	1			1
202661002	AZ	Primary	Refinance Rate/Term	01/03/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202661005	RI	Primary	Refinance Rate/Term	XX27/2017 8:44:39 AM	3	3	[3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided.

[3] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis.

[3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $389,797.27 is underdisclosed from calculated Finance Charge of $389,897.28 in the amount of $100.01.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202661006	MA	Primary	Refinance Rate/Term	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Massachusetts Home Loan - Borrower’s Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower’s interest.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2007.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 7.19600% is underdisclosed from calculated APR of 7.34855% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $415,194.99 is underdisclosed from calculated Finance Charge of $419,532.10 in the amount of $4,337.11.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202661007					IL		Investment	Refinance Rate/Term			XX27/2017 8:44:39 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX20/2007.
202661008					FL		Primary	Refinance Cash-out - Debt Consolidation			XX27/2017 8:44:39 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/19/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/19/2007.
202661011	CA	Primary	Refinance Rate/Term	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2008.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $528,432.26 is underdisclosed from calculated Finance Charge of $530,154.54 in the amount of $1,722.28.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202661012					FL		Primary	Refinance Cash-out - Debt Consolidation			XX27/2017 8:44:39 AM	1			1
202661013	NJ	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $199,072.36 is underdisclosed from calculated Finance Charge of $199,127.36 in the amount of $55.00.
																	EXCEPTION INFO: Unable to determine the fee under disclosure due to missing itemization of amount financed.
202661014					CT		Primary	Refinance Cash-out - Debt Consolidation			XX27/2017 8:44:39 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX14/2007.
202661021					IL		Primary	Refinance Rate/Term			XX27/2017 8:44:39 AM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661022					UT		Primary	Refinance Cash-out - Debt Consolidation			XX27/2017 8:44:39 AM	1			1
202661023	CA	Primary	Refinance Cash-out - Other	01/03/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/17/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX17/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $581,439.56 is underdisclosed from calculated Finance Charge of $581,641.60 in the amount of $202.04.
																	EXCEPTION INFO: Unable to determine cause of under disclosure due to missing itemization of amount financed.
202661029	AZ	Primary	Purchase	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2008.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661030	AZ	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX17/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $319,067.70 is underdisclosed from calculated Finance Charge of $319,152.56 in the amount of $84.86.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.
202661033	NC	Primary	Refinance Rate/Term	XX27/2017 8:44:39 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $309,026.43 is underdisclosed from calculated Finance Charge of $309,106.43 in the amount of $80.00.
																	EXCEPTION INFO: Finance charge under disclosed by $80 due to Lender not including $80 Courier fee from line 1111 of final HUD as a prepaid finance charge.
202661035	NC	Primary	Refinance Cash-out - Other	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $186,466.56 is underdisclosed from calculated Finance Charge of $186,612.56 in the amount of $146.00.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.
202661036	MD	Primary	Refinance Cash-out - Debt Consolidation	Tested	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/16/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX16/2008.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
202661037					CA		Primary	Refinance Cash-out - Other			XX27/2017 8:44:39 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2007.
202661038					CA		Primary	Refinance Cash-out - Debt Consolidation			XX27/2017 8:44:39 AM	2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX15/2007.
202661040					CA		Primary	Purchase			XX27/2017 8:44:39 AM	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
202661041	CA	Primary	Refinance Cash-out - Other	XX27/2017 8:44:39 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202661042					NJ		Primary	Purchase			XX27/2017 8:44:39 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2007.
202661049					AZ		Primary	Refinance Rate/Term			XX27/2017 10:23:31 AM	1			1
202661050	CT	Primary	Refinance Rate/Term	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX25/2008.
202661051	CA	Primary	Refinance Rate/Term	XX27/2017 10:23:31 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202661052					MO		Primary	Refinance Rate/Term			XX27/2017 10:23:31 AM	1			1
202661054	GA	Primary	Refinance Rate/Term	XX27/2017 10:23:31 AM	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $346,275.35 is underdisclosed from calculated Finance Charge of $346,353.66 in the amount of $78.31.
																	EXCEPTION INFO: Unable to determine reason for under disclosure due to missing itemization of amount financed and HUD-1.
202661058					MN		Primary	Refinance Rate/Term			XX27/2017 10:23:31 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2008.
202661059	MI	Primary	Refinance Rate/Term	XX27/2017 10:23:31 AM	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/27/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX27/2007.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
202661060					MD		Investment	Refinance Rate/Term			XX27/2017 10:23:31 AM	1			1
202661062					IL		Primary	Refinance Rate/Term			XX27/2017 10:23:31 AM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661064	SC	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 10:23:31 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
202661071	WA	Primary	Refinance Rate/Term	XX27/2017 10:23:31 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2008.
202661072	CA	Primary	Refinance Cash-out - Other	XX27/2017 10:23:31 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202661073	CA	Primary	Refinance Cash-out - Other	XX27/2017 10:23:31 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/18/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX18/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661075	WA	Primary	Refinance Rate/Term	XX27/2017 10:23:31 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2008.
202661078	FL	Primary	Refinance Cash-out - Other	XX27/2017 10:23:31 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2008.
202661081					FL		Primary	Refinance Rate/Term			XX27/2017 10:23:31 AM	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202661087	TX	Primary	Refinance Rate/Term	XX27/2017 10:23:31 AM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX28/2005.
202661091	TX	Primary	Purchase	XX27/2017 10:23:31 AM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX21/2005.
202661094	SC	Primary	Purchase	XX27/2017 10:23:31 AM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
202661098	SC	Primary	Refinance Rate/Term	XX27/2017 10:23:31 AM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
202661107					CA		Primary	Refinance Rate/Term			XX21/2017 1:37:59 PM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2005 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX24/2005.
202661112	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:37:59 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX21/2005.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX18/2006, prior to three (3) business days from transaction date of XX21/2006.
202661116	MI	Primary	Refinance Rate/Term	XX21/2017 1:37:59 PM	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202661117					MI		Primary	Purchase			XX27/2017 10:23:31 AM	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
202661121					NJ		Primary	Purchase			XX21/2017 1:37:59 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX17/2003.
202661133					FL		Primary	Refinance Rate/Term			01/03/2018	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
202661134	NY	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202661135	FL	Primary	Purchase	XX21/2017 1:37:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661138	OR	Primary	Refinance Rate/Term	XX21/2017 1:37:59 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202661140	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $451,445.67 is underdisclosed from calculated Finance Charge of $451,747.30 in the amount of $301.63.
																	EXCEPTION INFO: TIL itemization did not disclose courier fees of $25 and $30 as prepaid finance charges. Also, TIL itemization disclosed interim interest in the amount of $740.85, however the HUD reflects interim interest in the amount of $987.80.
202661142					CA		Primary	Refinance Rate/Term			XX21/2017 1:37:59 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661143					CA		Primary	Refinance Rate/Term			XX21/2017 1:37:59 PM	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202661144	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202661145	CA	Primary	Refinance Rate/Term	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202661148	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:37:59 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
202661150	AZ	Primary	Refinance Rate/Term	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661156	AZ	Primary	Refinance Cash-out - Other	XX21/2017 1:37:59 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX26/2006, prior to three (3) business days from transaction date of XX24/2006.
202661157	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661161					FL		Primary	Refinance Cash-out - Other			XX21/2017 1:37:59 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661162					FL		Primary	Purchase			01/03/2018	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661168	CA	Primary	Purchase	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661169	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX17/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661170	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:37:59 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX14/2006.
202661172	CA	Primary	Refinance Rate/Term	XX21/2017 1:37:59 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX29/2006.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX19/2006, prior to three (3) business days from transaction date of XX21/2006.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202661174	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:37:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX16/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661175	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:37:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX21/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $694,687.30 is underdisclosed from calculated Finance Charge of $694,748.43 in the amount of $61.13.
EXCEPTION INFO: TIL itemization did not disclose an escrow service fee of $80, a loan tie-in fee of $150, a sub escrow fee of $100, courier fees of $35 and $32, and a wire fee of $50 as prepaid finance charges. Also, TIL itemization disclosed interim interest in the amount of $1,135.95 and a settlement fee of $735, however the HUD reflects interim interest in the amount of $1,060.22 and a settlement fee of $425.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202661180	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $387,711.82 is underdisclosed from calculated Finance Charge of $387,891.87 in the amount of $180.05.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed
202661181	IL	Primary	Refinance Rate/Term	01/03/2018	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202661185	NJ	Primary	Purchase	XX21/2017 1:37:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX23/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $325,886.43 is underdisclosed from calculated Finance Charge of $327,897.71 in the amount of $2,011.28.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing the Itemization of Amount Financed
202661187	NY	Primary	Refinance Rate/Term	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202661192	WA	Primary	Refinance Cash-out - Other	XX21/2017 1:37:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202661193	WA	Primary	Refinance Cash-out - Other	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
202661197	WA	Primary	Refinance Cash-out - Home Improvement	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX20/2006.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202661199	FL	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
202661203	NV	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:37:59 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $299,915.89 is underdisclosed from calculated Finance Charge of $300,031.64 in the amount of $115.75.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202661209	CA	Primary	Purchase	XX21/2017 1:37:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX22/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661211	CA	Primary	Refinance Rate/Term	XX21/2017 1:37:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX20/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661214	IL	Primary	Refinance Cash-out - Other	XX21/2017 1:37:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661217	IL	Primary	Refinance Cash-out - Other	XX21/2017 1:37:59 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2006.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX16/2006
202661219	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:37:59 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661221	FL	Primary	Purchase	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202661228	GA	Primary	Refinance Rate/Term	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661232	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:37:59 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202661250	OR	Primary	Purchase	01/03/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $423,514.75 is underdisclosed from calculated Finance Charge of $423,782.37 in the amount of $267.62.
																	EXCEPTION INFO: Lender credit for $367.47 on page 1 of the HUD was not itemized and could not be applied towards prepaid finance charges.
202661252	WA	Primary	Refinance Rate/Term	XX21/2017 4:01:09 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661253	CA	Primary	Refinance Cash-out - Other	XX21/2017 4:01:09 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202661254	WA	Primary	Refinance Rate/Term	XX21/2017 4:01:09 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202661255					MA		Primary	Refinance Rate/Term			XX21/2017 4:01:09 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX25/2006.
202661257	NY	Primary	Purchase	XX21/2017 4:01:09 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX19/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661263	CA	Primary	Purchase	XX21/2017 4:01:09 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
202661265	FL	Primary	Refinance Cash-out - Other	XX21/2017 4:01:09 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
202661266	CA	Primary	Refinance Rate/Term	Tested	XX21/2017 4:01:09 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2006.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
202661268	CA	Primary	Refinance Cash-out - Other	XX21/2017 4:01:09 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX28/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $552,403.03 is underdisclosed from calculated Finance Charge of $552,894.82 in the amount of $491.79.
																	EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $4394.32 and final HUD reflects $4886.42.
202661271	NY	Primary	Refinance Cash-out - Other	XX27/2017 10:23:31 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202661272					CA		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 4:01:09 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661273	CA	Primary	Refinance Cash-out - Other	XX21/2017 4:01:09 PM	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661274	FL	Primary	Purchase	XX21/2017 4:01:09 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202661275	CA	Primary	Refinance Cash-out - Other	XX21/2017 4:01:09 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX20/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661278	CA	Primary	Refinance Cash-out - Other	XX21/2017 4:01:09 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $488,308.48 is underdisclosed from calculated Finance Charge of $490,648.52 in the amount of $2,340.04.
EXCEPTION INFO: TIL itemization does not include the prepaid interest charge in the amount of $164.01 or the tax service fee in the amount of $60. The rest of the under disclosure is unknown.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202661281	CA	Primary	Refinance Cash-out - Other	XX21/2017 4:01:09 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202661282	FL	Primary	Refinance Cash-out - Home Improvement	XX21/2017 4:01:09 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202661289	FL	Primary	Purchase	XX21/2017 4:01:09 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX20/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $99,881.54 is underdisclosed from calculated Finance Charge of $100,081.63 in the amount of $200.09.
																	EXCEPTION INFO: Unable to determine the fee under disclosure due to missing the itemization of amount financed.
202661290					CA		Investment	Refinance Cash-out - Other			XX21/2017 4:01:09 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661292	CA	Primary	Refinance Cash-out - Other	XX21/2017 4:01:09 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661298	OH	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 4:01:09 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661301	IL	Primary	Refinance Rate/Term	XX21/2017 4:01:09 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX19/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661314	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 4:01:09 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/18/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX18/2006.
202661316	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 4:01:09 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $563,410.77 is underdisclosed from calculated Finance Charge of $563,543.47 in the amount of $132.70.
																	EXCEPTION INFO: TIL itemization under-disclose the closing settlement fee by $725 and under- disclosed the lender prepaid interest by $187.5 as prepaid finance charges.
202661317					VA		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 4:01:09 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661319	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 4:01:09 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661321	CA	Primary	Refinance Cash-out - Other	XX21/2017 4:01:09 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202661327	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 4:01:09 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/18/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX30/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661336					OR		Primary	Purchase			XX21/2017 4:01:09 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661337	FL	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 4:01:09 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/13/2006, prior to three (3) business days from transaction date of 11/XX2006.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
202661338					MA		Primary	Refinance Rate/Term			XX21/2017 4:01:09 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661340	CA	Primary	Refinance Rate/Term	01/03/2018	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.06307% is underdisclosed from calculated APR of 6.33372% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $400,557.50 is underdisclosed from calculated Finance Charge of $440,357.74 in the amount of $39,800.24.
																	EXCEPTION INFO: Verified P&I after IO period of 120 months is $2321.24, TIL reflects $2138.26. Unable to determine what factor the lender used for calculating the P&I.
202661341	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 4:01:09 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX27/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661347	IL	Primary	Refinance Rate/Term	XX21/2017 4:01:09 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/17/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661352					IL		Primary	Refinance Rate/Term			XX21/2017 4:01:09 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202661362					CA		Investment	Refinance Cash-out - Other			01/03/2018	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661372					OR		Primary	Purchase			XX21/2017 4:00:09 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
202661376					FL		Primary	Refinance Rate/Term			XX21/2017 4:00:09 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661377	NY	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 4:00:09 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661380	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 4:00:09 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX20/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661381	CA	Primary	Refinance Cash-out - Other	XX21/2017 4:00:09 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2006.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX19/2006, prior to three (3) business days from transaction date of XX15/2006.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202661382	CA	Primary	Refinance Rate/Term	XX21/2017 4:00:09 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202661385	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 4:00:09 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202661387	CA	Primary	Refinance Cash-out - Other	XX21/2017 4:00:09 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX13/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661390	NV	Primary	Refinance Rate/Term	01/03/2018	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202661397					MA		Primary	Refinance Cash-out - Other			XX21/2017 4:00:09 PM	2			2		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
202661398	CA	Primary	Purchase	XX21/2017 4:00:09 PM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $567,929.44 is underdisclosed from calculated Finance Charge of $571,376.09 in the amount of $3,446.65.
																	EXCEPTION INFO: TIL Itemization did not disclose the closing fee of $1230 as prepaid finance charges.
202661399	CA	Primary	Refinance Cash-out - Other	XX27/2017 10:23:31 AM	2	2	[3] Closing / Title - ARM Error: Initial Rate Maximum was not provided EXCEPTION INFO: Initial Rate change Maximum of 11.10% exceeds life rate maximum of 10.90%.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
202661401					CA		Primary	Refinance Cash-out - Other			XX21/2017 4:00:09 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661405	CA	Primary	Refinance Rate/Term	XX21/2017 4:00:09 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX26/2007, prior to three (3) business days from transaction date of XX23/2007.
202661406					NY		Investment	Refinance Cash-out - Other			XX21/2017 4:00:09 PM	1			1
202661410					CT		Primary	Purchase			XX21/2017 4:00:09 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661411	CA	Primary	Refinance Cash-out - Other	XX21/2017 4:00:09 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202661412					NY		Primary	Purchase			XX21/2017 4:00:09 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661415	CA	Primary	Refinance Rate/Term	XX21/2017 4:00:09 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel expiration date is blank.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX27/2007, prior to three (3) business days from transaction date of XX26/2007.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.
202661418	CA	Primary	Refinance Rate/Term	XX27/2017 10:23:31 AM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661427					CA		Primary	Refinance Cash-out - Other			XX21/2017 4:00:09 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661433					CA		Investment	Refinance Cash-out - Debt Consolidation			XX27/2017 10:23:31 AM	2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661435	AZ	Primary	Refinance Cash-out - Other	XX21/2017 4:00:09 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202661436					CA		Primary	Refinance Cash-out - Other			XX21/2017 4:00:09 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661437	CA	Primary	Purchase	XX21/2017 4:00:09 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202661438	CA	Primary	Refinance Rate/Term	XX27/2017 10:23:31 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661439					FL		Primary	Purchase			XX21/2017 4:00:09 PM	1			1
202661441	NY	Primary	Purchase	1/XX2018 1:36:40 PM	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 7.22535% is underdisclosed from calculated APR of 7.44896% outside of 0.125% tolerance.

																	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $675,671.57 is underdisclosed from calculated Finance Charge of $685,855.99 in the amount of $10,184.42.
202661443	NV	Primary	Purchase	XX21/2017 4:00:09 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202661463	NY	Primary	Refinance Rate/Term	XX21/2017 4:00:09 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX11/2006.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
202661464	CA	Primary	Refinance Cash-out - Other	XX21/2017 4:00:09 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX2007, prior to three (3) business days from transaction date of XXXX2007.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
202661466	FL	Primary	Refinance Rate/Term	XX21/2017 4:00:09 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202661468					CA		Primary	Refinance Rate/Term			XX21/2017 4:00:09 PM	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
202661470	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 4:00:09 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $637,615.15 is underdisclosed from calculated Finance Charge of $637,702.06 in the amount of $86.91.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202661471	FL	Primary	Refinance Rate/Term	XX21/2017 4:00:09 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $202,818.52 is underdisclosed from calculated Finance Charge of $202,863.68 in the amount of $45.16.
																	EXCEPTION INFO: TIL itemization did not disclose a warehouse fee of $35 as a prepaid finance charge.
202661474					WA		Primary	Purchase			XX27/2017 10:23:31 AM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661476					NY		Primary	Refinance Rate/Term			XX21/2017 4:00:09 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661478	CA	Primary	Purchase	XX21/2017 4:00:09 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202661479					AZ		Investment	Refinance Cash-out - Other			XX21/2017 4:00:09 PM	1			1
202661488	IL	Primary	Refinance Rate/Term	XX21/2017 4:00:09 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/20/2006.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202661489	MD	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 4:00:09 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202661490	IL	Primary	Refinance Cash-out - Other	XX21/2017 4:00:09 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/30/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $411,705.11 is underdisclosed from calculated Finance Charge of $428,816.74 in the amount of $17,111.63.
																	EXCEPTION INFO: Under disclosure due to lower index used. Unable to determine as index source missing. Lowest index in look back period is 5.11%; however a lower index appears to have been used.
202661491	CA	Primary	Refinance Cash-out - Other	XX21/2017 4:00:09 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/24/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661498	IL	Primary	Refinance Cash-out - Other	XX21/2017 4:00:09 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661499	IL	Primary	Refinance Rate/Term	XX21/2017 4:00:09 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661501					VA		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 4:00:09 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202661506	CA	Primary	Refinance Cash-out - Other	XX21/2017 4:00:09 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/22/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661510					CA		Primary	Refinance Rate/Term			XX21/2017 4:00:09 PM	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
202661512	CA	Primary	Refinance Cash-out - Other	XX21/2017 4:00:09 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX20/2006.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202661522					FL		Primary	Purchase			01/03/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202661525	CA	Primary	Purchase	XX21/2017 4:00:09 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/27/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $586,468.96 is underdisclosed from calculated Finance Charge of $586,985.92 in the amount of $516.96.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202661527	FL	Primary	Refinance Cash-out - Debt Consolidation	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
202661531					CA		Primary	Refinance Rate/Term			XX21/2017 4:00:09 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/31/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX31/2007.
202661533					NJ		Primary	Purchase			XX27/2017 10:23:31 AM	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
202661534	CA	Primary	Purchase	XX21/2017 4:00:09 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX23/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661537	MD	Primary	Purchase	XX27/2017 10:23:31 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661546	CO	Primary	Refinance Cash-out - Other	XX21/2017 4:00:09 PM	2	2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/14/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661551	CA	Primary	Purchase	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX14/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661556	TX	Primary	Purchase	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX19/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661558					CA		Primary	Refinance Cash-out - Other			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202661561	MA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202661563	IL	Primary	Purchase	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661565	CA	Primary	Refinance Cash-out - Debt Consolidation	01/03/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661571	IL	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX20/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661573	IL	Primary	Refinance Rate/Term	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661575					CA		Primary	Refinance Cash-out - Other			XX27/2017 9:00:18 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202661576	CA	Primary	Purchase	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX16/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661579					WA		Investment	Refinance Cash-out - Other			01/03/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202661583	IL	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202661584	CA	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661586	OH	Primary	Purchase	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

																	[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.
202661592	CA	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX23/2007.
202661594	CA	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX2007, prior to three (3) business days from transaction date of XXXX2007.
202661596	WA	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX16/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661599	NY	Primary	Purchase	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX28/2007.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
202661601					TX		Primary	Purchase			XX27/2017 9:00:18 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX24/2007.
202661603	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
202661605	CA	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX21/2007 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX21/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
202661606	CA	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661607	WA	Primary	Refinance Cash-out - Home Improvement	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661609	MI	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Unable to test Bill of Rights disclosure due to missing information.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Unable to test Consumer Caution notice due to missing information.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX28/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661611	IL	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661612	IL	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX14/2007.
202661613	CA	Primary	Purchase	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX19/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661614	CA	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202661615					FL		Primary	Refinance Cash-out - Other			XX21/2017 1:15:50 PM	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
202661618	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX28/2007.
202661622	CA	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
EXCEPTION INFO: Final Itemization of Amount Financed not provided with updated figures.Itemization of Amount Financed dated 4/25/07 did not disclose an settlement fee of $450  as prepaid finance charge

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX2007, prior to three (3) business days from transaction date of XX30/2007.
202661624	CA	Primary	Refinance Cash-out - Other	XX27/2017 9:00:18 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202661625					PA		Primary	Purchase			01/03/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202661629	MA	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2007.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
202661631	CA	Primary	Refinance Cash-out - Other	XX27/2017 9:00:18 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202661634	CA	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX16/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661635	MI	Primary	Refinance Cash-out - Other	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX17/2007.
202661636	NY	Primary	Refinance Rate/Term	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202661639					SC		Primary	Refinance Cash-out - Debt Consolidation			XX27/2017 9:00:18 AM	2			2		[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
202661640	IL	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661642	MA	Primary	Refinance Rate/Term	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX24/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661645	CA	Primary	Purchase	XX21/2017 1:15:50 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX11/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX25/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661646	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 3:59:20 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX18/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661647	CA	Primary	Refinance Rate/Term	XX21/2017 3:59:20 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX27/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661649	RI	Primary	Refinance Rate/Term	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Lookback Testing Not Performed: Missing Initial Loan Application. A six (6) month lookback was not performed. An application date of XX/11/2007 was used which is one (1) month prior to Notary Date.
202661651	CA	Primary	Refinance Cash-out - Other	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202661652	WA	Primary	Refinance Rate/Term	XX21/2017 3:59:20 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2007.
202661659					CO		Primary	Refinance Cash-out - Other			XX27/2017 9:00:18 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/30/2006.
202661663	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 3:59:20 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661664	CO	Primary	Refinance Rate/Term	XX27/2017 9:00:18 AM	2	2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202661665	CA	Primary	Purchase	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX14/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661668	GA	Primary	Refinance Rate/Term	XX21/2017 3:59:20 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661669					CA		Primary	Refinance Cash-out - Other			XX27/2017 9:00:18 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX15/2007.
202661673	MD	Primary	Refinance Rate/Term	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $700,744.40 is underdisclosed from calculated Finance Charge of $737,700.65 in the amount of $36,956.25.
																	EXCEPTION INFO: Lenders Final TIL represents 144 monthly payments of MI. Whereas audited finance charge reflects 176 monthly payments of MI and a fall-off after approximately 78% LTV.
202661676	CA	Primary	Refinance Cash-out - Other	XX27/2017 9:00:18 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661677					MA		Investment	Refinance Cash-out - Other			XX27/2017 9:00:18 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX18/2007.
202661678	CA	Primary	Refinance Cash-out - Other	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/14/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX14/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX2007, prior to three (3) business days from transaction date of XX31/2007.
202661681	CT	Primary	Refinance Rate/Term	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX13/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $819,823.49 is underdisclosed from calculated Finance Charge of $819,987.69 in the amount of $164.20.
																	EXCEPTION INFO: TIL itemization did not disclose an attorney fee of $500, a recording service fee of $85, a release tracking fee of $85, a courier fee of $75, and a wire fee of $50 partially offset by an itemized settlement fee of $550, a miscellaneous fee of $50, and a tax research fee of $31as prepaid finance charges.
202661683					GA		Primary	Purchase			XX27/2017 9:00:18 AM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202661691	MD	Primary	Refinance Rate/Term	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX18/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661693	IL	Primary	Purchase	XX27/2017 9:00:18 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX22/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661695	CA	Primary	Purchase	XX27/2017 9:00:18 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX22/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661696	CA	Primary	Refinance Rate/Term	XX27/2017 9:00:18 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX27/2007.
202661697	IL	Primary	Refinance Rate/Term	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661698	IL	Primary	Refinance Cash-out - Debt Consolidation	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest.
202661704	CA	Primary	Refinance Rate/Term	XX27/2017 9:00:18 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX15/2007.
202661705	NJ	Primary	Refinance Cash-out - Debt Consolidation	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/17/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX30/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
202661715	CA	Primary	Purchase	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202661718	CA	Primary	Refinance Cash-out - Other	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202661719	IL	Primary	Refinance Cash-out - Other	XX21/2017 3:59:20 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202661720	CA	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661722	IL	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661723	IL	Primary	Purchase	XX27/2017 9:00:18 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX20/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $188,727.10 is underdisclosed from calculated Finance Charge of $188,930.16 in the amount of $203.06.
																	EXCEPTION INFO: Unable to determine underdisclosure due to missing final TIL Itemization.
202661724					MD		Primary	Refinance Rate/Term			XX27/2017 9:00:18 AM	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202661725	MA	Primary	Refinance Rate/Term	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX29/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661727	CA	Primary	Refinance Cash-out - Other	XX27/2017 9:00:18 AM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX25/2007.
202661729	NM	Second Home	Purchase	XX27/2017 9:00:18 AM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX25/2007
202661730	FL	Primary	Refinance Cash-out - Other	XX27/2017 9:00:18 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202661732	CA	Primary	Purchase	XX27/2017 9:00:18 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202661733					CT		Primary	Purchase			XX27/2017 9:00:18 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX20/2007.
202661735	CA	Primary	Refinance Cash-out - Other	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX26/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661736	CA	Primary	Purchase	XX27/2017 9:00:18 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2007.
202661739	CA	Primary	Refinance Cash-out - Other	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2007.
202661740	CA	Primary	Refinance Cash-out - Other	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX29/2007.
202661742	CA	Primary	Refinance Rate/Term	XX27/2017 9:00:18 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202661745					IL		Primary	Refinance Cash-out - Other			XX27/2017 9:00:18 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202661749	CA	Primary	Refinance Rate/Term	XX27/2017 9:00:18 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX28/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $929,704.55 is underdisclosed from calculated Finance Charge of $931,633.38 in the amount of $1,928.83.
																	EXCEPTION INFO: TIL itemization disclosed interim interest in the amount of $530.35 however the HUD reflects interim interest in the amount of $1,909.26
202661752	CA	Primary	Refinance Rate/Term	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661754	CA	Primary	Refinance Cash-out - Other	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX15/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661759	MA	Primary	Refinance Rate/Term	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2007.
202661761					NY		Primary	Refinance Rate/Term			01/03/2018	1			1
202661764	ID	Primary	Purchase	XX27/2017 9:00:18 AM	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX16/2007.
202661765	CA	Primary	Purchase	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2007.
202661767					CA		Primary	Refinance Rate/Term			XX27/2017 9:00:18 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202661768	IL	Primary	Purchase	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $369,727.89 is underdisclosed from calculated Finance Charge of $370,826.31 in the amount of $1,098.42.
																	EXCEPTION INFO: Lock Certificate indicate the Index used was 4.603% The closest index available in our look back period is 4.46%
202661770					NY		Primary	Purchase			XX27/2017 9:00:18 AM	2			2		[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
202661776	MA	Primary	Purchase	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/30/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661779	IL	Primary	Purchase	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661782	MA	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661783	MD	Primary	Refinance Rate/Term	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/30/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661790	FL	Primary	Refinance Cash-out - Other	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2008.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661792	IL	Primary	Refinance Cash-out - Other	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX20/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661793	FL	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX28/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661798	NY	Primary	Refinance Rate/Term	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661808	IL	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/27/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX17/2008.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661810					CA		Primary	Refinance Cash-out - Other			XX27/2017 9:00:18 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202661811					CA		Primary	Refinance Cash-out - Debt Consolidation			XX27/2017 9:00:18 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2008.
202661812	WA	Primary	Refinance Cash-out - Other	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/11/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX11/2008.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
202661813					CA		Primary	Refinance Rate/Term			XX27/2017 9:00:18 AM	1			1
202661822					CA		Primary	Refinance Cash-out - Other			XX27/2017 9:00:18 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX25/2008.
202661823					CA		Primary	Refinance Rate/Term			XX27/2017 9:00:18 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2008.
202661826					UT		Primary	Refinance Cash-out - Debt Consolidation			XX27/2017 9:00:18 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX21/2007.
202661827	CA	Primary	Refinance Rate/Term	XX27/2017 9:00:18 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX18/2008.
202661837					MD		Primary	Refinance Cash-out - Home Improvement			XX27/2017 9:00:18 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2008.
202661838	GA	Primary	Purchase	XX21/2017 3:59:20 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/14/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX14/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661840	CA	Primary	Refinance Rate/Term	XX21/2017 3:59:20 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202661844	CA	Primary	Purchase	XX21/2017 3:59:20 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $529,390.12 is underdisclosed from calculated Finance Charge of $529,881.71 in the amount of $491.59.
																	EXCEPTION INFO: Lender under estimated interest by $716.10 and over estimated settlement fee by $257.
202661847	FL	Primary	Refinance Cash-out - Other	XX27/2017 9:00:18 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202661848					CA		Primary	Refinance Rate/Term			XX21/2017 3:59:20 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661856	CA	Primary	Refinance Cash-out - Other	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX18/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $551,265.21 is underdisclosed from calculated Finance Charge of $551,321.33 in the amount of $56.12.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount due to fees financed.
202661857	TX	Primary	Refinance Rate/Term	XX27/2017 9:00:18 AM	3	3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than notary/security instrument date.
EXCEPTION INFO: Disbursement date noted as XX14/2008; however, the security instrument reflects a notary date of XX20/2008.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX14/2008, prior to three (3) business days from transaction date of XX20/2008.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
202661860	CA	Primary	Purchase	XX21/2017 3:59:20 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202661861	FL	Primary	Refinance Cash-out - Other	XX27/2017 9:00:18 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202661862					CA		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 3:59:20 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661865	GA	Primary	Refinance Cash-out - Debt Consolidation	01/03/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX20/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
202661867	FL	Primary	Purchase	XX27/2017 9:00:18 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202661873	NY	Primary	Refinance Rate/Term	XX27/2017 9:00:18 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/24/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661878	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 3:59:20 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
202661879	CA	Primary	Refinance Cash-out - Other	XX21/2017 3:59:20 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202661883	CA	Primary	Refinance Rate/Term	XX21/2017 3:59:20 PM	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX30/2007, prior to three (3) business days from transaction date of XX27/2007.
202661889	CA	Primary	Refinance Cash-out - Other	XX27/2017 9:00:18 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202661890					CA		Primary	Refinance Cash-out - Other			XX21/2017 3:59:20 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661892	NY	Primary	Purchase	XX27/2017 9:00:18 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state NY. Max prepayment charge for NY loan over 6% is 0%. Note states 6 months of the prepaid amount in excess of 20% of the loan amount.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202661893	WA	Primary	Purchase	XX21/2017 3:59:20 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/22/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202661894	CA	Primary	Purchase	XX21/2017 3:59:20 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661902	CA	Primary	Refinance Rate/Term	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202661904	CA	Primary	Refinance Cash-out - Other	XX27/2017 9:00:18 AM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202661909	CA	Primary	Purchase	XX21/2017 3:59:20 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202661912	CA	Primary	Refinance Rate/Term	XX27/2017 9:00:18 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202661915	IL	Primary	Refinance Rate/Term	XX27/2017 9:00:18 AM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661920	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 3:59:20 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202661922	CA	Primary	Refinance Rate/Term	XX21/2017 3:59:20 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX2007 used as disbursement date for compliance testing.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661926	CA	Primary	Refinance Rate/Term	XX21/2017 3:59:20 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661927					CA		Primary	Refinance Rate/Term			XX21/2017 3:59:20 PM	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202661928					CA		Primary	Purchase			XX21/2017 3:59:20 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661933	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 3:59:20 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $530,284.77 is underdisclosed from calculated Finance Charge of $530,402.88 in the amount of $118.11.
																	EXCEPTION INFO: Closing instructions indicate the index used was 5.367%. The closest index available in our look-back period is 5.36690%.
202661934					IL		Primary	Purchase			XX21/2017 3:59:20 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661937					NY		Primary	Purchase			XX27/2017 9:00:18 AM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661941					CA		Primary	Refinance Cash-out - Other			XX27/2017 9:00:18 AM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661946	CA	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 9:00:18 AM	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661948	OR	Primary	Refinance Rate/Term	XX27/2017 9:00:18 AM	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX21/2007, prior to three (3) business days from transaction date of XX18/2007.
202661951	CA	Primary	Purchase	XX27/2017 9:00:18 AM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202661956	CA	Primary	Refinance Cash-out - Other	XX27/2017 9:00:18 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX27/2007, prior to three (3) business days from transaction date of XX25/2007.
202661958	CA	Primary	Refinance Cash-out - Other	01/03/2018	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202661964					CA		Primary	Refinance Rate/Term			XX27/2017 9:00:18 AM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661966	CA	Primary	Purchase	Yes	XX27/2017 9:00:18 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202661967	FL	Primary	Refinance Cash-out - Other	XX27/2017 9:00:18 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661972					CA		Primary	Purchase			XX27/2017 9:00:18 AM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661973	CA	Primary	Refinance Rate/Term	XX27/2017 9:00:18 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
202661974	IL	Primary	Refinance Rate/Term	XX27/2017 9:00:18 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202661977					CA		Primary	Purchase			XX27/2017 9:00:18 AM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202661997	OH	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 3:59:20 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX16/2002.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662012	NV	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 3:59:20 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202662013					NV		Primary	Refinance Cash-out - Other			XX21/2017 3:59:20 PM	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
202662016					CA		Primary	Refinance Cash-out - Other			XX21/2017 3:59:20 PM	1			1
202662017					CA		Primary	Purchase			XX21/2017 1:15:50 PM	1			1
202662024					WA		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202662031	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202662033					NV		Primary	Refinance Cash-out - Other			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202662037	CA	Primary	Purchase	XX21/2017 1:15:50 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202662039	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2005.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662044					NY		Primary	Purchase			01/03/2018	1			1
202662051	GA	Primary	Purchase	XX21/2017 1:15:50 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662052					GA		Primary	Purchase			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX23/2006.
202662053					MA		Investment	Refinance Rate/Term			XX27/2017 9:00:18 AM	1			1
202662055	IL	Primary	Purchase	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Application / Processing - Missing Document: Missing Lender’s Initial 1003

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $466,242.42 is underdisclosed from calculated Finance Charge of $466,422.50 in the amount of $180.08.
																	EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.
202662057					CA		Primary	Purchase			XX21/2017 1:15:50 PM	1			1
202662058	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202662060	CA	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX28/2005.
202662067					NV		Primary	Purchase			XX21/2017 1:15:50 PM	1			1
202662069	AZ	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX20/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662075					CA		Primary	Refinance Cash-out - Other			01/03/2018	1			1
202662081					IL		Primary	Refinance Rate/Term			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX22/2006.
202662084	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:15:50 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - Initial TIL not provided

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202662089	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
202662093	CA	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202662094					OR		Primary	Refinance Cash-out - Other			XX21/2017 1:15:50 PM	1			1
202662099	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202662104	NJ	Primary	Purchase	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX17/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662105	CT	Primary	Purchase	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX15/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662107	TX	Primary	Purchase	Tested	01/03/2018	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
202662109					WA		Primary	Refinance Rate/Term			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202662111					MA		Primary	Refinance Cash-out - Other			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
202662114	MA	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202662120	NY	Primary	Purchase	XX27/2017 9:00:18 AM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $636,387.47 is underdisclosed from calculated Finance Charge of $640,054.54 in the amount of $3,667.07.
																	EXCEPTION INFO: The under-disclosure is caused by a $3,084.00 amount financed variance. This is caused by the lender not filling out the TIL correctly. Per the itemization the amount financed should be $391,452.36 making the actual under-disclosure $609.00.. The $609.00 is caused by the lender under disclosing the atty fee by $100.00 and not disclosing the recording service fee of $500.00 and the courier fee of $40.00 as prepaid finance charges but did disclose the $31.00 tax fee (initial loan). Those fees add up to $609.00.
202662122	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202662123	CA	Primary	Purchase	XX21/2017 1:15:50 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202662127					CA		Primary	Purchase			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX14/2006.
202662131	CA	Primary	Purchase	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX29/2006.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.66051% is underdisclosed from calculated APR of 7.24008% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $423,204.37 is underdisclosed from calculated Finance Charge of $461,256.19 in the amount of $38,051.82.
																	EXCEPTION INFO: It appears a lower Index was used at origination than the 4.4317% Index available within the look-back period.
202662132	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202662133	OR	Primary	Purchase	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662135	CA	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662137	IL	Primary	Purchase	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662140	IL	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662142	IL	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX28/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662143					OH		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:15:50 PM	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202662144	IL	Primary	Purchase	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX15/2006.
202662145					IL		Primary	Refinance Rate/Term			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202662150	CA	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/14/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662151	CA	Primary	Refinance Cash-out - Home Improvement	XX21/2017 1:15:50 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX31/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX17/2006, prior to three (3) business days from transaction date of XX13/2006.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202662152					CA		Primary	Refinance Rate/Term			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202662154	CA	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX31/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662155	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX17/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662156	FL	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
202662166	CA	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202662168	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX18/2006.
202662170	MD	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202662172					CA		Primary	Refinance Cash-out - Other			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX14/2006.
202662173	CA	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX19/2006, prior to three (3) business days from transaction date of XX16/2006.
202662174	FL	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX20/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662175	CA	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202662176	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202662183	CO	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202662184	CA	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $478,518.11 is underdisclosed from calculated Finance Charge of $478,623.22 in the amount of $105.11.
																	EXCEPTION INFO: Itemization reflects Interim Interest in the amount of $780.30 and the HUD reflects $1,144.44.
202662189	CA	Primary	Refinance Rate/Term	XX27/2017 9:00:18 AM	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $949,478.55 is underdisclosed from calculated Finance Charge of $949,747.20 in the amount of $268.65.
																	EXCEPTION INFO: TIL Itemization did not disclose the assignment fee of $180,loan origination fee of $667.31, loan tie-in fee of $100, a sub-escrow fee of $75, wire fee of $50 or the courier fee of $25 and over disclosed the closing fee by $505 and interim interest by $198.92 as prepaid finance charges.
202662192	CA	Primary	Refinance Cash-out - Other	XX27/2017 9:00:18 AM	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX23/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $466,418.76 is underdisclosed from calculated Finance Charge of $467,682.43 in the amount of $1,263.67.
EXCEPTION INFO: Unable to determine the fee under disclosure due to missing itemization of amount financed.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
202662193	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
202662196	CA	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202662198					CA		Primary	Refinance Cash-out - Other			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202662200	CA	Primary	Purchase	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202662205	CA	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX24/2006, prior to three (3) business days from transaction date of XX22/2006.
202662207					WA		Primary	Purchase			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202662210	CA	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202662211	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662215	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX19/2006.
202662218	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/31/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX31/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662219	CA	Primary	Purchase	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202662221	CA	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202662224	WA	Primary	Purchase	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202662225	WA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202662226	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX23/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662228					CA		Primary	Refinance Cash-out - Other			XX21/2017 1:15:50 PM	1			1
202662230					CO		Second Home	Purchase			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202662231	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202662232	CA	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Miscellaneous Compliance - Initial TIL not provided
202662236	CA	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $581,957.07 is underdisclosed from calculated Finance Charge of $582,630.75 in the amount of $673.68.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.
202662237	MA	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/23/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $645,521.70 is underdisclosed from calculated Finance Charge of $647,865.37 in the amount of $2,343.67.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
202662242					NY		Investment	Refinance Cash-out - Other			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202662243					NJ		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202662246	NY	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202662247	CA	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202662249	CA	Primary	Refinance Rate/Term	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/31/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX31/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662250	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX20/2006.
202662251	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:15:50 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX20/2006.
202662255					GA		Primary	Refinance Rate/Term			XX21/2017 1:15:50 PM	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.
202662257					NY		Primary	Purchase			XX21/2017 1:15:50 PM	1			1
202662263	NJ	Primary	Purchase	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $249,696.00 is underdisclosed from calculated Finance Charge of $251,843.22 in the amount of $2,147.22.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XXXX2004
202662267					AZ		Primary	Purchase			XX21/2017 1:15:50 PM	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202662271	OH	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:15:50 PM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202662273					GA		Primary	Purchase			XX21/2017 1:15:50 PM	1			1
202662279	MD	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $147,092.20 is underdisclosed from calculated Finance Charge of $147,182.86 in the amount of $90.66.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest.
																	EXCEPTION INFO: Notice of Right to Cancel signed by borrower, but not by spouse, who is on Title.
202662281	NJ	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $357,299.11 is underdisclosed from calculated Finance Charge of $358,243.39 in the amount of $944.28.
EXCEPTION INFO: Unable to determine reason for under disclosure of $944.28 as the finance charges on the Itemization of Amount financed match the audit finance charges.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX28/2006, prior to three (3) business days from transaction date of XX23/2007.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
202662282	DC	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $265,443.04 is underdisclosed from calculated Finance Charge of $265,567.37 in the amount of $124.33.
																	EXCEPTION INFO: Finance charge under disclosed by $124.33 due to TIL itemization not including the settlement fee of $150.00 as a prepaid finance charge.
202662290					UT		Primary	Purchase			XX21/2017 1:15:50 PM	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
202662295					MI		Primary	Purchase			01/03/2018	1			1
202662309	HI	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 9:00:18 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2007.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $433,131.81 is underdisclosed from calculated Finance Charge of $433,171.90 in the amount of $40.09.
																	EXCEPTION INFO: Itemization did not disclose the tax service fee of $90 as prepaid finance charges.
202662312	ID	Primary	Refinance Cash-out - Other	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $318,759.79 is underdisclosed from calculated Finance Charge of $318,924.48 in the amount of $164.69.
																	EXCEPTION INFO: TIL Itemization did not disclose the settlement fee of $746, the e-mail fee of $25, the release recording fee of $6, the wire fee of $15 or the courier fee of $45 as prepaid finance charges.
202662319					IN		Primary	Purchase			XX27/2017 9:00:18 AM	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202662327					CA		Primary	Refinance Cash-out - Debt Consolidation			XX27/2017 9:00:18 AM	1			1
202662337					CA		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2004.
202662342					PA		Primary	Refinance Rate/Term			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2004.
202662344					FL		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2003.
202662346	OH	Primary	Refinance Cash-out - Debt Consolidation	01/03/2018	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $83,423.28 is underdisclosed from calculated Finance Charge of $83,585.22 in the amount of $161.94.
																	EXCEPTION INFO: TIL itemization did not disclose a flood fee of $15, a tax service fee of $72, a courier fee of $60 and a wire fee of $15 as prepaid finance charge
202662350	LA	Primary	Refinance Cash-out - Debt Consolidation	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2003.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX18/2003
202662359	MA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2055 w/ Interior used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: XXXX2003 Condo (Low Rise)

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX27/2002.
202662362	MA	Primary	Refinance Cash-out - Other	Yes	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202662365					PA		Primary	Purchase			XX21/2017 1:15:50 PM	1			1
202662366	PA	Primary	Construction-Permanent	01/03/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662367					NC		Investment	Refinance Cash-out - Other			XX21/2017 1:15:50 PM	1			1
202662381					NJ		Primary	Purchase		Tested	XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
202662386	OR	Primary	Purchase	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX21/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662388	GA	Primary	Purchase	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202662400	DE	Primary	Refinance Cash-out - Home Improvement	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662411	ME	Primary	Construction-Permanent	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/15/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662412					NJ		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202662425					MS		Primary	Purchase			01/03/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202662435	WA	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $485,507.99 is underdisclosed from calculated Finance Charge of $485,690.20 in the amount of $182.21.
																	EXCEPTION INFO: TIL Itemization only disclosed prepaid interest charges in the amount of $546.56, and final HUD reflects $728.75.
202662442					VA		Primary	Refinance Rate/Term			XX21/2017 1:15:50 PM	1			1
202662446					PA		Primary	Refinance Cash-out - Debt Consolidation			01/03/2018	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202662447	PA	Primary	Purchase	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662449	WI	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/22/2006.
202662450	WA	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $721,326.13 is underdisclosed from calculated Finance Charge of $721,700.74 in the amount of $374.61.
																	EXCEPTION INFO: TIL Itemization did not disclose an escrow service fee of $358.60 and an underwriting fee of $40 as prepaid finance charges.
202662451	MS	Primary	Purchase	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $469,908.36 is underdisclosed from calculated Finance Charge of $470,469.43 in the amount of $561.07.
																	EXCEPTION INFO: TIL Itemization only disclosed settlement charges in the amount of $300, however, final HUD reflects $450.
202662452	WI	Primary	Refinance Cash-out - Other	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX26/2006, prior to three (3) business days from transaction date of XX21/2006.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
202662455	WA	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX23/2007, prior to three (3) business days from transaction date of XX19/2007.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
202662457					ID		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:15:50 PM	2			2		[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided Timely): Idaho Residential Mortgage Practices Act: Float Disclosure not provided to borrower within three (3) business days of application.
202662458	NJ	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $234,602.42 is underdisclosed from calculated Finance Charge of $234,677.43 in the amount of $75.01.
																	EXCEPTION INFO: Itemization did not disclose the extension fee of $75 as prepaid finance charges.
202662459	NJ	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:15:50 PM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202662461					WA		Primary	Purchase			XX21/2017 1:15:50 PM	1			1
202662462	IL	Primary	Purchase	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX20/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662463	ID	Primary	Construction-Permanent	XX27/2017 9:00:18 AM	2	2	[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202662465					GA		Primary	Purchase			XX21/2017 1:15:50 PM	1			1
202662469	WA	Primary	Purchase	XX27/2017 9:00:18 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX16/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662471					NY		Primary	Refinance Rate/Term			01/03/2018	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
202662473					WA		Investment	Purchase			XX27/2017 9:00:18 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX21/2007.
202662477					DE		Primary	Purchase			XX27/2017 9:00:18 AM	1			1
202662481					DE		Primary	Purchase		No	1/XX2018 1:36:40 PM	3			3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202662482	NH	Primary	Purchase	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662485					ID		Primary	Refinance Cash-out - Other			XX27/2017 9:00:18 AM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202662491	WA	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 9:00:18 AM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $286,527.94 is underdisclosed from calculated Finance Charge of $286,633.33 in the amount of $105.39.
EXCEPTION INFO: Under disclosure due to $170 re conveyance fee not being included in the prepaid finance charge

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX2007, prior to three (3) business days from transaction date of XXXX2007.
202662492	DC	Primary	Purchase	XX27/2017 9:00:18 AM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $469,469.91 is underdisclosed from calculated Finance Charge of $476,570.58 in the amount of $7,100.67.
																	EXCEPTION INFO: Final TIL indicates MI dropping off after 180 months whereas audit TIL indicates MI dropping off after 206 months. TIL Itemization did not disclose a flood cert fee of $26, loan origination fee of $3045, prepaid interest of $1288.83, processing fee of $300, settlement fee of $420, tax service fee of $90, title courier fee of $65 or an underwriting fee of $300 as prepaid finance charges. TIL Itemization reflected a discount fee of $5846.24 whereas the Final HUD reflected a discount fee of $6090. There is a seller credit on HUD line 214 for $9000 that was not itemized and therefore not applied.
202662494					KS		Primary	Purchase			XX27/2017 9:00:18 AM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202662502					AZ		Primary	Purchase			XX27/2017 9:00:18 AM	1			1
202662508	OR	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 9:00:18 AM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $481,948.61 is underdisclosed from calculated Finance Charge of $482,863.04 in the amount of $914.43.
EXCEPTION INFO: TIL Itemization did not disclose the loan discount fee of $750, courier fee of $35, settlement / closing fee for $230 and under disclosed interim interest by $954.47 as prepaid finance charges.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
202662509	CA	Primary	Refinance Rate/Term	XX27/2017 9:00:18 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX27/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662511	ID	Primary	Purchase	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662514	UT	Primary	Purchase	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] State Compliance - Utah Residential Mortgage Practices Act (Payment to Contractor): Utah Residential Mortgage Practices Act: Lender acted in an impermissible capacity of Appraiser, Escrow Agent, Real Estate Agent or General Contractor on the mortgage loan transaction.
202662520	UT	Primary	Purchase	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX18/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662523					CA		Investment	Refinance Cash-out - Debt Consolidation			XX27/2017 9:00:18 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. A lookback period was not able to be performed. Compliance tests were run using an application date of XX/27/2007 which is one month prior to consummation.
202662525					CA		Primary	Refinance Rate/Term			XX27/2017 9:00:18 AM	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
202662527					MD		Primary	Refinance Cash-out - Debt Consolidation			XX27/2017 9:00:18 AM	1			1
202662529					GA		Primary	Purchase			XX27/2017 9:00:18 AM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202662535	FL	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 9:00:18 AM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX18/2008.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662537					FL		Primary	Purchase			XX27/2017 9:00:18 AM	1			1
202662546	MA	Primary	Refinance Rate/Term	XX27/2017 9:00:18 AM	2	2	[2] State Compliance - Massachusetts Home Loan - Borrower’s Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower’s interest.

[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $362,190.93 is underdisclosed from calculated Finance Charge of $362,231.05 in the amount of $40.12.
EXCEPTION INFO: TIL itemization did not disclose a release tracking fee of $40 and courier fee for $25 as prepaid finance charge.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
202662548	WA	Primary	Refinance Rate/Term	XX27/2017 9:00:18 AM	2	2	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.
202662552	IL	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2003.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 4.86300% is underdisclosed from calculated APR of 5.07945% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $45,586.44 is underdisclosed from calculated Finance Charge of $47,296.46 in the amount of $1,710.02.
EXCEPTION INFO: Unable to determine reason for under disclosure as file does not contain the itemization of amount financed.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202662559					IL		Primary	Refinance Rate/Term			XX21/2017 1:15:50 PM	1			1
202662563					IL		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX28/2005.
202662566					FL		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.
202662568	FL	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX14/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662569					CT		Primary	Purchase			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202662572					AZ		Primary	Refinance Rate/Term			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2005.
202662576					NY		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:15:50 PM	1			1
202662577	MD	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662579					MA		Primary	Refinance Cash-out - Other			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2005.
202662586					FL		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX16/2005.
202662589	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:15:50 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX18/2005.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest.
202662593					CA		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX20/2005.
202662596					MA		Primary	Purchase			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.
202662597					MD		Primary	Refinance Rate/Term			XX21/2017 1:15:50 PM	1			1
202662598					MD		Primary	Purchase			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.
202662599					CA		Primary	Refinance UTD			XX21/2017 1:15:50 PM	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX24/2005 used as disbursement date for compliance testing.
202662600	ME	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX24/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662601	HI	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:15:50 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/14/2005, prior to three (3) business days from transaction date of 11/XX2005.
202662602					NY		Primary	Purchase			XX21/2017 1:15:50 PM	1			1
202662606					MN		Primary	Purchase			XX21/2017 1:15:50 PM	1			1
202662607					PA		Primary	Purchase			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX2005.
202662608					FL		Primary	Construction-Permanent			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202662609	FL	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
202662610					CA		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.
202662612					IL		Primary	Refinance Rate/Term			XX21/2017 1:15:50 PM	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
202662614					CA		Primary	Refinance Rate/Term			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.
202662615	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest.
202662618					CA		Primary	Refinance Cash-out - Other			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX15/2005.
202662620					VA		Primary	Purchase			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX21/2005.
202662621					FL		Primary	Refinance Cash-out - Other			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX17/2005.
202662623	WA	Primary	Purchase	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/21/2005.
202662627	IN	Primary	Purchase	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/25/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662629					AZ		Primary	Refinance Rate/Term			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.
202662632					MA		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.
202662633	HI	Primary	Purchase	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/20/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662635					FL		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2005.
202662636	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:15:50 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX17/2005.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/18/2005, prior to three (3) business days from transaction date of 11/16/2005.
202662638	NV	Primary	Purchase	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
202662639					CO		Primary	Refinance Cash-out - Other			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX31/2005.
202662641	CT	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:15:50 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.
202662642	NY	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX25/2005, prior to three (3) business days from transaction date of XX21/2005.
202662643					MO		Primary	Refinance Rate/Term			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2005.
202662644					CO		Primary	Refinance Cash-out - Other			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.
202662647	MD	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662648					NY		Primary	Purchase			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX28/2005.
202662652					NV		Investment	Purchase			XX21/2017 1:15:50 PM	1			1
202662653					CA		Primary	Purchase			XX21/2017 1:15:50 PM	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
202662659	MI	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $199,828.24 is underdisclosed from calculated Finance Charge of $200,077.04 in the amount of $248.80.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202662660	GA	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $423,634.89 is underdisclosed from calculated Finance Charge of $423,682.28 in the amount of $47.39.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization.
202662665					CA		Primary	Purchase			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.
202662666					TX		Primary	Purchase			XX21/2017 1:15:50 PM	2			2		[2] Application / Processing - Missing Document: Missing Lender’s Initial 1003
202662669	IL	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/16/2005.
202662677	NY	Primary	Purchase	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662683					IL		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.
202662685					NJ		Investment	Purchase			XX27/2017 9:00:18 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX2005.
202662686					NV		Primary	Refinance Rate/Term			XX21/2017 1:15:50 PM	1			1
202662687					AZ		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX2006, prior to three (3) business days from transaction date of XXXX2006.
202662688					CA		Primary	Refinance Cash-out - Other			XX21/2017 1:15:50 PM	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
202662690					NV		Primary	Refinance Cash-out - Other			XX21/2017 1:15:50 PM	1			1
202662692					CA		Primary	Purchase			XX21/2017 1:15:50 PM	3			3	[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
202662693					CA		Primary	Refinance Cash-out - Other			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/21/2005.
202662696					FL		Primary	Purchase			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202662697					AZ		Primary	Refinance Cash-out - Other			XX21/2017 1:15:50 PM	1			1
202662701					NY		Primary	Purchase			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.
202662705	MI	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX16/2006.
202662707					CO		Primary	Purchase			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX23/2006.
202662710	MD	Primary	Purchase	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2005.
202662715	OR	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:15:50 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/16/2005.
202662718					NV		Primary	Purchase			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX25/2006.
202662719	IL	Primary	Refinance Cash-out - Other	Tested	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/17/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
202662721					CA		Primary	Refinance Cash-out - Other			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.
202662723	CO	Primary	Purchase	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/18/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX18/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662727					MD		Primary	Purchase			XX21/2017 1:15:50 PM	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
202662729					CA		Primary	Purchase			XX21/2017 1:15:50 PM	1			1
202662730					CA		Primary	Refinance Cash-out - Other			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2005.
202662731	CA	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $473,241.28 is underdisclosed from calculated Finance Charge of $473,431.43 in the amount of $190.15.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202662732					FL		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX21/2006.
202662734					FL		Primary	Refinance Cash-out - Other			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2006.
202662738					OR		Primary	Purchase			XX21/2017 1:15:50 PM	1			1
202662740	NC	Primary	Purchase	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $511,042.91 is underdisclosed from calculated Finance Charge of $511,417.91 in the amount of $375.00.
																	EXCEPTION INFO: Unable to determine cause of under-disclosure due to missing Itemization of Prepaid Finance Charges.
202662742					FL		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX20/2006.
202662745					AL		Primary	Refinance Rate/Term			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2006.
202662748	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202662749	FL	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202662750	AL	Primary	Purchase	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - Initial TIL not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2006.
202662751	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

																[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX29/2006.
202662753					GA		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:15:50 PM	1			1
202662755					FL		Primary	Purchase			XX21/2017 1:15:50 PM	1			1
202662760	OR	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $348,726.64 is underdisclosed from calculated Finance Charge of $348,795.50 in the amount of $68.86.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202662761					IL		Primary	Refinance Rate/Term			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2006.
202662771	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX16/2006.
202662774					OR		Primary	Purchase			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2006.
202662776					FL		Primary	Purchase			XX21/2017 1:15:50 PM	1			1
202662785	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX20/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662787					NV		Primary	Refinance Cash-out - Other			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX2006.
202662788	CA	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/14/2006 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.	[1] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
CLEARED COMMENT (2018-01-02): Cleared after subsequent review.

[1] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXX
																		CLEARED COMMENT (2018-01-02): Cleared after subsequent review.
202662792					NJ		Primary	Refinance Cash-out - Other			XX27/2017 9:00:18 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202662798					CA		Primary	Refinance Cash-out - Other			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX22/2006.
202662799	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662801					CA		Primary	Refinance Cash-out - Other			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX24/2006.
202662803					CA		Primary	Refinance Cash-out - Home Improvement			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2006.
202662804					CA		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:15:50 PM	1			1
202662811	HI	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/28/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662813	CA	Investment	Purchase	XX21/2017 1:15:50 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/20/2006.
202662814					ME		Primary	Construction-Permanent			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX21/2006.
202662818					NY		Primary	Purchase			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/18/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202662820					CA		Primary	Refinance Cash-out - Home Improvement			XX21/2017 1:15:50 PM	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
202662822	CO	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2006.
202662824	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX22/2006.
202662825					NV		Primary	Purchase			XX21/2017 1:15:50 PM	1			1
202662827	CO	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/30/2006.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. For consumer credit transaction covered under the Colorado Consumer Credit Code, a consumer may prepay in full, or in part if payment is no less than $5, the unpaid balance at any time without penalty. Colo. Rev. Stat. § 5-2-210. The Note states if within 36 months beginning from the date the Note is executed you make a full prepayment, or partial prepayment in any 12-month period that exceeds 20% of the OPB you will be charged a penalty of the amount of interest that would accrue during a 6 month period. Lender is Sierra Pacific Mortgage Company Inc., A California Corporation.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662829	CA	Primary	Purchase	XX21/2017 1:15:50 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX13/2006 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX1/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/27/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
202662834					CA		Primary	Refinance Cash-out - Other			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/14/2006.
202662835	TX	Primary	Purchase	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/15/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX15/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662836	CA	Primary	Purchase	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662837	NV	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	3	3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than final TIL signature date.

[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than notary/security instrument date.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX29/2006.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/28/2006, prior to three (3) business days from transaction date of 11/29/2006.
202662840	CA	Primary	Purchase	XX21/2017 1:15:50 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX15/2006.
202662842					VA		Primary	Purchase			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX20/2006.
202662844					CT		Primary	Purchase			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX18/2006.
202662847					IL		Primary	Refinance Rate/Term			XX21/2017 1:15:50 PM	1			1
202662849					AZ		Primary	Refinance Rate/Term			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/29/2006.
202662858					FL		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/20/2006.
202662859	NJ	Primary	Purchase	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
202662862	PA	UTD	UTD UTD	Yes	XX27/2017 9:00:18 AM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX29/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/29/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX29/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
202662866					NJ		Primary	Purchase			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202662870					MN		Primary	Purchase			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX21/2006.
202662875					CA		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX19/2006.
202662876					NY		Primary	Refinance Cash-out - Other			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX21/2006.
202662880					CA		Primary	Purchase			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX17/2006.
202662881					DC		Primary	Purchase			XX21/2017 1:15:50 PM	1			1
202662882					NV		Primary	Refinance Rate/Term			XX21/2017 1:15:50 PM	1			1
202662885					NY		Primary	Refinance Rate/Term			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202662886	NJ	Primary	Refinance Cash-out - Other	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/30/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $587,440.13 is underdisclosed from calculated Finance Charge of $587,540.13 in the amount of $100.00.
																	EXCEPTION INFO: TIL itemization did not disclose an email fee of $50, a service fee of $20 and a courier fee of $30 as prepaid finance charges.
202662891					FL		Primary	Purchase			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/20/2006.
202662892					TX		Primary	Purchase			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX2006.
202662894					NJ		Primary	Purchase		Tested	XX21/2017 1:15:50 PM	2			2		[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
202662898					GA		Primary	Purchase			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202662902					MI		Primary	Purchase			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202662904	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $476,025.26 is underdisclosed from calculated Finance Charge of $476,066.06 in the amount of $40.80.
																	EXCEPTION INFO: Final TIL Itemization reflects that the lender did not include the following charges in prepaid finance charges: Funding Fee $150.00 and the 2 courier fees of $20 and $107.80. Unable to locate any documents to prove any of these fees belong to the 2nd mortgage nor are there any other obvious duplication’s on the HUD to indicate this.
202662906	MD	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX14/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662908	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $450,962.63 is underdisclosed from calculated Finance Charge of $451,714.16 in the amount of $751.53.
																	EXCEPTION INFO: TIL itemization did not disclose a Loan Discount Fee of $1,036.00 as a prepaid finance charge.
202662912	DE	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX19/2006.
202662913	MI	Primary	Purchase	XX21/2017 1:15:50 PM	2	2	[2] Miscellaneous Compliance - Initial TIL not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2006.
202662921					CA		Primary	Purchase			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202662924	CA	Investment	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202662926					MD		Primary	Refinance Rate/Term			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/15/2006.
202662930					CA		Primary	Purchase			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX15/2006.
202662931					CA		Primary	Purchase			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX20/2006.
202662933	CO	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $214,205.22 is underdisclosed from calculated Finance Charge of $214,329.77 in the amount of $124.55.
																	EXCEPTION INFO: The TIL itemization did not disclose the recording service fee of $150 as a prepaid finance charge.
202662935					CO		Primary	Purchase			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX15/2007.
202662936	CA	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202662943	WA	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX29/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202662945	CA	Primary	Refinance Cash-out - Other	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/24/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX24/2007.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX31/2007, prior to three (3) business days from transaction date of XX29/2007.
202662946	CA	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202662949					AZ		Primary	Purchase			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX2006.
202662950					AZ		Primary	Refinance Cash-out - Other			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202662952					WA		Primary	Purchase			XX21/2017 1:15:50 PM	1			1
202662953	OR	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX25/2007.
202662957					NV		Primary	Refinance Cash-out - Other			XX21/2017 1:15:50 PM	1			1
202662958					AZ		Primary	Purchase			XX21/2017 1:15:50 PM	1			1
202662959					CA		Primary	Refinance Rate/Term			01/03/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/31/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX31/2006.
202662961					FL		Primary	Refinance Cash-out - Debt Consolidation			01/03/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX19/2007.
202662963					VA		Primary	Purchase			XX27/2017 9:00:18 AM	1			1
202662965					CA		Primary	Refinance Cash-out - Other			XX21/2017 1:15:50 PM	1			1
202662966					NY		Primary	Refinance Cash-out - Other			XX21/2017 1:15:50 PM	1			1
202662968					CA		Primary	Refinance Rate/Term			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202662969	NV	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX21/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX20/2007, prior to three (3) business days from transaction date of XX15/2007.
EXCEPTION INFO: TIL dated 2/9/07. Borrowers signed the TIL, but did not date. Bottom of the TIL date and time stamped 2/15/07 9:54 AM

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
202662970	CA	Primary	Purchase	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX16/2006.
202662971					CA		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:15:50 PM	1			1
202662972					AZ		Primary	Purchase			XX21/2017 1:15:50 PM	1			1
202662974					CA		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2007.
202662975					AZ		Primary	Refinance Cash-out - Debt Consolidation			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2007.
202662981					NV		Primary	Refinance Cash-out - Other			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/31/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX31/2007.
202662982					AZ		Primary	Refinance Cash-out - Other			XX27/2017 9:00:18 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX15/2007.
202662986					OR		Primary	Purchase			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202662988					AZ		Primary	Refinance Cash-out - Other			XX21/2017 1:15:50 PM	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
202662989	NV	Primary	Refinance Cash-out - Other	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX22/2006.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $296,652.45 is underdisclosed from calculated Finance Charge of $297,136.13 in the amount of $483.68.
																	EXCEPTION INFO: Finance charge under disclosed by $483.68 due to Lender not including Loan Discount fee of $787.50 on itemization of amount financed.
202662990	CA	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202662991					CA		Primary	Refinance Rate/Term			XX27/2017 9:00:18 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX29/2007.
202662992					CA		Primary	Refinance Cash-out - Other			1/XX2018 1:36:40 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX14/2007.
202662994					AZ		Primary	Purchase			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202662996					OR		Primary	Purchase			XX27/2017 9:00:18 AM	2			2		[2] Miscellaneous Compliance - Initial TIL not provided
202662998					CA		Primary	Refinance Cash-out - Other			XX27/2017 9:00:18 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202663004	FL	Primary	Refinance Cash-out - Other	01/03/2018	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $544,685.80 is underdisclosed from calculated Finance Charge of $545,655.40 in the amount of $969.60.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.
202663006	NJ	Primary	Refinance Cash-out - Debt Consolidation	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX26/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202663010					VA		Primary	Refinance Cash-out - Other			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202663011	FL	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX22/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202663015					CA		Primary	Refinance Cash-out - Other			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202663019	NJ	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
202663021	CA	Primary	Refinance Rate/Term	XX27/2017 9:00:18 AM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202663022	CT	Primary	Purchase	XX27/2017 9:00:18 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202663023	AZ	Investment	Refinance Cash-out - Other	XX27/2017 9:00:18 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)
EXCEPTION INFO: Discrepancy in Occupancy does not have high cost implications. Testing loan as primary residence does not result in high cost findings.
GENERAL COMMENT (2018-01-10): Discrepancy in Occupancy does not have high cost implications. Testing loan as primary residence does not result in high cost findings.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202663030					TN		Primary	Refinance Rate/Term			XX27/2017 9:00:18 AM	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202663032					IA		Primary	Refinance Rate/Term			XX27/2017 9:00:18 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202663036					FL		Primary	Refinance Cash-out - Other			XX27/2017 9:00:18 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/31/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX31/2007.
202663038					PA		Primary	Refinance Cash-out - Other			XX27/2017 9:00:18 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202663044					VA		Primary	Purchase			01/03/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202663047					CA		Primary	Refinance Cash-out - Other			XX27/2017 9:00:18 AM	1			1
202663050					FL		Primary	Refinance Cash-out - Debt Consolidation			XX27/2017 9:00:18 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX28/2007.
202663058					FL		Primary	Purchase			XX27/2017 9:00:18 AM	1			1
202663065	NM	Primary	Refinance Rate/Term	XX27/2017 8:50:13 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX28/2007.
202663069					CA		Primary	Refinance Cash-out - Other			XX27/2017 8:50:13 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202663070					CA		Primary	Refinance Rate/Term			XX27/2017 8:50:13 AM	1			1
202663073	OR	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 8:50:13 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX17/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202663082					CA		Primary	Purchase			XX27/2017 8:50:13 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/31/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX31/2006.
202663086					MN		Primary	Refinance Rate/Term			XX27/2017 8:50:13 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2006.
202663089					MN		Primary	Purchase			01/03/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX15/2007.
202663093					OR		Primary	Refinance Cash-out - Debt Consolidation			XX27/2017 8:50:13 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX20/2006.
202663094					FL		Primary	Refinance Cash-out - Debt Consolidation			XX27/2017 8:50:13 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2006.
202663095					IL		Primary	Refinance Rate/Term			XX27/2017 8:50:13 AM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX23/2006.
202663099	FL	Primary	Refinance Cash-out - Debt Consolidation	XX27/2017 8:50:13 AM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX20/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $235,690.73 is underdisclosed from calculated Finance Charge of $235,778.27 in the amount of $87.54.
																	EXCEPTION INFO: TIL Itemization did not disclose the courier fee of $82.50 as prepaid finance charges.
202663105					MA		Primary	Refinance Cash-out - Other			XX27/2017 8:50:13 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202663108	WA	Primary	Purchase	XX27/2017 8:50:13 AM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202663116					NY		Primary	Refinance Cash-out - Other			XX27/2017 8:50:13 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202663122	NY	Primary	Purchase	01/03/2018	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202663181					IL		Primary	Purchase			XX21/2017 1:15:50 PM	1			1
202663186					GA		Primary	Refinance Rate/Term			XX21/2017 1:15:50 PM	1			1
202663188					GA		Primary	Refinance Cash-out - Other			XX21/2017 1:15:50 PM	1			1
202663195	AZ	Primary	Refinance Rate/Term	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX15/2000.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX2000, prior to three (3) business days from transaction date of XX27/2000.
202663207					GA		Primary	Purchase			XX21/2017 1:15:50 PM	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
202663211	OH	Primary	Purchase	XX21/2017 1:15:50 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX16/2001.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $205,197.21 is underdisclosed from calculated Finance Charge of $205,936.09 in the amount of $738.88.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202663223					FL		Primary	Refinance Cash-out - Other			XX21/2017 1:15:50 PM	1			1	[3] Credit Documentation - Missing Document: Credit Report not provided
202663230					IL		Primary	Refinance Rate/Term			XX21/2017 1:15:50 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX23/2003.
202663232					NV		Primary	Purchase			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX25/2003.
202663236					NY		Primary	Purchase			XX21/2017 1:15:50 PM	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202663238					WV		Primary	Purchase			XX27/2017 8:50:13 AM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2001.
202663239	MI	Primary	Purchase	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202663248	IN	Primary	Purchase	XX21/2017 1:15:50 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2001.
202663258	NM	Primary	Purchase	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX27/2002.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XXXX2002
202663278	MI	Primary	Refinance Cash-out - Other	XX21/2017 1:15:50 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2003.
202663287					FL		Primary	Purchase			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX18/2001.
202663290					OH		Primary	Purchase			01/03/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202663292					OH		Primary	Purchase			XX21/2017 1:15:50 PM	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202663297	NJ	Primary	Purchase	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $227,700.33 is underdisclosed from calculated Finance Charge of $228,633.04 in the amount of $932.71.
EXCEPTION INFO: Unable to determine due to missing itemization of prepaid finance charges.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XXXX2003
202663311	OR	Primary	UTD UTD	Yes	01/03/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX28/1998 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/28/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX28/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663316	GA	Primary	Purchase	01/03/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX22/2006.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX14/2006
202663326	CA	Primary	Refinance Rate/Term	1/XX2018 1:36:40 PM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
202663332	CA	Primary	Refinance Cash-out - Other	1/XX2018 1:36:40 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX20/2007 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX20/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
202663333					CA		Primary	Refinance Cash-out - Other			1/XX2018 1:36:40 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2007.
202663337	CA	Primary	Refinance Cash-out - Other	1/XX2018 1:36:40 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/14/2007.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXX
																		CLEARED COMMENT (2018-02-05): Received complete origination appraisal. Exception cleared.
202663341	HI	Primary	Refinance Rate/Term	1/XX2018 1:36:40 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX2007, prior to three (3) business days from transaction date of XXXX2007.
202663356	NY	Primary	Refinance Cash-out - Other	1/XX2018 1:36:40 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX13/2007 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202663384	FL	Primary	Purchase	No	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/16/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX16/2001.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663385	MN	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/22/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX22/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663396	FL	Primary	Purchase	No	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/18/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX18/2002.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663397	CO	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/18/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX18/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
CLEARED COMMENT (2018-02-05): Received complete origination appraisal. Exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
																		CLEARED COMMENT (2018-02-05): Received complete origination appraisal. Exception cleared.
202663403	GA	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663405	IL	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/17/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX17/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663406	FL	Primary	Purchase	No	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/20/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX20/2002.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663407	CT	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663414	MI	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663427	FL	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Desk-Top Review / Valuation Report Date: 11/14/2002

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663435	NY	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX26/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663440	IL	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/21/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX21/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663449	NV	Primary	Purchase	No	1/XX2018 1:36:40 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/XX2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2002.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663472	CA	Primary	Refinance Cash-out - Other	Yes	01/03/2018	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX14/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663473	CA	Primary	Refinance Cash-out - Other	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2002.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663477	IL	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type.: Valuation Type: Drive By / Valuation Report Date: XX11/2003 Condo (Low Rise)

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663478	CA	Primary	Refinance Rate/Term	Yes	01/03/2018	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/21/2002.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663479					FL		Second Home	Purchase		No	1/XX2018 1:36:40 PM	2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663481	CA	Primary	Purchase	No	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX27/2003.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663485	GA	Primary	Refinance Cash-out - Other	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663486	CA	Primary	Refinance Cash-out - Other	Yes	01/03/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663492	IL	Primary	Refinance Rate/Term	01/03/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX25/2002.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
202663493	CA	Primary	Purchase	No	1/XX2018 1:36:40 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2002.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663497	OR	Primary	Refinance Rate/Term	Yes	01/03/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663505	CA	Primary	Refinance Cash-out - Other	Yes	01/03/2018	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX24/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663510	CA	Second Home	Purchase	No	1/XX2018 1:36:40 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX29/2003.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663519	FL	Primary	Refinance Cash-out - Other	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2003.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663528	FL	Second Home	Purchase	No	1/XX2018 1:36:40 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX28/2003.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663531	FL	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2003.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663537					FL		Primary	Refinance Rate/Term			01/03/2018	1			1		[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
202663538	CA	Primary	Refinance Cash-out - Home Improvement	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX25/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663544	CA	Primary	Refinance Rate/Term	Yes	01/03/2018	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX14/2002.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663553	LA	Primary	Refinance Cash-out - Other	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/19/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX19/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX22/2002
202663556	IL	Primary	Purchase	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2002.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663558	IL	Primary	Purchase	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/17/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX17/2002.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663575	IL	Primary	Refinance Rate/Term	Yes	1/XX2018 1:36:40 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663580	MI	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663581	ID	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663589	MI	Primary	Refinance Rate/Term	Yes	1/XX2018 1:36:40 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663590	MI	Primary	Refinance Rate/Term	Yes	1/XX2018 1:36:40 PM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX21/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663592	OH	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663593					MA		Primary	Purchase		Yes	01/03/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663596					GA		Primary	Refinance Cash-out - Debt Consolidation			01/03/2018	2			2		[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
202663598	CA	Primary	Purchase	No	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2003 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2003.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663599	CA	Primary	Refinance Cash-out - Home Improvement	Yes	01/03/2018	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663603	MI	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663610	WI	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/15/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX15/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663612	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/11/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX11/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663617	TN	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/19/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX19/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663623	NJ	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2055 w/ Interior used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: XX28/2003

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663626	MO	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXX
																		CLEARED COMMENT (2018-02-05): Received complete origination appraisal. Exception cleared.
202663632	GA	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX24/2003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/15/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663636	CA	Primary	Refinance Cash-out - Other	Yes	01/03/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX17/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663637	CA	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX25/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663641	FL	Primary	Refinance Cash-out - Other	Yes	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX21/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663646					MI		Investment	Refinance Cash-out - Debt Consolidation			1/XX2018 1:36:40 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2003.
202663648	IL	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663656	FL	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/XX2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663659	CA	Primary	Refinance Cash-out - Other	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX13/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663665	MI	Primary	Refinance Rate/Term	01/03/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX14/2004	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: The Note Date is 1/8/2005. The TIL Date is 1/8/2005, yet it was signed XX31/2004. The date on the Security Agreement was changed from 1/8/2005 to XX31/2004. I am not sure what caused the discrepancies between the 2 dates.
202663668	CA	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX2018 1:36:40 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Desk-Top Review / Valuation Report Date: XX31/2003

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663669	FL	Primary	Refinance Cash-out - Other	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663676	FL	Primary	Purchase	No	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX25/2002.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663683	FL	Primary	Refinance Cash-out - Other	Yes	1/XX2018 1:36:40 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX26/2002.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663687	CA	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663697	OR	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/03/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>
EXCEPTION INFO: Missing pages 1&2 of appraisal. Exception remains.
GENERAL COMMENT (2018-02-05): Missing pages 1&2 of appraisal. Exception remains.

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663713	CA	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663715	MA	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX2018 1:36:40 PM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663716					NY		Primary	Purchase		No	1/XX2018 1:36:40 PM	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663727	CA	Primary	Refinance Cash-out - Debt Consolidation	01/03/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX2005.
202663728	FL	Primary	Refinance Cash-out - Debt Consolidation	01/03/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $276,408.31 is underdisclosed from calculated Finance Charge of $276,811.52 in the amount of $403.21.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202663730	CA	Primary	Refinance Cash-out - Other	01/03/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX14/2005 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
202663732	CA	Primary	Refinance Cash-out - Other	1/XX2018 1:36:40 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
GENERAL COMMENT (2018-01-25): Unable to clear- Estimated HUD povided	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $507,697.22 is underdisclosed from calculated Finance Charge of $507,793.01 in the amount of $95.79.
																	EXCEPTION INFO: TIL Itemization did not disclose the courier fee of $49 as a prepaid finance charge.
202663745	CA	Primary	Refinance Rate/Term	Yes	01/03/2018	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663761	CA	Primary	Purchase	Yes	01/03/2018	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX11/2003.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663762	CA	Primary	Refinance Rate/Term	Yes	01/03/2018	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2055 w/ Interior used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: XX28/2003 Condo (Low Rise)

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/XX2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2003.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663763	CA	Primary	Purchase	No	01/03/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX13/2004

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/13/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX13/2003.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663778	CO	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/18/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX18/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663782					CA		Primary	Refinance Rate/Term			01/03/2018	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX23/2004 used as disbursement date for compliance testing.
202663797	CA	Primary	Refinance Rate/Term	1/XX2018 1:36:40 PM	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $204,125.54 is underdisclosed from calculated Finance Charge of $207,831.14 in the amount of $3,705.60.
EXCEPTION INFO: Doc Order Verification indicates the Index used was 1.381%. The closest Index available in our look-back period is 1.52170.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>
																		CLEARED COMMENT (2018-02-05): Received 2075 appraisal, exception cleared.
202663802	CA	Primary	Purchase	01/03/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX28/2004.
202663804					CA		Primary	Refinance Cash-out - Other			01/03/2018	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/16/2004, prior to three (3) business days from transaction date of 11/16/2004.
202663805	CA	Primary	Refinance Cash-out - Other	01/03/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX14/2004 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/14/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202663815	CA	Primary	Purchase	1/XX2018 1:36:40 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $309,116.22 is underdisclosed from calculated Finance Charge of $309,986.24 in the amount of $870.02.
																	EXCEPTION INFO: Itemization did not include $421 escrow service fee, $250 Loan Tie In fee, $139.88 interest, $100 sub escrow, $58.40 Courier Fee and $20 Wire fee in the prepaid finance charges; however, a $120 Credit report fee was included in the prepaids.
202663828	VA	UTD	UTD UTD	No	1/XX2018 1:36:40 PM	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX17/1993 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/17/1993 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX17/1993.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	[1] Appraisal Documentation - Missing Document: Appraisal not provided CLEARED COMMENT (2018-02-06): Received complete origination appraisal. Exception cleared.
202663834	IL	Primary	Refinance Rate/Term	1/XX2018 1:36:40 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2011	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $184,648.32 is underdisclosed from calculated Finance Charge of $185,008.43 in the amount of $360.11.
																	EXCEPTION INFO: Unable to determine the fee under disclosure due to missing itemization of amount financed.
202663836	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX14/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663845	NE	Primary	Refinance Rate/Term	Yes	1/XX2018 1:36:40 PM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/21/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX21/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663848	PA	Primary	Refinance Cash-out - Other	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663857	CA	Primary	Refinance Rate/Term	Yes	1/XX2018 1:36:40 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/15/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX15/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663858	IL	Primary	Refinance Cash-out - Other	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663860					CA		Primary	Purchase			01/03/2018	3			3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
202663861	CA	Primary	Refinance Cash-out - Debt Consolidation	01/03/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX13/2005.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX2005, prior to three (3) business days from transaction date of XXXX2005.
202663863	CA	Primary	Refinance Cash-out - Other	1/XX2018 1:36:40 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.81700% is underdisclosed from calculated APR of 6.25447% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $322,271.00 is underdisclosed from calculated Finance Charge of $359,404.12 in the amount of $37,133.12.
																	EXCEPTION INFO: The Lending loan information sheet in file reflects an index of 3.28% was used at closing however 3.97% is the lowest available index in the lookback period.
202663864					DC		Primary	Refinance Rate/Term			1/XX2018 1:36:40 PM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202663866	CA	Primary	Purchase	1/XX2018 1:36:40 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX1991 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX1991.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $291,433.00 is underdisclosed from calculated Finance Charge of $291,980.72 in the amount of $547.72.
																	EXCEPTION INFO: The TIL itemization did not include the $477.50 Settlement, $100 Loan tie-in or $47.50.
202663869					GA		Primary	Refinance Cash-out - Debt Consolidation			1/XX2018 1:36:40 PM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2007 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202663873	CA	Primary	Refinance Cash-out - Other	Yes	1/XX2018 1:36:40 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663877	CA	Primary	Refinance Rate/Term	1/XX2018 1:36:40 PM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX20/2007
GENERAL COMMENT (2018-02-06): Received property photos, sketch and map only. Exception remains.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202663878	CA	Primary	Purchase	1/XX2018 1:36:40 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202663880	CA	Primary	Refinance Rate/Term	1/XX2018 1:36:40 PM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX21/2007
GENERAL COMMENT (2018-02-06): Received property photos, sketch and map only. Exception remains.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX17/2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202663881	IL	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663885	IL	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2006.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663886	IA	Primary	Purchase	1/XX2018 1:36:40 PM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX14/2007

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202663889	MO	Primary	Refinance Cash-out - Debt Consolidation	1/XX2018 1:36:40 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX18/2007
GENERAL COMMENT (2018-02-06): Unable to clear exception with documentation that was provided. Appraisal received was incomplete.

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202663891					IL		Primary	Refinance Rate/Term			1/XX2018 1:36:40 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202663893	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663894	OH	Primary	Refinance Cash-out - Other	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663900					MN		Primary	Refinance Cash-out - Debt Consolidation			1/XX2018 1:36:40 PM	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Application / Processing - Missing Document: Missing Final 1003
202663903	NY	Primary	Purchase	No	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/14/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX14/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663909	NY	Primary	Purchase	No	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX2002.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663912	IN	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX29/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663916	NY	Primary	Refinance Cash-out - Debt Consolidation	Tested	1/XX2018 1:36:40 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2007	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $491,394.99 is underdisclosed from calculated Finance Charge of $492,509.99 in the amount of $1,115.00.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing the Itemization of Amount Financed
202663917	FL	Primary	Refinance Rate/Term	Tested	1/XX2018 1:36:40 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX31/2009	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
202663927	GA	Primary	Refinance Cash-out - Other	1/XX2018 1:36:40 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX16/2007
																GENERAL COMMENT (2018-02-05): Appraisal provided is incomplete and only contains building sketch, Location Map and photos. Exception remains open.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202663931	OR	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX24/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663933	CA	Primary	Refinance Cash-out - Other	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663934	IL	Primary	Refinance Cash-out - Other	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663936	NY	Primary	Refinance Rate/Term	Tested	1/XX2018 1:36:40 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2007
GENERAL COMMENT (2018-02-06): Unable to clear exception with documentation that was provided. Incomplete appraisal provided.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX25/2006.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $431,727.26 is underdisclosed from calculated Finance Charge of $432,252.54 in the amount of $525.28.
EXCEPTION INFO: TIL Itemization did not disclose the Attorneys fee of $700, , and underdisclosed interim interest by $60.27, and overdisclosed Courier fees by $35 as prepaid finance charges.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202663937					NY		Primary	Refinance Rate/Term			1/XX2018 1:36:40 PM	1			1
202663940	NY	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/16/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX16/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663944	WA	Primary	Refinance Rate/Term	1/XX2018 1:36:40 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX15/2011	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.
202663948					CA		Primary	Refinance Rate/Term			1/XX2018 1:36:40 PM	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>
202663957					CA		Primary	Refinance Rate/Term			1/XX2018 1:36:40 PM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX20/2011	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202663965	IL	Primary	Refinance Rate/Term	1/XX2018 1:36:40 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2011	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $53,384.34 is underdisclosed from calculated Finance Charge of $54,063.24 in the amount of $678.90.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202663967					VA		Primary	Refinance Rate/Term			1/XX2018 1:36:40 PM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX15/2011	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
202663968	NJ	Primary	Refinance Rate/Term	1/XX2018 1:36:40 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX15/2011	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $188,165.65 is underdisclosed from calculated Finance Charge of $188,316.47 in the amount of $150.82.
																	EXCEPTION INFO: TIL itemization did not disclose the full settlement fee of $325 as a prepaid finance charge. There is a Lender credit on page one of HUD for $60 which is not itemized therefore excluded.
202663971	MD	Primary	Refinance Rate/Term	1/XX2018 1:36:40 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX17/2012	[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $210,315.88 is underdisclosed from calculated Finance Charge of $211,515.57 in the amount of $1,199.69.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of amount financed.
202663974					CA		Primary	Refinance Rate/Term			1/XX2018 1:36:40 PM	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2011
202663986					NJ		Primary	Refinance Rate/Term			1/XX2018 1:36:40 PM	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX20/2010
202663997	SC	Primary	Refinance Cash-out - Other	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2006.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202663998					GA		Primary	Refinance Cash-out - Debt Consolidation			1/XX2018 1:36:40 PM	1			1
202664001	NJ	Primary	Refinance Cash-out - Other	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/14/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX14/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664003	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX20/2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664006	NJ	Primary	Refinance Rate/Term	1/XX2018 1:36:40 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX13/2012	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $208,426.66 is underdisclosed from calculated Finance Charge of $208,881.09 in the amount of $454.43.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202664007	NY	Primary	Refinance Rate/Term	1/XX2018 1:36:40 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX20/2012	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202664012	AZ	Primary	Refinance Rate/Term	1/XX2018 1:36:40 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202664014	AZ	Primary	Purchase	1/XX2018 1:36:40 PM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202664017	AZ	Primary	Purchase	1/XX2018 1:36:40 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX25/2007
																		CLEARED COMMENT (2018-02-12): Received complete origination appraisal. Exception cleared.
202664022	FL	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664023	AZ	Primary	Purchase	No	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2001.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664024	AZ	Primary	Purchase	No	1/XX2018 1:36:40 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX26/2001.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664026					AZ		Primary	Purchase			1/XX2018 1:36:40 PM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX18/2007	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202664027	AZ	Primary	Purchase	1/XX2018 1:36:40 PM	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $344,510.27 is underdisclosed from calculated Finance Charge of $345,220.54 in the amount of $710.27.
EXCEPTION INFO: Lenders Final TIL represents 180 monthly payments of MI. Whereas audited finance charge reflects 210 monthly payments of MI and a fall-off after approximately 78% LTV.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>
																		CLEARED COMMENT (2018-02-12): Received complete origination appraisal. Exception cleared.
202664031	CA	Primary	Refinance Cash-out - Other	01/03/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX16/2005 used as disbursement date for compliance testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202664035					CA		Primary	Refinance Rate/Term			1/XX2018 1:36:40 PM	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2012
202664036	CA	Primary	Refinance UTD	Yes	1/XX2018 1:36:40 PM	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX2003 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664039	CA	Primary	Purchase	Tested	1/XX2018 1:36:40 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2007
GENERAL COMMENT (2018-02-12): Received appraisal for different borrower and property. Exception remains.	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202664045	CA	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX30/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664052	NC	Primary	Refinance Cash-out - Other	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX27/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664054	GA	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX26/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664056	FL	Primary	Refinance Cash-out - Other	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX22/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664060	FL	Primary	Purchase	No	1/XX2018 1:36:40 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2007	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664062	FL	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664075	FL	Primary	Refinance Cash-out - Other	1/XX2018 1:36:40 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2007	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202664076	FL	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/15/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX15/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664078	NY	Primary	Refinance Rate/Term	1/XX2018 1:36:40 PM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $563,440.68 is underdisclosed from calculated Finance Charge of $564,692.68 in the amount of $1,252.00.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX14/2007
202664079	NY	Primary	Refinance Rate/Term	1/XX2018 1:36:40 PM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $750,327.34 is underdisclosed from calculated Finance Charge of $751,172.35 in the amount of $845.01.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX11/2007, prior to three (3) business days from transaction date of XXXX2007.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX25/2007
																		CLEARED COMMENT (2018-02-12): Received complete origination appraisal. Exception cleared.
202664080	NY	Primary	Refinance Cash-out - Debt Consolidation	1/XX2018 1:36:40 PM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $563,138.86 is underdisclosed from calculated Finance Charge of $563,923.87 in the amount of $785.01.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202664081	IL	Primary	Purchase	No	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX2005.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664088	TN	Primary	Refinance Cash-out - Other	Yes	01/03/2018	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/19/2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664092					IL		Primary	Refinance Rate/Term			1/XX2018 1:36:40 PM	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>
202664096	GA	Primary	Refinance Rate/Term	Yes	01/03/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/16/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX16/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664097	GA	Primary	Purchase	Yes	01/03/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX25/2005.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664100	NY	Primary	Purchase	No	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX2004.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664101	NY	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2006.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664106	NY	Primary	Purchase	1/XX2018 1:36:40 PM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $335,596.21 is underdisclosed from calculated Finance Charge of $336,282.22 in the amount of $686.01.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202664116	OH	Primary	Purchase	No	01/03/2018	2	2	[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX15/2005.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664126	AZ	Primary	Refinance Rate/Term	1/XX2018 1:36:40 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2008	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202664132	OR	Primary	Refinance Rate/Term	1/XX2018 1:36:40 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX11/2011	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202664134	OR	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX24/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664136					ID		Primary	Refinance Rate/Term			1/XX2018 1:36:40 PM	2			2		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202664138	NY	Primary	Purchase	1/XX2018 1:36:40 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX16/2007

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $683,026.09 is underdisclosed from calculated Finance Charge of $683,551.13 in the amount of $525.04.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202664141					LA		Primary	Purchase			1/XX2018 1:36:40 PM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2007	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202664157	AZ	Primary	Refinance Cash-out - Debt Consolidation	Tested	1/XX2018 1:36:40 PM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202664158	WA	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/15/2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664159					WA		Primary	Refinance Cash-out - Other			1/XX2018 1:36:40 PM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2007	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202664162					NJ		Primary	Refinance Rate/Term			1/XX2018 1:36:40 PM	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>
202664164					WA		Primary	Refinance Rate/Term			1/XX2018 1:36:40 PM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three (3) business days of receipt of the loan application.
202664169	NY	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX25/2002
202664172	TN	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX25/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664177	IL	Primary	Refinance Rate/Term	Yes	1/XX2018 1:36:40 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/22/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX22/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664178	CA	Primary	Purchase	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2002.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664181	TX	UTD	Purchase	No	01/03/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX29/2004.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
202664187	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX2018 1:36:40 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX23/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664192	TX	Primary	Purchase	Yes	1/XX2018 1:36:40 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2005.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664195	AZ	Primary	Refinance Cash-out - Other	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX21/2006.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664197					IL		Primary	Refinance Rate/Term			1/XX2018 1:36:40 PM	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2010 [3] Credit Documentation - Missing Document: Credit Report not provided
202664202	IL	Primary	Refinance Rate/Term	1/XX2018 1:36:40 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX18/2010

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $225,034.38 is underdisclosed from calculated Finance Charge of $225,434.13 in the amount of $399.75.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202664204					AZ		Primary	Refinance Rate/Term			1/XX2018 1:36:40 PM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX2009	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202664207					NJ		Primary	Refinance Rate/Term			1/XX2018 1:36:40 PM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX23/2010	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
202664210	CO	Primary	Refinance Rate/Term	1/XX2018 1:36:40 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX16/2010	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

																	[2] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application.
202664213					NJ		Primary	Refinance Rate/Term			1/XX2018 1:36:40 PM	2			2		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202664214	PA	Primary	Refinance Rate/Term	1/XX2018 1:36:40 PM	2	2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202664224	GA	Primary	UTD UTD	Yes	01/03/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX1999 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664226	GA	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664227	GA	Primary	Refinance Cash-out - Other	Yes	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664231	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2005.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664234	GA	Primary	Refinance Cash-out - Other	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2005.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664238	MD	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664239	MD	Primary	Refinance Cash-out - Other	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/24/2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664246	GA	Primary	Purchase	1/XX2018 1:36:40 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX19/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $231,113.37 is underdisclosed from calculated Finance Charge of $231,275.14 in the amount of $161.77.
EXCEPTION INFO: Unable to determination reason for under disclosure due to missing TIL Itemization of prepaid finance charges.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202664247	NC	Primary	Purchase	1/XX2018 1:36:40 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $260,497.80 is underdisclosed from calculated Finance Charge of $261,441.97 in the amount of $944.17.
EXCEPTION INFO: Unable to determine under disclosure due to missing TIL itemization of amount financed.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202664248					MD		Primary	Purchase			1/XX2018 1:36:40 PM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202664251	DC	Primary	Refinance Rate/Term	1/XX2018 1:36:40 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX29/2007
GENERAL COMMENT (2018-02-06): Unable to clear exception with documentation that was provided. Appraisal photos were provided but full appraisal in needed.

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX23/2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202664252					MD		Primary	Purchase			1/XX2018 1:36:40 PM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX31/2007 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202664256	GA	Primary	Purchase	1/XX2018 1:36:40 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202664262	GA	Primary	Purchase	No	01/03/2018	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX2002 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664264	GA	Primary	Purchase	No	1/XX2018 1:36:40 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2002.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664269	IL	Primary	Refinance Rate/Term	1/XX2018 1:36:40 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202664272					IL		Primary	Refinance Rate/Term			1/XX2018 1:36:40 PM	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX18/2011
202664273					CT		Primary	Purchase		No	01/03/2018	2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664279					OH		Primary	Refinance Rate/Term			1/XX2018 1:36:40 PM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2012	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.
202664286					IL		Primary	Refinance Rate/Term			1/XX2018 1:36:40 PM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
202664299	CA	Primary	Purchase	No	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX25/2004.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664300	CA	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX18/2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664303	CA	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2006.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664304	CA	Primary	Purchase	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $487,338.56 is underdisclosed from calculated Finance Charge of $489,284.76 in the amount of $1,946.20.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202664308					IL		Primary	Purchase			01/03/2018	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202664309					IL		Primary	Refinance Cash-out - Other			1/XX2018 1:36:40 PM	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2007 CLEARED COMMENT (2018-02-12): Received origination appraisal
202664313	IL	Primary	Refinance Rate/Term	1/XX2018 1:36:40 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2010	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202664319	IL	Primary	Refinance Rate/Term	1/XX2018 1:36:40 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>
GENERAL COMMENT (2018-02-06): Received only Appraisal map and photos, Exception remains	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $225,384.50 is underdisclosed from calculated Finance Charge of $225,429.50 in the amount of $45.00.
																	EXCEPTION INFO: There is a Lender credit on line 204 for $500 which is not itemized therefore excluded.
202664324	IL	Primary	Refinance Rate/Term	1/XX2018 1:36:40 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $148,362.07 is underdisclosed from calculated Finance Charge of $149,019.11 in the amount of $657.04.
EXCEPTION INFO: Unable to determine under disclosure due to missing the Itemization of Amount Financed

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202664326	IL	Primary	Refinance Rate/Term	1/XX2018 1:36:40 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/16/2009

																[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202664335	IL	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664337	IL	Primary	Refinance Cash-out - Other	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX27/2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664347					IL		Primary	Refinance Cash-out - Debt Consolidation			1/XX2018 1:36:40 PM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2007 [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202664351	IL	Primary	Refinance Rate/Term	1/XX2018 1:36:40 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX2009	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2009.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202664353					IL		Primary	Refinance Rate/Term			1/XX2018 1:36:40 PM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX18/2010	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
202664358	IL	Primary	Refinance Rate/Term	1/XX2018 1:36:40 PM	2	2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX22/2012, prior to three (3) business days from transaction date of XX22/2012.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
202664365	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664367					IN		Primary	Refinance Rate/Term			1/XX2018 1:36:40 PM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2007	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202664373	MI	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/03/2018	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX20/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664375	MI	Primary	Refinance Cash-out - Other	1/XX2018 1:36:40 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX27/2007
GENERAL COMMENT (2018-02-06): Unable to clear- Appraisal provided only contains pictures and floorplan.	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202664380					MA		Investment	Refinance Rate/Term			1/XX2018 1:37:43 PM	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX14/2012
202664381					NJ		Primary	Refinance Rate/Term			1/XX2018 1:37:43 PM	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2012
202664390	NJ	Primary	Refinance Rate/Term	1/XX2018 1:37:43 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202664404					KY		Primary	Purchase			1/XX2018 1:37:43 PM	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2004 CLEARED COMMENT (2018-02-05): Received origination appraisal
202664407	MI	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664409	MI	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX15/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664415	MI	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX27/2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664417	MI	Primary	Refinance Cash-out - Other	1/XX2018 1:37:43 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX17/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202664420	FL	Primary	Purchase	No	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2055 w/ Interior used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: XX11/2002 Condo (Low Rise)

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/21/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX21/2002.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
CLEARED COMMENT (2018-02-12): Received complete origination appraisal. Exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
																		CLEARED COMMENT (2018-02-12): Received complete origination appraisal. Exception cleared.
202664424	FL	Primary	Refinance Cash-out - Other	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX19/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664425	FL	Primary	Purchase	No	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX24/2002.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664426	FL	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664430	FL	Primary	Purchase	No	01/03/2018	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX29/2003 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/29/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/29/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX29/2003
																		CLEARED COMMENT (2018-02-05): Appraisal provided for review. Exception cleared.
202664434	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX2018 1:37:43 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664437	FL	Primary	Refinance Cash-out - Other	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX25/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664448	MI	Primary	Refinance Rate/Term	01/03/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2003	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $140,624.08 is underdisclosed from calculated Finance Charge of $141,131.09 in the amount of $507.01.
																	EXCEPTION INFO: TIL Itemization did not disclose an Escrow Waiver Fee in the amount of $350, a Processing Fee of $175, a Courier Fee of $15 and a Recording Processing Fee of $20 as prepaid finance charges.
202664457	MI	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/20/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664458	MI	Primary	Refinance Rate/Term	Yes	1/XX2018 1:37:43 PM	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664459	NY	Primary	Refinance Cash-out - Other	Yes	01/03/2018	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX13/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX16/2003
202664465	CA	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX24/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664469	NY	Primary	Purchase	No	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX28/2005.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664471	NY	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX25/2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664475					SC		Investment	Refinance Rate/Term			1/XX2018 1:37:43 PM	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>
202664477	PA	UTD	Purchase	No	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX23/2005.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
202664487	FL	Second Home	Purchase	No	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX30/2005.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664488	FL	Primary	Refinance Cash-out - Other	Yes	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664491	FL	Primary	Purchase	No	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX16/2006.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664492	FL	Primary	Purchase	No	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX16/2005.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664498					FL		Primary	Refinance Cash-out - Debt Consolidation			1/XX2018 1:37:43 PM	1			1			[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> CLEARED COMMENT (2018-02-12): Received origination appraisal
202664502	FL	Primary	Refinance Cash-out - Other	1/XX2018 1:37:43 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2007	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX17/2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202664513	FL	Primary	Purchase	1/XX2018 1:37:43 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX30/2007 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX23/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $267,553.08 is underdisclosed from calculated Finance Charge of $268,322.98 in the amount of $769.90.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202664518	FL	Primary	Refinance Cash-out - Other	1/XX2018 1:37:43 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2007 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX22/2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202664533					IL		Primary	Refinance Cash-out - Other			1/XX2018 1:37:43 PM	1			1
202664541					IL		Primary	Refinance Rate/Term			1/XX2018 1:37:43 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX14/2008.
202664544	MD	Primary	Refinance Rate/Term	1/XX2018 1:37:43 PM	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
202664555					CA		Primary	Refinance Rate/Term			1/XX2018 1:37:43 PM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202664558	NY	Primary	Refinance Rate/Term	1/XX2018 1:37:43 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2011 [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
202664563	NY	Primary	Refinance Cash-out - Other	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX24/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
CLEARED COMMENT (2018-02-06): Received complete origination appraisal. Exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
																		CLEARED COMMENT (2018-02-06): Received complete origination appraisal. Exception cleared.
202664564	RI	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX30/2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664566	NY	Primary	Purchase	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX13/2005.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664567	NY	Primary	Purchase	No	1/XX2018 1:37:43 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2006
GENERAL COMMENT (2018-02-06): 1025 appraisal in file missing pg 1 and 8-18. Exception remains.

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664568	MA	Primary	Refinance Cash-out - Other	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Massachusetts Home Loan - Borrower’s Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower’s interest.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664575	NY	Primary	Refinance Cash-out - Other	1/XX2018 1:37:43 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX2006 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $484,714.56 is underdisclosed from calculated Finance Charge of $485,942.86 in the amount of $1,228.30.
EXCEPTION INFO: The following fees from the HUD are not reflected on the Itemization:  Attorney Fee $800,  Travel for Settlement Agent $75 (Service Charge) , WAMU CEMA Exchange Fee $250 (Service Charge) and the Disbursement fee $95 (Wire/Funding).

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202664577	NY	Primary	Refinance Rate/Term	1/XX2018 1:37:43 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $235,622.90 is underdisclosed from calculated Finance Charge of $235,834.15 in the amount of $211.25.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202664580	NY	Primary	Purchase	1/XX2018 1:37:43 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: XXXX2006 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/22/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $454,374.71 is underdisclosed from calculated Finance Charge of $455,069.34 in the amount of $694.63.
																	EXCEPTION INFO: TIL Itemization did not disclose $600.00 Closing Attorney Fee, $50.00 Escrow Service Fee, and $45.00 Title Courier Fee as prepaid finance charges.
202664585	VT	Second Home	Refinance Cash-out - Other	1/XX2018 1:37:43 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX20/2007.

[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXX
																		CLEARED COMMENT (2018-02-06): Received complete origination appraisal. Exception cleared.
202664588	NY	Primary	Refinance Cash-out - Debt Consolidation	1/XX2018 1:37:43 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $337,113.72 is underdisclosed from calculated Finance Charge of $338,113.86 in the amount of $1,000.14.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX14/2007, prior to three (3) business days from transaction date of XXXX2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202664590					NJ		Primary	Purchase			1/XX2018 1:37:43 PM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX28/2007 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX20/2006.
202664591	NY	Primary	Refinance Rate/Term	1/XX2018 1:37:43 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX18/2007 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX16/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $479,649.65 is underdisclosed from calculated Finance Charge of $480,572.28 in the amount of $922.63.
EXCEPTION INFO: Unable to determine under disclosure due to missing the Itemization of Amount Financed

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202664596	NY	Primary	Purchase	1/XX2018 1:37:43 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX25/2007 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $613,571.50 is underdisclosed from calculated Finance Charge of $614,219.18 in the amount of $647.68.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202664598	NJ	Primary	Purchase	1/XX2018 1:37:43 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX16/2007.

[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>
																		CLEARED COMMENT (2018-02-12): Appraisal provided for review. Exception cleared.
202664601	NJ	Primary	Refinance Cash-out - Other	1/XX2018 1:37:43 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2007 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202664602	NJ	Primary	Refinance Cash-out - Debt Consolidation	1/XX2018 1:37:43 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $264,497.73 is underdisclosed from calculated Finance Charge of $264,536.56 in the amount of $38.83.
EXCEPTION INFO: The itemization of amount financed did not include the notice of settlement fee of $20 and courier fee of $24 as prepaid finance charges.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX20/2007
																		CLEARED COMMENT (2018-02-12): Received complete origination appraisal. Exception cleared.
202664604	PA	Primary	Refinance Cash-out - Other	1/XX2018 1:37:43 PM	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $205,638.43 is underdisclosed from calculated Finance Charge of $205,699.93 in the amount of $61.50.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>
																		CLEARED COMMENT (2018-02-12): Received complete origination appraisal. Exception cleared.
202664611	NJ	Primary	Refinance Cash-out - Other	Yes	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX25/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664618	MO	Primary	Purchase	No	1/XX2018 1:37:43 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2004.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664622					IL		Primary	Refinance Rate/Term			1/XX2018 1:37:43 PM	1			1
202664624	TX	Primary	Purchase	Yes	01/03/2018	2	2	[3] General - Incomplete Document: Note - Subject Lien is incomplete
EXCEPTION INFO: Missing page 2

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX28/2006.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX11/2006
202664625					AZ		Primary	Refinance Cash-out - Other			1/XX2018 1:37:43 PM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202664628					LA		Primary	Purchase			1/XX2018 1:37:43 PM	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2007
202664635	CA	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX24/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664642					CA		Primary	Refinance Cash-out - Debt Consolidation			1/XX2018 1:37:43 PM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX31/2007.
202664645	CA	Primary	Refinance Rate/Term	1/XX2018 1:37:43 PM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX18/2007, prior to three (3) business days from transaction date of XX14/2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202664646	CA	Primary	Purchase	1/XX2018 1:37:43 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX18/2007 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202664648	CA	Primary	Refinance Cash-out - Other	1/XX2018 1:37:43 PM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX21/2007

[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202664655	CA	Primary	Purchase	1/XX2018 1:37:43 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2007.

[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX28/2007
																		CLEARED COMMENT (2018-02-12): Received complete origination appraisal. Exception cleared.
202664656	CA	Primary	Purchase	1/XX2018 1:37:43 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202664659					CA		Primary	Refinance Cash-out - Debt Consolidation			1/XX2018 1:37:43 PM	3			3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202664665					IL		Primary	Refinance Cash-out - Debt Consolidation			1/XX2018 1:37:43 PM	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
202664670					VA		Primary	Refinance Rate/Term			1/XX2018 1:37:43 PM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX26/2009	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
202664671					AZ		Primary	Refinance Rate/Term			1/XX2018 1:37:43 PM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX2009	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202664675					NJ		Primary	Refinance Rate/Term			1/XX2018 1:37:43 PM	1			1
202664676	FL	Primary	Refinance Rate/Term	Tested	1/XX2018 1:37:43 PM	2	2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
202664680					AZ		Primary	Refinance Rate/Term			1/XX2018 1:37:43 PM	2			2		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202664687	FL	Primary	Refinance Cash-out - Other	1/XX2018 1:37:43 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/17/2006	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
202664691	IL	Primary	Refinance Cash-out - Debt Consolidation	1/XX2018 1:37:43 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>
																		CLEARED COMMENT (2018-02-12): Received complete origination appraisal. Exception cleared.
202664700					CT		Primary	Purchase		Tested	1/XX2018 1:37:43 PM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
202664704	DE	UTD	UTD UTD	Yes	01/03/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/XX2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
202664706	NJ	Primary	Refinance Cash-out - Debt Consolidation	Tested	1/XX2018 1:37:43 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX27/2007, prior to three (3) business days from transaction date of XX24/2007.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
202664709	PA	Primary	Refinance Cash-out - Debt Consolidation	1/XX2018 1:37:43 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX22/2006	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202664710	FL	Primary	Refinance Cash-out - Debt Consolidation	1/XX2018 1:37:43 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202664711					PA		Primary	Refinance Cash-out - Other			1/XX2018 1:37:43 PM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202664712	AR	Primary	Refinance Cash-out - Debt Consolidation	Tested	1/XX2018 1:37:43 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX22/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
202664718	FL	Primary	Refinance Cash-out - Other	1/XX2018 1:37:43 PM	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX16/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX16/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
202664723	LA	Primary	Refinance Cash-out - Debt Consolidation	01/03/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $272,784.83 is underdisclosed from calculated Finance Charge of $272,934.84 in the amount of $150.01.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.
202664726					GA		Primary	Refinance Rate/Term			1/XX2018 1:37:43 PM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX27/2006	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202664727					FL		Primary	Purchase			1/XX2018 1:37:43 PM	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/14/2006
202664730					FL		Second Home	Refinance Cash-out - Other			1/XX2018 1:37:43 PM	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2006.
202664731	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX2018 1:37:43 PM	2	2	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664733	NY	Primary	Purchase	No	1/XX2018 1:37:43 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX28/2005.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664734	PA	Primary	Purchase	No	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX31/2006.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664741	GA	Primary	Purchase	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2005.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664743	TX	Primary	Purchase	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2005.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX30/2006
202664745	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/14/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX14/2006.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664746	WA	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/14/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX14/2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664749	CA	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/03/2018	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.

[3] Appraisal Documentation - Valuation Error: Appraised value was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX26/2006	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX28/2006.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664750					CA		Primary	Refinance Cash-out - Debt Consolidation			1/XX2018 1:37:43 PM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2007 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX19/2007.
202664752	OR	Primary	Refinance Cash-out - Other	1/XX2018 1:37:43 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX27/2008.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202664757					VA		Primary	Purchase			1/XX2018 1:37:43 PM	3			3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Note - Subject Lien not provided
202664764	CA	Primary	Refinance Rate/Term	1/XX2018 1:37:43 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/26/2007 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX26/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $451,176.87 is underdisclosed from calculated Finance Charge of $485,958.90 in the amount of $34,782.03.
																	EXCEPTION INFO: It appears a lower Index was used at origination than the 4.44% Index available within the look-back period.
202664765	TX	Primary	Purchase	1/XX2018 1:37:43 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XXXX2007
202664768					FL		Primary	Purchase			1/XX2018 1:37:43 PM	1			1
202664769	NJ	Primary	Purchase	1/XX2018 1:37:43 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX28/2008.	[1] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XXX
																		CLEARED COMMENT (2018-02-12): Taken from the legal description on the origination appraisal
202664774	NY	Primary	Refinance Cash-out - Home Improvement	Tested	01/03/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX22/2004.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
202664779	MI	Primary	Construction-Permanent	No	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX21/2003.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664781	IL	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664783					NY		Primary	Refinance Cash-out - Other			01/03/2018	2			2		[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state. EXCEPTION INFO: Late charge fee of 5% exceeds the max allowed of 2% for the state of New York.
202664790	CA	Primary	Refinance Cash-out - Debt Consolidation	01/03/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX14/2006

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202664791	NY	Primary	Purchase	1/XX2018 1:37:43 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202664795					MD		Primary	Purchase			1/XX2018 1:37:43 PM	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>
202664797	GA	Primary	Purchase	1/XX2018 1:37:43 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX24/2006	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202664813	MA	Primary	Refinance Rate/Term	1/XX2018 1:37:43 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Massachusetts Home Loan - Borrower’s Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower’s interest.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest.
202664814					NJ		Primary	Purchase			1/XX2018 1:37:43 PM	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2007
202664815					VA		Primary	Purchase			1/XX2018 1:37:43 PM	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>
202664816	MI	Primary	Purchase	1/XX2018 1:37:43 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX23/2007

																[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202664817					CA		Primary	Purchase			1/XX2018 1:37:43 PM	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX18/2007 CLEARED COMMENT (2018-02-12): Received origination appraisal
202664818	KS	Primary	Refinance Rate/Term	1/XX2018 1:37:43 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX25/2006.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX20/2007
																		CLEARED COMMENT (2018-02-06): Appraisal provided for review. Exception cleared.
202664820	FL	Primary	Refinance Rate/Term	1/XX2018 1:37:43 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX27/2007
GENERAL COMMENT (2018-02-06): Unable to clear exception with documentation received. Incomplete appraisal received.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $364,713.91 is underdisclosed from calculated Finance Charge of $364,846.18 in the amount of $132.27.
																	EXCEPTION INFO: TIL Itemization only disclosed the closing fee for $300, however the hud reflects $350 for the closing fee or the courier fee of $75 as prepaid finance charges.
202664824					OH		Primary	Refinance Rate/Term			01/03/2018	2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX20/2002.
202664825	CA	Primary	Refinance Cash-out - Other	01/03/2018	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX2006 used as disbursement date for compliance testing.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202664826					TN		Primary	Refinance Rate/Term			01/03/2018	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX25/2006 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2006.
202664828	NC	Second Home	Purchase	No	01/03/2018	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX26/2005.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX25/2005
202664837	CA	Primary	Purchase	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2004.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664842	OH	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX15/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664846	OH	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX28/2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664847	NY	Primary	Purchase	No	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX29/2005.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664849	WA	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664850	WA	Primary	Purchase	No	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX18/2005.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664853	CO	Primary	Purchase	No	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2005.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664854	OR	Primary	Purchase	No	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/14/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX14/2005.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664855	CO	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX22/2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664857	CA	Primary	Purchase	No	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/19/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX19/2005.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664858	CO	Primary	Refinance Cash-out - Other	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX16/2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664861	MD	Primary	Refinance Cash-out - Other	Yes	01/03/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664862	VA	Primary	Purchase	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/15/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX15/2005.

																	GENERAL COMMENT (2018-01-24): Final TIL was in the original image file, this document does not address any exceptions on this loan.
202664863	CA	Primary	Refinance Cash-out - Other	Yes	01/03/2018	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX28/2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664865	CO	Primary	Purchase	No	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX24/2005.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664867	NY	Primary	Purchase	No	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2005.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664868	FL	Second Home	Refinance Rate/Term	No	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2005.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664869	CA	Primary	Purchase	Yes	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2005.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664870	CA	Primary	Purchase	01/03/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
202664871	CA	Primary	Purchase	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2006.

																	GENERAL COMMENT (2018-01-24): Document received was contained in the original image file and does not address outstanding exceptions on this loan.
202664873	NY	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/16/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX16/2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664874	MD	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/30/2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664876	NY	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX19/2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664877					GA		Primary	Purchase			01/03/2018	1			1			[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX14/2005 CLEARED COMMENT (2018-02-12): Received origination appraisal
202664878	CA	Primary	Refinance Cash-out - Other	01/03/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX20/2006 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX24/2005.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX28/2006, prior to three (3) business days from transaction date of XX26/2006.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
202664881	NY	Primary	Purchase	01/03/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX30/2006	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
202664882	CA	Primary	Purchase	01/03/2018	1	1	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2006
																		CLEARED COMMENT (2018-02-12): Received complete origination appraisal. Exception cleared.
202664887					NY		Primary	Purchase			01/03/2018	1			1			[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX22/2006 CLEARED COMMENT (2018-02-12): Received origination appraisal
202664888	MA	Primary	Refinance Rate/Term	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Massachusetts Home Loan - Borrower’s Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower’s interest.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX25/2006.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>
																		CLEARED COMMENT (2018-02-12): Received complete origination appraisal. Exception cleared.
202664892					NY		Primary	Purchase			01/03/2018	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX21/2001 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
202664898	GA	Second Home	Purchase	1/XX2018 1:37:43 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2003 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $131,228.28 is underdisclosed from calculated Finance Charge of $131,341.11 in the amount of $112.83.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed
202664916					WA		Primary	Purchase			01/03/2018	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>
202664925	NY	Primary	Purchase	1/XX2018 1:37:43 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202664928					CT		Primary	Purchase			1/XX2018 1:37:43 PM	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>
202664929					NY		Primary	Purchase			1/XX2018 1:37:43 PM	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2006
202664939	AZ	Primary	Purchase	1/XX2018 1:37:43 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
202664940					GA		Primary	Refinance Cash-out - Debt Consolidation			1/XX2018 1:37:43 PM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2007	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
202664943	FL	Primary	Purchase	1/XX2018 1:37:43 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2007	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $148,014.16 is underdisclosed from calculated Finance Charge of $148,214.81 in the amount of $200.65.
																	EXCEPTION INFO: The itemization of amount financed did not include the warehousing fee of $100, flood cert fee of $19.50 and the tax service fee of $85 as prepaid finance charges.
202664944					NC		Primary	Purchase			1/XX2018 1:37:43 PM	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>
202664946	TX	Primary	Purchase	1/XX2018 1:37:43 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202664947	WI	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/19/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX19/2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664952	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2006.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664953	IL	Primary	Refinance Rate/Term	1/XX2018 1:37:43 PM	1	1	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2007
																		CLEARED COMMENT (2018-02-06): Appraisal provided for review. Exception cleared.
202664958					NY		Primary	Refinance Rate/Term			1/XX2018 1:37:43 PM	1			1
202664960	OR	Primary	Refinance Cash-out - Other	1/XX2018 1:37:43 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX26/2008 used as disbursement date for compliance testing.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
202664962	WA	Primary	Refinance UTD	Yes	1/XX2018 1:37:43 PM	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX17/1997 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/17/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX17/1997.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
CLEARED COMMENT (2018-02-06): Appraisal provided for review. Exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
																		CLEARED COMMENT (2018-02-06): Appraisal provided for review. Exception cleared.
202664965	CA	Second Home	Purchase	No	01/03/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2004

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX18/2004 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/18/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX18/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664976	TX	Primary	Purchase	No	01/03/2018	3	3	[3] General - Incomplete Document: Note - Subject Lien is incomplete
EXCEPTION INFO: File does not contain page 2 of 3 of the note.

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX11/2001 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/11/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX11/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
CLEARED COMMENT (2018-02-05): Received complete origination appraisal. Exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
																		CLEARED COMMENT (2018-02-05): Received complete origination appraisal. Exception cleared.
202664989	MN	Investment	Refinance Cash-out - Debt Consolidation	1/XX2018 1:37:43 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX1999.	[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
CLEARED COMMENT (2018-02-06): Received complete origination appraisal. Exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
																		CLEARED COMMENT (2018-02-06): Received complete origination appraisal. Exception cleared.
202664993	MA	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX2018 1:37:43 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX17/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664994	IL	Primary	Refinance Rate/Term	Yes	1/XX2018 1:37:43 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2003

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664995	MN	Primary	Refinance Cash-out - Other	Yes	1/XX2018 1:37:43 PM	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX15/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202664999	CO	Primary	Refinance Rate/Term	1/XX2018 3:13:22 PM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX21/2007
GENERAL COMMENT (2018-02-06): Unable to clear. Appraisal provided is illegible.

[3] Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
GENERAL COMMENT (2018-01-25): Unable to clear- HUD provided is the same illegible HUD provided in the original image file.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX21/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2007.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX21/2007, prior to three (3) business days from transaction date of XX21/2007.
202665001					NH		Primary	Refinance Cash-out - Other			1/XX2018 1:37:43 PM	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX24/2008 used as disbursement date for compliance testing.
202665002	IL	Primary	Refinance Rate/Term	1/XX2018 1:37:43 PM	1	1	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX28/2008
																		CLEARED COMMENT (2018-02-06): Property Inspection Waiver provided for review. Appraisal not required. Exception cleared.
202665006	NC	Primary	Refinance Cash-out - Other	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX23/2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665010	FL	Primary	Refinance Rate/Term	Yes	1/XX2018 1:37:43 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX18/2004.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665015					CA		Primary	Purchase			01/03/2018	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
202665017	FL	Primary	Purchase	No	1/XX2018 1:37:43 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/14/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX14/2005.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665018	VT	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX2018 1:37:43 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX20/2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665019	VA	Primary	Purchase	No	1/XX2018 1:37:43 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2005.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665021	VT	Primary	Refinance UTD	Yes	01/03/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX23/2006 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/23/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX23/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665025	NY	Primary	Purchase	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2004.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665026	NC	Primary	Purchase	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/23/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX23/1999.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665038	MI	Primary	UTD UTD	Yes	01/03/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX26/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX26/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665041	FL	Primary	UTD UTD	Yes	01/03/2018	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX26/2003 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
CLEARED COMMENT (2018-02-06): Received Appraisal, exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
																		CLEARED COMMENT (2018-02-06): Received Appraisal, exception cleared.
202665042	FL	Primary	UTD UTD	Yes	01/03/2018	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX25/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
CLEARED COMMENT (2018-02-06): Received complete origination appraisal. Exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
																		CLEARED COMMENT (2018-02-06): Received complete origination appraisal. Exception cleared.
202665047	IL	Primary	Refinance Rate/Term	01/03/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2006 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX22/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202665048					CA		Primary	Refinance Rate/Term			01/03/2018	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>
202665052	PA	UTD	Purchase	No	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2005.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
202665054	AZ	Primary	Purchase	1/XX2018 1:37:43 PM	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2007
																		CLEARED COMMENT (2018-02-06): Received complete origination appraisal. Exception cleared.
202665057	CT	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX25/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665058	IN	Primary	Purchase	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX28/2004.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665062	AZ	Primary	Refinance Rate/Term	1/XX2018 1:37:43 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $228,386.94 is underdisclosed from calculated Finance Charge of $228,797.48 in the amount of $410.54.
																	EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.
202665074					MO		Primary	Refinance Rate/Term			1/XX2018 1:37:43 PM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2011	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202665077	FL	Primary	Refinance Rate/Term	1/XX2018 1:37:43 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX21/2012	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $149,844.23 is underdisclosed from calculated Finance Charge of $150,309.74 in the amount of $465.51.
																	EXCEPTION INFO: There is a Lender credit on line 205 for $2476.53 which is not itemized therefore excluded.
202665079	NV	Primary	Refinance Rate/Term	1/XX2018 1:37:43 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2012	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
202665081	CA	Primary	Purchase	01/03/2018	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

																[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
202665082					GA		Primary	Refinance Rate/Term			01/03/2018	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/22/2004
202665087	RI	Primary	Refinance Cash-out - Debt Consolidation	1/XX2018 1:37:43 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided.

[3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Application / Processing - Missing Document: Missing Lender’s Initial 1003

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $308,291.44 is underdisclosed from calculated Finance Charge of $321,303.20 in the amount of $13,011.76.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202665088	MD	Primary	Refinance Rate/Term	1/XX2018 1:37:43 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202665096	IL	Primary	Refinance Cash-out - Debt Consolidation	1/XX2018 1:37:43 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX23/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $133,191.80 is underdisclosed from calculated Finance Charge of $135,041.80 in the amount of $1,850.00.
EXCEPTION INFO: Unable to determine cause of under disclosure due to missing itemization of amount financed.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX23/2003 used as disbursement date for compliance testing.
CLEARED COMMENT (2018-01-25): HUD provided

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
CLEARED COMMENT (2018-01-25): HUD provided

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/23/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX23/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		CLEARED COMMENT (2018-01-25): HUD provided
202665099	CT	Primary	Refinance Rate/Term	1/XX2018 1:37:43 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
202665115	IL	Primary	Refinance Cash-out - Other	Yes	1/XX2018 1:37:43 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX17/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665117	ME	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX30/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665127	GA	Primary	Refinance UTD	Yes	1/XX2018 1:37:43 PM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX20/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/20/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX20/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665133	CA	Primary	UTD UTD	Yes	01/03/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665136	CA	Primary	Refinance Cash-out - Other	Tested	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX17/2003
																		CLEARED COMMENT (2018-02-12): Received complete origination appraisal. Exception cleared.
202665141	MI	Primary	Refinance Cash-out - Other	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX17/2002.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
CLEARED COMMENT (2018-02-12): Appraisal provided for review. Exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
																		CLEARED COMMENT (2018-02-12): Appraisal provided for review. Exception cleared.
202665145	LA	Primary	UTD UTD	Yes	1/XX2018 1:37:43 PM	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XXXX2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/XX2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
CLEARED COMMENT (2018-02-06): Received complete origination appraisal. Exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
																		CLEARED COMMENT (2018-02-06): Received complete origination appraisal. Exception cleared.
202665149	MI	Primary	Refinance UTD	Yes	01/03/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX2003 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665151	FL	Primary	Purchase	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2055 w/ Interior used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: XXXX2004 Condo (High Rise)

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2004.
202665154	MI	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665156	IL	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX27/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665157					MO		Primary	Refinance Rate/Term			01/03/2018	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2004	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX16/2004.
202665161	IL	Primary	Refinance Rate/Term	01/03/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX25/2003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $218,294.33 is underdisclosed from calculated Finance Charge of $218,464.39 in the amount of $170.06.
																	EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing itemization of amount financed.
202665171	MD	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX25/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665175	WA	Primary	Refinance Rate/Term	1/XX2018 1:37:43 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/16/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX16/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.
202665177	AZ	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665180	AL	Primary	Refinance Cash-out - Other	Yes	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665182	NY	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665183	DC	Primary	Refinance Cash-out - Other	Yes	01/03/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/14/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX14/2006.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665184	MD	Primary	Purchase	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX29/2006.
202665189	MA	Primary	Refinance Rate/Term	01/03/2018	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Massachusetts Home Loan - Borrower’s Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower’s interest.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX20/2006.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX20/2006
																		CLEARED COMMENT (2018-02-12): Appraisal provided for review. Exception cleared.
202665191	MA	Primary	Refinance Cash-out - Debt Consolidation	1/XX2018 1:37:43 PM	2	2	[2] State Compliance - Massachusetts Home Loan - Borrower’s Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower’s interest.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>
																		CLEARED COMMENT (2018-02-12): Appraisal provided for review. Exception cleared.
202665196	IL	Primary	Purchase	No	1/XX2018 1:37:43 PM	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2002.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665204	CA	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665211	CA	Primary	Purchase	No	01/03/2018	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX21/2001 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/21/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX21/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>
																		CLEARED COMMENT (2018-02-06): Received complete origination appraisal. Exception cleared.
202665217	CO	Primary	UTD UTD	Yes	1/XX2018 1:37:43 PM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX16/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/16/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX16/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665218	VA	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX28/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.
202665219	CO	Primary	UTD UTD	Yes	01/03/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665220	GA	Primary	UTD UTD	Yes	1/XX2018 1:37:43 PM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX14/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/14/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX14/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665221	FL	Primary	UTD UTD	Yes	01/03/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX30/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/30/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX30/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665223	GA	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX19/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665225	NJ	UTD	Purchase	No	01/03/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX21/2003.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
202665232	CA	Primary	Refinance Cash-out - Other	1/XX2018 1:37:43 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX18/2006 used as disbursement date for compliance testing.
202665233	CA	Primary	Refinance UTD	Tested	1/XX2018 1:37:43 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX2005 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX26/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $225,281.21 is underdisclosed from calculated Finance Charge of $230,319.92 in the amount of $5,038.71.
																	EXCEPTION INFO: Loan approval indicates the Index used was 1.885%. The lowest Index available within the look-back period is 2.0217%.
202665234	CA	Primary	Refinance Rate/Term	1/XX2018 1:37:43 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2005.
202665235					OR		Primary	Refinance Cash-out - Debt Consolidation			1/XX2018 1:37:43 PM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202665239	CA	Primary	UTD UTD	Yes	1/XX2018 1:37:43 PM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665240	CA	Primary	UTD UTD	Yes	1/XX2018 1:37:43 PM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX21/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/21/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX21/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665241	CA	Primary	Refinance Cash-out - Other	Yes	1/XX2018 1:37:43 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2007

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX28/2006.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XXX used as disbursement date for compliance testing.
CLEARED COMMENT (2018-01-26): HUD received

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
CLEARED COMMENT (2018-01-26): HUD received

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/28/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXX  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		CLEARED COMMENT (2018-01-26): HUD received
202665243	CA	Primary	Refinance Cash-out - Debt Consolidation	1/XX2018 1:37:43 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX15/2007.	[1] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
																		CLEARED COMMENT (2018-01-24): Final HUD provided.
202665244	AZ	Primary	Purchase	1/XX2018 1:37:43 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX29/2007
																		CLEARED COMMENT (2018-02-06): Property inspection waiver certificate in file. Exception cleared.
202665246					CA		Primary	Refinance Cash-out - Debt Consolidation			1/XX2018 1:37:43 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX24/2007.
202665247					NJ		Primary	Refinance Cash-out - Debt Consolidation			1/XX2018 1:37:43 PM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX18/2007 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX19/2007.
202665250	MA	Primary	Refinance Rate/Term	1/XX2018 1:37:43 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge fee of 5% exceeds the max allowed of 3% for the state of Massachusetts.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX11/2007.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>
																		CLEARED COMMENT (2018-02-07): Property Inspection Waiver was provided. Exception cleared.
202665253					WA		Primary	Refinance Rate/Term			1/XX2018 1:37:43 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2007 CLEARED COMMENT (2018-02-05): PIW received, no appraisal was required
202665254	CO	Primary	Purchase	1/XX2018 1:37:43 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Colorado Home Loan (Ability to Repay not Verified): Colorado Home Loan (HB1322): Borrower’s ability to repay not verified with reliable documentation.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/28/2007.
202665255	CA	Primary	Refinance Rate/Term	1/XX2018 1:37:43 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
202665256					IL		Primary	Refinance Rate/Term			1/XX2018 1:37:43 PM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX28/2008 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX19/2008.
202665276					FL		Primary	Refinance Rate/Term			1/XX2018 1:38:30 PM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2008 [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
202665281	AL	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665288	IL	Primary	Purchase	Yes	01/03/2018	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX2002 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
CLEARED COMMENT (2018-02-06): Received complete origination appraisal. Exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
																		CLEARED COMMENT (2018-02-06): Received complete origination appraisal. Exception cleared.
202665294	MI	Primary	Refinance UTD	Yes	1/XX2018 1:38:30 PM	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX2002 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/XX2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
CLEARED COMMENT (2018-02-06): Received appraisal, exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
																		CLEARED COMMENT (2018-02-06): Received appraisal, exception cleared.
202665300	CO	Primary	Refinance UTD	Yes	01/03/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX22/2003 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/22/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX22/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
CLEARED COMMENT (2018-02-05): Origination appraisal received

[1] Appraisal Documentation - Missing Document: Appraisal not provided
																		CLEARED COMMENT (2018-02-05): Origination appraisal received
202665301	MS	Primary	Refinance Cash-out - Other	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665307	FL	Primary	Refinance Cash-out - Debt Consolidation	1/XX2018 1:38:30 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX18/2006.
202665309	MA	Primary	Purchase	1/XX2018 1:38:30 PM	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX26/2006.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX26/2007 CLEARED COMMENT (2018-02-05): Received origination appraisal
202665313	WA	Primary	Purchase	1/XX2018 1:38:30 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX16/2007.
202665317	AZ	Primary	Refinance Rate/Term	1/XX2018 1:38:30 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX30/2007 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202665323	MI	Primary	Construction-Permanent	No	1/XX2018 1:38:30 PM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2007
GENERAL COMMENT (2018-02-05): Unable to clear exception with documentation that was provided. Ony the 442 document was provided but an appraisal is needed.

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX27/2006 used as disbursement date for compliance testing.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665324					IL		Primary	Refinance Rate/Term			1/XX2018 1:38:30 PM	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX14/2007
202665329	WA	Primary	Refinance Rate/Term	1/XX2018 1:38:30 PM	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202665330	WA	Primary	Refinance Rate/Term	1/XX2018 1:38:30 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202665337	NY	Primary	Refinance Rate/Term	1/XX2018 1:38:30 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Desk-Top Review / Valuation Report Date: XXXX2005	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX19/2005.
202665338	NJ	Primary	Refinance Cash-out - Other	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX26/2005.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX28/2005
202665343	AL	Primary	Refinance Cash-out - Debt Consolidation	01/03/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX24/2005.
202665345					NY		Primary	Refinance Rate/Term			01/03/2018	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
202665348	GA	Primary	Purchase	01/03/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2006

[3] Credit Documentation - Missing Document: Credit Report not provided

																[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
202665355	FL	Primary	Purchase	1/XX2018 1:38:30 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX15/2007

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/15/2006.
202665356	GA	Primary	Purchase	Yes	1/XX2018 1:38:30 PM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665363	CA	Primary	Refinance Cash-out - Debt Consolidation	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX28/2005 CLEARED COMMENT (2018-02-05): Received Appraisal, exception cleared.
202665370	FL	Investment	Refinance UTD	01/03/2018	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX13/2002 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.	[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
CLEARED COMMENT (2018-02-06): Received appraisal, exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
CLEARED COMMENT (2018-02-06): Received appraisal, exception cleared.

[1] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
CLEARED COMMENT (2018-02-06): Received appraisal, exception cleared.

[1] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2018-02-06): Received appraisal, exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
CLEARED COMMENT (2018-02-06): Received appraisal, exception cleared.

[1] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																		CLEARED COMMENT (2018-02-06): Received appraisal, exception cleared.
202665372	FL	UTD	Purchase	No	1/XX2018 1:38:30 PM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX13/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/13/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX13/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.

[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																	EXCEPTION INFO: Unable to determine occupancy of subject property at time of origination.
202665373	NC	Primary	Refinance UTD	Yes	1/XX2018 1:38:30 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/13/2002 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/13/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX13/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
CLEARED COMMENT (2018-02-06): Received appraisal, exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
																		CLEARED COMMENT (2018-02-06): Received appraisal, exception cleared.
202665374	MI	Primary	Refinance Cash-out - Other	Yes	01/03/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/13/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/13/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX13/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665375	TX	Primary	Purchase	No	01/03/2018	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX2002 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/XX2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX11/2002	[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
CLEARED COMMENT (2018-02-06): Received appraisal, exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
																		CLEARED COMMENT (2018-02-06): Received appraisal, exception cleared.
202665380	CA	Primary	UTD UTD	Yes	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665383	WA	Primary	Purchase	No	1/XX2018 1:38:30 PM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2007

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX15/2007 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/15/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX15/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665401					CA		Primary	Refinance Cash-out - Other			01/03/2018	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX25/2006, prior to three (3) business days from transaction date of XX24/2006.
202665405	CA	Primary	Refinance Rate/Term	01/03/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: Financing Agreement Used For Fee Testing: Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX24/2006, prior to three (3) business days from transaction date of XX28/2006.
202665406	WA	Primary	Refinance Cash-out - Other	01/03/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202665411	AZ	Primary	Refinance Rate/Term	01/03/2018	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $261,535.94 is underdisclosed from calculated Finance Charge of $271,510.36 in the amount of $9,974.42.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX18/2006, prior to three (3) business days from transaction date of XX14/2006.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202665412	CA	Primary	Refinance Cash-out - Other	01/03/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX14/2006, prior to three (3) business days from transaction date of XXXX2006.
202665413	CA	Primary	Refinance Cash-out - Other	1/XX2018 1:38:30 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX28/2006.
202665414					CA		Primary	Refinance Cash-out - Other			01/03/2018	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202665415	CA	Primary	Refinance Cash-out - Other	01/03/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202665417	CA	Primary	Refinance Rate/Term	01/03/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX13/2006 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/20/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX20/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202665418	CA	Primary	Refinance Rate/Term	01/03/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX15/2006 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 0 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
202665420	CA	Primary	Refinance Cash-out - Other	1/XX2018 1:38:30 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> CLEARED COMMENT (2018-02-06): Received Appraisal, exception cleared.
202665422	CA	Primary	Refinance Rate/Term	Yes	1/XX2018 1:38:30 PM	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665423	CA	Primary	Refinance Rate/Term	1/XX2018 1:38:30 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX25/2007 used as disbursement date for compliance testing.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202665425					CA		Investment	Refinance Rate/Term			1/XX2018 1:38:30 PM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2007	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202665427	CA	Primary	Refinance Cash-out - Other	1/XX2018 1:38:30 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202665429	CA	Primary	Purchase	1/XX2018 1:38:30 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006.
202665430	CA	Primary	Refinance Cash-out - Other	1/XX2018 1:38:30 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX2007 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
202665436	CA	Primary	Refinance Cash-out - Debt Consolidation	1/XX2018 1:38:30 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX22/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $495,709.04 is underdisclosed from calculated Finance Charge of $495,842.75 in the amount of $133.71.
																	EXCEPTION INFO: TIL itemization reflects prepaid interest of $662.09, however the Title closing statement reflects prepaid interest of $814.88.
202665439	CA	Primary	Refinance Rate/Term	1/XX2018 1:38:30 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2007.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX27/2007, prior to three (3) business days from transaction date of XX23/2007.
202665445	CA	Primary	Refinance Rate/Term	1/XX2018 1:38:30 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX30/2007 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/28/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX20/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202665448	CA	Primary	Refinance Cash-out - Other	1/XX2018 1:38:30 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX27/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202665450	CA	Primary	Refinance Cash-out - Other	1/XX2018 1:38:30 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX18/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX26/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202665452	CA	Primary	Refinance Cash-out - Other	1/XX2018 1:38:30 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.
202665454	CA	Primary	Refinance Cash-out - Other	1/XX2018 1:38:30 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX18/2007.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX29/2007, prior to three (3) business days from transaction date of XX24/2007.
202665455	CA	Primary	Refinance Cash-out - Other	1/XX2018 1:38:30 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX19/2007.
202665456	CA	Primary	Refinance Cash-out - Other	1/XX2018 1:38:30 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX15/2007 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX25/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
202665458	CA	Primary	Refinance Rate/Term	1/XX2018 1:38:30 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX16/2007.
202665465	CA	Primary	Purchase	1/XX2018 1:38:30 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202665485	CA	Primary	Purchase	01/03/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX2006 used as disbursement date for compliance testing.
202665486	CA	Primary	Refinance Cash-out - Other	01/03/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
202665487	CA	Primary	Purchase	1/XX2018 1:38:30 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX2006 used as disbursement date for compliance testing.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202665489	CA	Primary	Refinance Cash-out - Debt Consolidation	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX26/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202665491	CA	Primary	Refinance Cash-out - Other	01/03/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: Financing Agreement Used For Fee Testing: Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202665492	CA	Primary	Refinance Rate/Term	01/03/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX2006 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202665493	CA	Primary	Refinance UTD	01/03/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/23/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/23/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202665494	CA	Primary	Refinance Rate/Term	01/03/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202665495	CA	Primary	Refinance Cash-out - Other	01/03/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $566,975.53 is underdisclosed from calculated Finance Charge of $567,016.15 in the amount of $40.62.
																	EXCEPTION INFO: TIL Itemization only disclosed prepaid interest in the amount of $484.26 and the final closing statement reflects $830.16.
202665497					CA		Investment	Refinance Cash-out - Debt Consolidation			01/03/2018	3			3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202665501	CA	Primary	Refinance Cash-out - Other	01/03/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX21/2006 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/21/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX20/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202665505	CA	Primary	Refinance Cash-out - Other	01/03/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX31/2006 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202665506	CA	Primary	Refinance Rate/Term	01/03/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.

																[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202665509	CA	Primary	Refinance Cash-out - Other	01/03/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX11/2006 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/11/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX26/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202665526	TX	Primary	Construction-Permanent	1/XX2018 1:38:30 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/20/2002 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX20/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
202665527	OR	Primary	Refinance Rate/Term	01/03/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/22/2002

[3] Missing/Incorrect - Missing document: Lease on leasehold property is not in file

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/XX2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2002.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202665529					MS		Primary	Refinance Rate/Term			01/03/2018	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX14/2003	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202665543					NJ		Primary	Purchase			01/03/2018	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2006
202665547					DE		Primary	Purchase			01/03/2018	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202665548					WA		Primary	Purchase			01/03/2018	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202665549	ID	Primary	Refinance Rate/Term	01/03/2018	2	2	[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202665564	IL	Primary	Purchase	Yes	1/XX2018 1:38:30 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/16/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX16/2002.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665572	AZ	Primary	UTD UTD	Yes	01/03/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665578	IL	Primary	Purchase	Yes	01/03/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX30/2003.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665598	CO	Primary	Refinance Cash-out - Other	01/03/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX30/2002.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> CLEARED COMMENT (2018-02-06): Received origination appraisal
202665602					CA		Primary	Refinance Cash-out - Other			01/03/2018	3			3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX17/2005.
202665603	CA	Primary	Refinance Cash-out - Other	Tested	01/03/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
202665606	NV	Primary	Purchase	01/03/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/21/2005 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX21/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
202665607	CA	Primary	Refinance Cash-out - Debt Consolidation	01/03/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX30/2005.
202665613	CA	Primary	Refinance Rate/Term	01/03/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX19/2006.
202665614					FL		Primary	Refinance Cash-out - Debt Consolidation			1/XX2018 1:38:30 PM	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX13/2005.
202665615	CA	Investment	Refinance Cash-out - Other	1/XX2018 1:38:30 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX20/2006 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX18/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
202665616	CA	Primary	Refinance Cash-out - Other	1/XX2018 1:38:30 PM	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX14/2006, prior to three (3) business days from transaction date of XX17/2006.	[1] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
																		CLEARED COMMENT (2018-01-26): Cleared with HUD received
202665619	CA	Primary	Refinance UTD	1/XX2018 1:38:30 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX28/2006 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
202665620	CA	Primary	Purchase	1/XX2018 1:38:30 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX17/2006.
202665623	CA	Primary	Refinance Cash-out - Other	Yes	1/XX2018 1:38:30 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX15/2006 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2006 which is 0 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665624	CA	Primary	Refinance Cash-out - Other	1/XX2018 1:38:30 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX1/14/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX23/2006.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX18/2006, prior to three (3) business days from transaction date of XX14/2006.
202665625	CA	Primary	Refinance Rate/Term	1/XX2018 1:38:30 PM	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

GENERAL COMMENT (2018-01-24): Document received is the same TIL from the original loan file, loan does not have any TIL related exceptions.

																	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
202665631	CA	Primary	Refinance Cash-out - Other	1/XX2018 1:38:30 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX21/2006.
202665634	CA	Primary	Purchase	1/XX2018 1:38:30 PM	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2007.

																	GENERAL COMMENT (2018-01-24): TIL received was provided in the original image file, loan does not have any TIL related exceptions.
202665636	CA	Primary	Refinance Cash-out - Other	1/XX2018 1:38:30 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX2007.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX26/2007, prior to three (3) business days from transaction date of XX23/2007.
202665638	NC	Primary	Purchase	Yes	1/XX2018 1:38:30 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX13/2007 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/27/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX27/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665639	CA	Primary	Purchase	1/XX2018 1:38:30 PM	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202665641	FL	Primary	Purchase	1/XX2018 1:38:30 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202665642	NY	Primary	Purchase	No	1/XX2018 1:38:30 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX1992 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX1992 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX1991.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
CLEARED COMMENT (2018-02-06): Received complete origination appraisal. Exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
																		CLEARED COMMENT (2018-02-06): Received complete origination appraisal. Exception cleared.
202665661	NH	Primary	Purchase	No	1/XX2018 1:38:30 PM	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX28/1991 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/28/1991 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX28/1990.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
CLEARED COMMENT (2018-02-06): Received appraisal, exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
																		CLEARED COMMENT (2018-02-06): Received appraisal, exception cleared.
202665662	PA	Primary	Purchase	No	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/22/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/22/1999.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
CLEARED COMMENT (2018-02-06): Appraisal provided, exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
																		CLEARED COMMENT (2018-02-06): Appraisal provided, exception cleared. Appears address on appraisal was originally on note and mortgage prior to being corrected. Legal description on appraisal matches legal on mortgage.
202665745					IL		Primary	Refinance Rate/Term			1/XX2018 1:38:30 PM	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202665790	CA	Primary	UTD UTD	No	1/XX2018 1:38:30 PM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX20/1992 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/20/1992 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/20/1991.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665809	TX	Primary	Purchase	No	01/03/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX19/1995 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/19/1995 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX19/1995.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665813	GA	Primary	UTD UTD	Yes	1/XX2018 1:38:30 PM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX28/1998 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/28/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/28/1997.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665817	GA	UTD	UTD UTD	Yes	01/03/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX26/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX26/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
202665850	MA	UTD	UTD UTD	Yes	01/03/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX24/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/24/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX24/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
202665852	IL	Primary	Refinance Rate/Term	Yes	01/03/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX26/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665853	IL	Primary	Refinance Cash-out - Other	Yes	01/03/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX23/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665854	IN	Primary	UTD UTD	Yes	01/03/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX22/2003

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX22/2003 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/22/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX22/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Document Error - Unable to determine property type, compliance results were generated using a defaulted value of Single Family Detached.: Valuation Type: Stated / Valuation Report Date: XX22/2003
202665860	FL	Second Home	Purchase	No	01/03/2018	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX30/2003.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665866	FL	Primary	UTD UTD	Yes	01/03/2018	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX2002 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
CLEARED COMMENT (2018-02-06): Received complete origination appraisal. Exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
																		CLEARED COMMENT (2018-02-06): Received complete origination appraisal. Exception cleared.
202665870	IN	Primary	Refinance UTD	Yes	01/03/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX2000 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/XX2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665877	CA	Primary	UTD UTD	Yes	01/03/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided
GENERAL COMMENT (2018-02-06): Received property photos, sketch and map only. Exception remains.

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX21/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
GENERAL COMMENT (2018-02-06): Received property photos, sketch and map only. Exception remains.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/21/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX21/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665885	MD	Primary	Purchase	No	01/03/2018	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX15/2001 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/15/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/15/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX15/2001
CLEARED COMMENT (2018-02-06): Received complete origination appraisal. Exception cleared.

[1] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		CLEARED COMMENT (2018-02-06): Verified purchase loan. Exception cleared.
202665900	WI	Primary	Purchase	No	01/03/2018	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX20/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2055 w/ Interior used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: XX13/2002 Condo (Low Rise)

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/20/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX20/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
CLEARED COMMENT (2018-02-06): Received complete origination appraisal. Exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
CLEARED COMMENT (2018-02-06): Received complete origination appraisal. Exception cleared.

[1] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		CLEARED COMMENT (2018-02-06): Verified purchase loan. Exception cleared.
202665912	FL	Primary	UTD UTD	No	01/03/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Missing Data - The Loan Purpose cannot be determined based on the documents in the loan file. Loan purpose of Cash Out Refinance was used to perform all applicable compliance testing.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX31/1993 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/31/1993 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX28/1993.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665924	AL	Primary	Purchase	No	01/03/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX18/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/18/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/18/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XXXX2001	[1] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. CLEARED COMMENT (2018-02-06): Verified purchase loan. Exception cleared.
202665928	IL	Primary	Refinance Rate/Term	01/03/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX1992
GENERAL COMMENT (2018-02-06): Received Appraisal photos and map only. Exception remains.

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/22/1992 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX22/1991.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
202665948	PA	Primary	Refinance Cash-out - Debt Consolidation	Yes	1/XX2018 1:38:30 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX1/18/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX18/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																	GENERAL COMMENT (2018-01-26): Received HUD, no exception to clear.
202665957					NY		Primary	Refinance Rate/Term			01/03/2018	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX2003 [3] Credit Documentation - Missing Document: Credit Report not provided
202665966	MD	Primary	Refinance Cash-out - Other	Yes	1/XX2018 1:38:30 PM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/19/2003 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/19/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX19/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665975	MA	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/03/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX17/2002

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX11/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/11/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202665982	NC	Primary	Refinance UTD	01/03/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX15/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/15/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/15/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
202665985	NY	Primary	Refinance Rate/Term	1/XX2018 1:38:30 PM	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/13/2003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $416,600.12 is underdisclosed from calculated Finance Charge of $416,785.15 in the amount of $185.03.
																	EXCEPTION INFO: There is a Lender credit for $942.50 which is not itemized therefore excluded.
202666012	CA	Primary	Purchase	01/03/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX27/2003 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX20/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
202666012	CA	Primary	Purchase	01/03/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/27/2003 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXX Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.